UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the year ended June 30, 2020, originally filed with the Securities and Exchange Commission on September 3, 2020 (Accession Number 0001193125-20-239008) to amend Item 1, “Reports to Shareholders”. The sole purpose of this amendment is to include the Management’s Discussion of Fund Performance disclosure for Series S000033060, that was inadvertently omitted in the original filing.

Item 1. Reports to Shareholders.

Annual Report
June 30, 2020
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. Dollars and pay coupon and principal in U.S. Dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The DBIQ Optimum Yield Diversified Commodity Index Excess Return employs a rule based approach when it rolls from one futures contract to another for each commodity in the index. DBLCI Diversified Index represents 14 commodities drawn from the Energy, Precious Metals, Industrial Metals and Agriculture sectors.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the large and mid-cap equity market performance of developed markets.
The Bloomberg Barclays US Long Government/Credit Index measures the investment return of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate, and investment-grade international dollar-denominated bonds with maturities longer than 10 years. The average maturity is approximately 20 years.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity markets.
The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
The Bloomberg Barclays US Treasury Bellwether 3 Month Index is a benchmark tracking the performance and attributes of the on-the-run U.S. Treasury that reflects the most recently issued three month security.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
See accompanying notes to financial statements.
1

SPDR SSGA Multi-Asset Real Return ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Multi-Asset Real Return ETF (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income. The Fund’s primary benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –12.71%, and the Index was 8.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The allocations to commodities, global natural resource and global infrastructure equities, and real estate via Real Estate Investment Trusts (REITs), were the primary drivers of Fund performance during the Reporting Period relative to the Index. Commodities have remained under pressure over the past year, with growth fears stemming from ongoing trade concerns, an oversupply of product in the energy and agricultural sectors, and the significant drawdown in demand over the past six months as the COVID-19 pandemic gripped the entire globe. There was a brief period at the end of 2019 when an improving macro outlook seemed promising, underpinned by the OPEC+ agreement to cut production and a phase one trade deal between the US and China that was expected to provide support for energy, metals, and agricultural commodities. While that proved fleeting, gold remained well bid as global monetary policy became more accommodative and geopolitical risks increased, capped with the economic implications for markets due to the current global pandemic. Global natural resource equities continued to be rattled by many of the same issues affecting commodities and were weighted down further with declining profitability, forced reductions in capital expenditures, and investor aversion to the group. With the onset of the pandemic global supply chain disruptions and impacts on labor from quarantine measures had a debilitating effect on both global natural resources and the more stable infrastructure equities. Collapsing global Purchasing Manufacture Indexes (PMIs) in the first half of 2020 signaled a sharp contraction in business activity and while economies are starting to enact re-opening plans, it’s likely to come at a gradual pace with softer demand likely pro-longed. Infrastructure fared better as the utility companies, which are not as sensitive to the particular economic environment, helped to provide support. Real estate benefited in the first half of the period as concerns over trade discussions with China led investors to seek out assets that might be more insulated from a negative outcome. Further, the assets were positioned to benefit from multiple Federal Reserve rate cuts and declining US treasury yields. However, with the onset of the pandemic and despite possessing defensive characteristics along with an attractive yield advantage over the US 10-year treasuries, REITs experienced a deep selloff in the first half of 2020. The office, retail, hospitality and food services industries remain under extreme duress as lockdowns have closed many businesses while rising unemployment and social distancing guidelines have dented demand which is likely to materially impact cash flows and dividends. Despite the consistent trend lower in market-implied breakeven inflation expectations, real yields were pushed relentlessly lower in 2019 and first quarter of 2020. More recently, the demand destruction and deflationary effects of the pandemic have been evident in the recent global inflation readings. US Consumer Price Index (CPI) prints declined over a four-month period in the first half of 2020 before turning positive in June, a sign of gradually recovering inflation expectations. Five-year breakevens for US TIPS noticeably improved, moving higher over the last three months and outperformed nominal bonds of similar maturities.
The Fund did not invest in derivatives during the reporting period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis were the Invesco DB Gold Fund (DGL) SPDR Portfolio TIPS ETF (SPIP), and SPDR FTSE International Government Inflation-Protected Bond ETF (WIP). The lowest contributors to the Fund’s performance on an absolute basis were the Energy Select Sector SPDR Fund (XLE), SPDR S&P Metals and Mining ETF(XME), and Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC).
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR SSGA Multi-Asset Real Return ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
ONE YEAR	– 12.71%	– 12.81%	8.74%	– 21.33%	– 12.71%	– 12.81%	8.74%	– 21.33%
FIVE YEARS	– 7.36%	– 7.32%	21.16%	– 30.78%	– 1.52%	– 1.51%	3.91%	– 7.09%
SINCE INCEPTION(1)	– 14.72%	– 14.70%	20.25%	– 53.60%	– 1.93%	– 1.92%	2.28%	– 8.96%

(1)	For the period April 25, 2012 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Multi-Asset Real Return ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	21.3%
SPDR S&P Global Natural Resources ETF	21.3
SPDR Portfolio TIPS ETF	17.6
SPDR S&P Global Infrastructure ETF	10.5
SPDR FTSE International Government Inflation-Protected Bond ETF	7.8
TOTAL	78.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Commodities	23.5%
Natural Resources	23.3
Inflation Linked	17.6
International Equity	12.6
Real Estate	12.2
International Fixed Income	7.8
Domestic Equity	2.6
Short Term Investments	20.2
Liabilities in Excess of Other Assets	(19.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR SSGA Income Allocation ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR SSGA Income Allocation ETF (the “Fund”) seeks to provide total return by focusing on investments in income and yield-generating assets. The Fund’s primary benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –4.56%, and the Index was 2.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Investments in equity asset segments, such as dividend-focused US large cap stocks, along with equity and mortgage REITs were the primary drivers of the Fund performance during the Reporting Period. During the first quarter of 2020, the equity markets seized up given the uncertainty caused by COVID19. Pressure on these segments caused by the significant sell-off during the first quarter drove the performance results as active positions in these segments were a drag on relative performance against the Index and absolute performance for the Reporting Reriod. Although the markets did recover during the second quarter of 2020 in response to swift monetary and fiscal action, it was not enough to offset the earlier declines. Real estate focused investments were plagued by the uncertainty surrounding future rental income, as investors grappled with what the “new normal” might bring to brick and mortar retail while work from home measures dimmed the outlook for other commercial property. In addition, the uncertainty caused by COVID19 drove interest rates lower as investors bought safe haven US treasuries, and the Fed brought short-term rates to zero. The flight to quality caused the US Treasury 10-year to reach 50bps on March 9th. The significant fall in yields drove US treasury investments to post the strongest positive contribution to return for the Reporting Period. Corporate bonds along with convertible debt also did well for the Reporting Period as investors sought credit risk as equities became well bid during the second quarter of 2020.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on a absolute basis during the reporting period were the SPDR Long Term Treasury ETF, SPDR Bloomberg Barclays Convertible Securities ETF, and SPDR Portfolio Long Term Corporate Bond ETF. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Portfolio S&P 500 High Dividend ETF, the Invesco KBW Premium Yield Equity REIT ETF, and iShares Mortgage Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR SSGA Income Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Bloomberg Barclays US Long Government /Credit Bond Index	Net Asset Value	Market Value	MSCI World Index	Bloomberg Barclays US Long Government /Credit Bond Index
ONE YEAR	– 4.56%	– 4.55%	2.84%	18.91%	– 4.56%	– 4.55%	2.84%	18.91%
FIVE YEARS	17.95%	18.00%	39.59%	53.73%	3.36%	3.37%	6.90%	8.98%
SINCE INCEPTION(1)	38.58%	38.58%	101.42%	73.16%	4.07%	4.07%	8.94%	6.94%

(1)	For the period April 25, 2012 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Income Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
SPDR Portfolio S&P 500 High Dividend ETF	12.8%
SPDR Bloomberg Barclays High Yield Bond ETF	12.1
SPDR Blackstone / GSO Senior Loan ETF	10.4
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	10.3
SPDR Portfolio Long Term Treasury ETF	8.6
TOTAL	54.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Domestic Fixed Income	50.3%
Domestic Equity	24.8
International Equity	11.7
International Fixed Income	10.3
Inflation Linked	2.7
Short Term Investments	17.1
Liabilities in Excess of Other Assets	(16.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA Global Allocation ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Global Allocation ETF (the “Fund”) seeks to provide capital appreciation. The Fund’s primary benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.00%, and the Index was 1.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Investments across multiple asset classes including global market equities, US corporate and government bonds and commodities were all primary drivers of Fund performance during the Reporting Period relative to the Index. Financial markets experienced a considerable increase in volatility over the year, particularly in the second half as social distancing and other mobility restrictions enacted to slow the spread of the Coronavirus Disease 2019 (COVID-19) caused significant harm to the global economy. Among the hardest hit asset classes held within the Fund were Real Estate Investment Trusts (REITs), where lock-downs forced many businesses to shudder in the face of dented demand – placing a fresh uncertainty on prospects for the sector as whole. The re-pricing future profitability was not limited to just REITs however, equities across the globe similarly suffered as expectations for earnings growth were revised lower as a result of the virus. Spreads also widened on corporate bonds over the period, pressuring returns in high yield securities. Still, with investors seeking safety in government bonds and the Federal Reserve aggressively cutting interest rates, the decline in yields over the period led to positive returns for most allocations to fixed income within the Fund. In equities, US large cap stocks were a lone bright spot with technology stocks gaining the lion’s share of positive performance. Finally, despite supply and demand shocks pressuring returns lower across the broader commodity complex, gold responded favorably as a hedge to macro-economic uncertainty and was a large contributor to positive return for the Fund.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Dow Jones REIT ETF, the SPDR Developed World ex-US ETF and the SPDR Dow Jones International Real Estate ETF. The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the Invesco DB Gold Fund, the SPDR S&P 500 ETF Trust and the SPDR Portfolio Intermediate Term Corporate Bond ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR SSGA Global Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	MSCI ACWI IMI Index	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	– 1.00%	– 0.87%	1.17%	8.74%	– 1.00%	– 0.87%	1.17%	8.74%
FIVE YEARS	21.53%	21.55%	34.52%	23.45%	3.98%	3.98%	6.11%	4.30%
SINCE INCEPTION(1)	54.19%	54.37%	88.35%	31.89%	5.43%	5.45%	8.05%	3.44%

(1)	For the period April 25, 2012 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Global Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
SPDR S&P 500 ETF Trust	19.7%
SPDR Portfolio Developed World ex-US ETF	16.5
SPDR Portfolio Intermediate Term Corporate Bond ETF	15.6
SPDR Bloomberg Barclays High Yield Bond ETF	11.0
SPDR Portfolio Emerging Markets ETF	7.1
TOTAL	69.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Domestic Fixed Income	28.7%
Domestic Equity	27.5
International Equity	27.5
Inflation Linked	5.3
Commodities	4.3
International Fixed Income	3.0
Real Estate	1.9
Short Term Investments	27.7
Liabilities in Excess of Other Assets	(25.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR SSGA ULTRA SHORT TERM BOND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Ultra Short Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital and daily liquidity through short duration high quality investments. The Fund’s benchmark is the Bloomberg Barclays US Treasury Bellwether 3 Month Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 1.86%, and the Index was 1.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The excess duration of the Fund plus the yield advantage from the Fund’s allocation to investment grade corporate credit floating rate notes (“FRN”) and asset-backed securities (“ABS”) were the primary drivers of the Fund’s out-performance of the Index during the Reporting Period. During the Reporting Period, the COVID-19 global pandemic led to a material widening of FRN and ABS spreads, which led to a significant easing of Federal Reserve monetary policy and US fiscal policy. During the Reporting Period, the Fed cut the Fed Funds rate from 2.50% to 0.25%. Also, during the Reporting Period, the Fed’s balance sheet grew from $3.8 trillion to $7.1 trillion as the Fed initiated a securities purchase program in 2020 that included corporate bond securities for the first time. Finally, the US government passed legislation during the Reporting Period that resulted in roughly $3.0 trillion of new fiscal stimulus. The combination of government support and early signs of an economic recovery were the key drivers to the significant recovery of FRN and ABS spreads observed during the Reporting Period. The Fund maintained a duration profile near the middle of its expected 0.25 to 0.75 range during the Reporting Period.
As of the June 30, 2020, the Fund’s asset allocation consisted of US Treasuries (3.9%), Credit-Financial (27.8%), Credit- Industrial (31.9%), Credit-Non Corp (3.4%), ABS (27.4%), CMBS (1.9%) and Cash (3.7%).
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR SSGA Ultra Short Term Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US Treasury Bellwether 3 Month Index	Net Asset Value	Market Value	Bloomberg Barclays US Treasury Bellwether 3 Month Index
ONE YEAR	1.86%	2.02%	1.65%	1.86%	2.02%	1.65%
FIVE YEARS	8.72%	8.89%	6.20%	1.69%	1.72%	1.21%
SINCE INCEPTION(1)	9.44%	9.62%	6.30%	1.35%	1.38%	0.91%

(1)	For the period October 9, 2013 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Ultra Short Term Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Notes 1.63% 7/31/2020	3.5%
Ford Credit Auto Lease Trust 2.90% 5/15/2022	2.0
Nissan Master Owner Trust Receivables ABS 0.50% 10/17/2022	1.9
L3Harris Technologies, Inc. 1.06% 3/10/2023	1.6
Albemarle Corp. 1.44% 11/15/2022	1.6
TOTAL	10.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	62.6%
Asset-Backed Securities	27.4
U.S. Treasury Obligations	3.5
Mortgage-Backed Securities	1.9
Foreign Government Obligations	0.1
Short-Term Investment	3.9
U.S. Treasury	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2020 (the “Reporting Period”), the SPDR MFS Systematic Core Equity ETF (the “Fund”) provided a total return of 2.78%. This compares with a return of 7.51% for the Fund’s benchmark, the Standard & Poor’s 500 Stock Index (S&P 500 Index).
Market Environment
Markets experienced an extraordinarily sharp selloff and, in many cases, an unusually rapid partial recovery late in the Reporting Period. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of COVID-19. At this point, the global economy looks to have experienced the deepest, steepest and possibly shortest recession in the post-war period. The recovery remains subject to more than the usual uncertainties, however, due to questions around the evolution of the virus, its continued impacts and treatments.
Compounding market uncertainty earlier in the coronavirus pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in a price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The OPEC+ group later agreed on output cuts, while shale oil producers in the United States also decreased production, which – along with the gradual reopening of some major economies and the resultant boost in demand – helped stabilize the price of crude oil.
Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, ease volatility and stimulate a market rebound through the end of the Reporting Period. Monetary easing measures were complemented by large fiscal stimulus initiatives in developed countries. Even emerging market countries were able to implement countercyclical policies –a departure from the usual market-dictated response to risk-off crises – due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation.
As is often the case in a crisis, market vulnerabilities were revealed. For example, companies that added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks may find it difficult to follow that path in the future, and investors may not reward them if they do. Recapitalizations by some of these highly-leveraged firms could dilute existing shareholders. Very long supply chains designed to squeeze out every bit of savings may be shifted closer to home markets if companies seek to put resiliency before cost after a series of supply disruptions. The aftereffects of the pandemic could affect consumer, business and government behavior in ways difficult to forecast. Also, while markets have regained lost ground more swiftly than expected, any economic recovery is likely to be protracted.
Detractors from Performance
As an outcome of the performance of the Blended Research inputs and portfolio construction process, overall stock selection detracted from results.
Specifically, stock selection, and to a lesser extent, an overweight allocation to the real estate sector detracted from performance relative to the S&P 500 Index, led by the Fund’s holdings of real estate investment fund Spirit Realty(b)(h) .
Stock selection in the financials sector also held back relative returns. Within this sector, the Fund’s overweight positions in insurance services provider Prudential Financial, diversified financial services firm Citigroup, consumer financial services firm Synchrony Financial and insurance company MetLife weighed on relative performance.
Stock selection, and to a lesser extent, an overweight allocation to the consumer staples sector hindered relative returns, led by an overweight position in food producer Tyson Foods.
Elsewhere, an underweight position in internet retailer Amazon.com, and overweight positions in hospital operator HCA Healthcare and independent oil refiner Valero Energy, weakened relative results. In addition, holding shares of electricity provider Vistra Energy(b) further detracted from relative results.
Contributors to Performance
As an outcome of the performance of the Blended Research inputs and portfolio construction process, sector allocation benefitted results.
Specifically, stock selection and an overweight allocation to the information technology sector contributed to relative performance. Within this sector, an overweight position in computer and personal electronics maker Apple, software giant Microsoft and semiconductor company Intel bolstered relative results.
In other sectors, the Fund’s overweight position in pharmaceutical company Eli Lilly, and not owning shares of aerospace company Boeing, investment conglomerate Berkshire Hathaway, integrated energy company Chevron and pharmaceutical giant Pfizer, supported relative results. Additionally, the Fund’s timing of ownership in shares of diversified financial services firm Wells Fargo(h) and global financial services firm JPMorgan Chase(h) further benefited relative returns.
(b) Security is not a benchmark constituent.
(h) Security was not held in the fund at Reporting Period end.
See accompanying notes to financial statements.
14

SPDR MFS Systematic Core Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Index	Net Asset Value	Market Value	S&P 500 Index
ONE YEAR	2.78%	2.77%	7.51%	2.78%	2.77%	7.51%
FIVE YEARS	55.84%	56.19%	66.45%	9.28%	9.33%	10.73%
SINCE INCEPTION(1)	91.02%	90.94%	92.61%	10.51%	10.50%	10.66%

(1)	For the period January 8, 2014 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Core Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR MFS Systematic Core Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Apple, Inc.	9.5%
Microsoft Corp.	9.5
Johnson & Johnson	4.2
Intel Corp.	4.0
Alphabet, Inc.	3.7
TOTAL	30.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Software	12.6%
Technology Hardware, Storage & Peripherals	9.5
Pharmaceuticals	7.9
Interactive Media & Services	7.1
Machinery	5.0
Insurance	4.6
Semiconductors & Semiconductor Equipment	4.0
Health Care Providers & Services	3.7
Biotechnology	3.4
Internet & Direct Marketing Retail	3.3
Equity Real Estate Investment Trusts (REITs)	3.1
Hotels, Restaurants & Leisure	3.1
IT Services	3.0
Media	3.0
Tobacco	2.9
Banks	2.8
Independent Power and Renewable Electricity Producers	2.6
Multiline Retail	2.6
Food Products	2.3
Electric Utilities	2.0
Food & Staples Retailing	1.8
Oil, Gas & Consumable Fuels	1.8
Road & Rail	1.5
Consumer Finance	1.4
Entertainment	1.1
Health Care Equipment & Supplies	0.9
Capital Markets	0.8
Household Products	0.7
Construction & Engineering	0.5
Containers & Packaging	0.5
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.0
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2020 (the “Reporting Period”), the SPDR MFS Systematic Growth Equity ETF (the “Fund”) provided a total return of 17.12%. This compares with a return of 23.28% for the Fund’s benchmark, the Russell 1000® Growth Index.
Market Environment
Markets experienced an extraordinarily sharp selloff and, in many cases, an unusually rapid partial recovery late in the Reporting Period. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of COVID-19. At this point, the global economy looks to have experienced the deepest, steepest and possibly shortest recession in the post-war period. The recovery remains subject to more than the usual uncertainties, however, due to questions around the evolution of the virus, its continued impacts and treatments.
Compounding market uncertainty earlier in the coronavirus pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in a price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The OPEC+ group later agreed on output cuts, while shale oil producers in the United States also decreased production, which – along with the gradual reopening of some major economies and the resultant boost in demand – helped stabilize the price of crude oil.
Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, ease volatility and stimulate a market rebound through the end of the Reporting Period. Monetary easing measures were complemented by large fiscal stimulus initiatives in developed countries. Even emerging market countries were able to implement countercyclical policies –a departure from the usual market-dictated response to risk-off crises – due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation.
As is often the case in a crisis, market vulnerabilities were revealed. For example, companies that added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks may find it difficult to follow that path in the future, and investors may not reward them if they do. Recapitalizations by some of these highly-leveraged firms could dilute existing shareholders. Very long supply chains designed to squeeze out every bit of savings may be shifted closer to home markets if companies seek to put resiliency before cost after a series of supply disruptions. The aftereffects of the pandemic could affect consumer, business and government behavior in ways difficult to forecast. Also, while markets have regained lost ground more swiftly than expected, any economic recovery is likely to be protracted.
Detractors from Performance
As an outcome of the performance of the Blended Research inputs and portfolio construction process, overall stock selection detracted from results.Specifically, security selection in the financials sector negatively impacted performance relative to the Russell 1000® Growth Index. Here, an overweight position in consumer financial services firm Synchrony Financial hurt relative returns.
A combination of stock selection and, to a lesser extent, an overweight position in the real estate sector also detracted from relative results, led by an overweight position in financial and professional services company Jones Lang Lasalle(h).
An overweight position in the utilities sector also dampened relative performance. Within this sector, holdings of the electricity provider Vistra Energy(b) hampered relative results.
Security selection in both the consumer discretionary and information technology sectors detracted from relative returns. Within the consumer discretionary sector, the Fund's overweight position in coffee and tea company Starbucks and not owning electric vehicle manufacturer Tesla weakened relative performance. Within the information technology sector, the timing of the fund's ownership in shares of cloud-based internet security services provider Zscaler(h) and an overweight position in enterprise software products maker Oracle also hindered relative returns.
Stocks in other sectors that detracted from relative performance included the Fund's overweight positions in hospital operator HCA Healthcare, tobacco company Altria Group and automatic transmission manufacturer Allison Transmission.
See accompanying notes to financial statements.
17

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Management’s Discussion of Fund Performance (Unaudited)  (continued)
Contributors to Performance
An underweight position in the industrials sector boosted relative performance over the Reporting Period, led by an underweight position in aerospace company Boeing(h).
Stocks in other sectors that contributed to relative performance included overweight positions in pharmaceutical company Eli Lilly, enterprise cloud solutions provider ServiceNow, digital payment technology developer PayPal, computer and personal electronics maker Apple and broadcast and communication tower management firm American Tower. Additionally, underweight positions in both network equipment company Cisco Systems(h) and pharmaceutical company Merck(h), the timing of the Fund's ownership in shares of reinsurer Everest Reinsurance(h) and not owning beverage maker Coca-Cola further supported relative results.
(b) Security is not a benchmark constituent.
(h) Security was not held in the portfolio at Reporting Period end.
See accompanying notes to financial statements.
18

SPDR MFS Systematic Growth Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Growth Index	Net Asset Value	Market Value	Russell 1000 Growth Index
ONE YEAR	17.13%	17.09%	23.28%	17.12%	17.09%	23.28%
FIVE YEARS	75.73%	75.30%	109.04%	11.94%	11.88%	15.89%
SINCE INCEPTION(1)	122.41%	122.33%	147.36%	13.14%	13.13%	15.02%

(1)	For the period January 8, 2014 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Growth Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR MFS Systematic Growth Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp.	9.9%
Apple, Inc.	8.8
Amazon.com, Inc.	6.2
PayPal Holdings, Inc.	3.7
Alphabet, Inc.	3.3
TOTAL	31.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Software	19.3%
Technology Hardware, Storage & Peripherals	8.8
Internet & Direct Marketing Retail	7.5
IT Services	7.0
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	6.3
Pharmaceuticals	6.0
Entertainment	4.8
Biotechnology	4.6
Hotels, Restaurants & Leisure	3.7
Machinery	3.5
Health Care Providers & Services	3.1
Equity Real Estate Investment Trusts (REITs)	2.4
Tobacco	2.4
Media	2.2
Multiline Retail	1.9
Consumer Finance	1.3
Food & Staples Retailing	1.1
Construction & Engineering	1.0
Road & Rail	1.0
Independent Power & Renewable Electricity Producers	1.0
Specialty Retail	0.9
Insurance	0.7
Building Products	0.7
Industrial Conglomerates	0.6
Electric Utilities	0.4
Health Care Equipment & Supplies	0.4
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.0
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2020 (the “Reporting Period”), the SPDR MFS Systematic Value Equity ETF (the "Fund") provided a total return of –7.77%, at net asset value. This compares with a return of –8.84% for the Fund’s benchmark, the Russell 1000® Value Index.
Market Environment
Markets experienced an extraordinarily sharp selloff and, in many cases, an unusually rapid partial recovery late in the Reporting Period. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of COVID-19. At this point, the global economy looks to have experienced the deepest, steepest and possibly shortest recession in the post-war period. The recovery remains subject to more than the usual uncertainties, however, due to questions around the evolution of the virus, its continued impacts and treatments.
Compounding market uncertainty earlier in the coronavirus pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in a price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The OPEC+ group later agreed on output cuts, while shale oil producers in the United States also decreased production, which – along with the gradual reopening of some major economies and the resultant boost in demand – helped stabilize the price of crude oil.
Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, ease volatility and stimulate a market rebound through the end of the Reporting Period. Monetary easing measures were complemented by large fiscal stimulus initiatives in developed countries. Even emerging market countries were able to implement countercyclical policies –a departure from the usual market-dictated response to risk-off crises – due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation.
As is often the case in a crisis, market vulnerabilities were revealed. For example, companies that added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks may find it difficult to follow that path in the future, and investors may not reward them if they do. Recapitalizations by some of these highly-leveraged firms could dilute existing shareholders. Very long supply chains designed to squeeze out every bit of savings may be shifted closer to home markets if companies seek to put resiliency before cost after a series of supply disruptions. The aftereffects of the pandemic could affect consumer, business and government behavior in ways difficult to forecast. Also, while markets have regained lost ground more swiftly than expected, any economic recovery is likely to be protracted.
Contributors to Performance
As an outcome of the performance of the Blended Research inputs and portfolio construction process, a combination of security selection and an overweight position in the health care sector contributed to performance relative to the Russell 1000® Value Index. Here, the Fund's position in shares of pharmaceutical company Eli Lilly(b) boosted relative performance. Overweight holdings of diversified medical products maker Johnson & Johnson, health services and information technology company McKesson and health care services provider Premier(h) further aided relative results.
Stock selection within the consumer discretionary sector also helped relative performance, led by the Fund's overweight holding of retail giant Target.
Securities in other sectors that contributed to relative performance included the Fund's holdings of software giant Microsoft(b) and the fund's overweight positions in leading diversified industrial manufacturer Eaton (Ireland), real estate investment trust Medical Properties Trust, semiconductor company Intel and industrial machinery producer Regal Beloit.
Detractors from Performance
As an outcome of the performance of the Blended Research inputs and portfolio construction process, security selection and an underweight position in the consumer staples sector detracted from relative performance. Here, the Fund's overweight position in food producer Tyson Foods and underweight position in shares of household products maker Procter & Gamble held back relative performance.
Stock selection within the utilities sector further hindered relative returns, led by the Fund's overweight position in shares of utility services provider Exelon.
Individual stocks that held back relative returns included overweight positions in direct banking and payment services provider Discover Financial Services(h), insurance company Prudential Financial, diversified financial services firm Citigroup, network equipment company Cisco Systems(h), independent oil refiner Valero Energy, natural gas gatherer Equitrans Midstream(h) and real estate investment trust Brixmor Property Group.
(b) Security is not a benchmark constituent.
(h) Security was not held in the portfolio at Reporting Period end.
See accompanying notes to financial statements.
21

SPDR MFS Systematic Value Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Value Index	Net Asset Value	Market Value	Russell 1000 Value Index
ONE YEAR	– 7.77%	– 7.80%	– 8.84%	– 7.77%	– 7.80%	– 8.84%
FIVE YEARS	26.97%	26.91%	25.46%	4.89%	4.88%	4.64%
SINCE INCEPTION(1)	52.78%	52.70%	41.84%	6.76%	6.75%	5.55%

(1)	For the period January 8, 2014 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Value Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR MFS Systematic Value Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Johnson & Johnson	5.0%
Intel Corp.	4.3
Eaton Corp. PLC	3.6
Target Corp.	3.5
Citigroup, Inc.	3.5
TOTAL	19.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Pharmaceuticals	9.2%
Banks	7.6
Oil, Gas & Consumable Fuels	6.5
Equity Real Estate Investment Trusts (REITs)	6.1
Electrical Equipment	6.0
Electric Utilities	5.3
Insurance	5.0
Health Care Providers & Services	4.6
Capital Markets	4.3
Semiconductors & Semiconductor Equipment	4.3
Entertainment	3.7
Food Products	3.7
Independent Power and Renewable Electricity Producers	3.5
Software	3.5
Multiline Retail	3.5
Machinery	2.5
Household Durables	2.5
Media	2.4
Tobacco	2.2
IT Services	1.9
Containers & Packaging	1.7
Diversified Telecommunication Services	1.6
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	1.2
Biotechnology	1.2
Road & Rail	1.2
Chemicals	0.8
Beverages	0.7
Household Products	0.5
Consumer Finance	0.5
Short Term Investments	0.9
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
COMMODITIES — 23.5%
Invesco DB Gold Fund	22,373	$ 1,190,020
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	885,189	11,454,346
		12,644,366
DOMESTIC EQUITY — 2.6%
The Energy Select Sector SPDR Fund (a)(b)	36,394	1,377,513
INFLATION LINKED — 17.6%
SPDR Portfolio TIPS ETF (a)(b)	313,232	9,440,812
INTERNATIONAL EQUITY — 12.6%
SPDR S&P Global Infrastructure ETF (a)(b)	129,115	5,650,072
VanEck Vectors Agribusiness ETF (a)	18,838	1,133,106
		6,783,178
INTERNATIONAL FIXED INCOME — 7.8%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	80,439	4,223,048
NATURAL RESOURCES — 23.3%
SPDR S&P Global Natural Resources ETF (a)(b)	309,534	11,431,090
SPDR S&P Metals & Mining ETF (a)(b)	50,635	1,072,956
		12,504,046
REAL ESTATE — 12.2%
SPDR Dow Jones International Real Estate ETF (a)(b)	124,317	3,582,816
SPDR Dow Jones REIT ETF (a)(b)	38,078	2,971,226
		6,554,042
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $64,927,413)		53,527,005
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 20.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	228,808	$ 228,808
State Street Navigator Securities Lending Portfolio II (e)(f)	10,616,056	10,616,056
TOTAL SHORT-TERM INVESTMENTS (Cost $10,844,864)		$ 10,844,864
TOTAL INVESTMENTS—119.8% (Cost $75,772,277)		64,371,869
LIABILITIES IN EXCESS OF OTHER ASSETS—(19.8)%		(10,622,013)
NET ASSETS—100.0%		$ 53,749,856
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$53,527,005	$—	$—	$53,527,005
Short-Term Investments	10,844,864	—	—	10,844,864
TOTAL INVESTMENTS	$64,371,869	$—	$—	$64,371,869
See accompanying notes to financial statements.
24

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Dow Jones International Real Estate ETF	254,986	$ 9,880,708	$ 1,903,931	$ 6,091,481	$(1,016,828)	$(1,093,514)	124,317	$ 3,582,816	$ 708,459
SPDR Dow Jones REIT ETF	99,368	9,817,558	3,510,348	8,769,104	(344,936)	(1,242,640)	38,078	2,971,226	253,707
SPDR FTSE International Government Inflation-Protected Bond ETF	120,728	6,710,062	1,996,501	4,109,612	(278,507)	(95,396)	80,439	4,223,048	131,689
SPDR Portfolio TIPS ETF	295,379	16,715,498	4,847,807	12,791,271	205,040	463,738	313,232	9,440,812	295,867
SPDR S&P Global Infrastructure ETF	212,055	11,266,482	2,335,988	6,181,154	(107,804)	(1,663,440)	129,115	5,650,072	234,177
SPDR S&P Global Natural Resources ETF	520,207	23,861,895	7,075,205	13,967,312	(2,709,972)	(2,828,725)	309,534	11,431,091	645,989
SPDR S&P Metals & Mining ETF	122,057	3,463,978	442,816	2,171,073	(511,067)	(151,698)	50,635	1,072,956	26,173
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,382	200,382	4,526,660	4,498,234	—	—	228,808	228,808	15,219
State Street Navigator Securities Lending Portfolio II	—	—	145,256,566	134,640,510	—	—	10,616,057	10,616,056	103,247
State Street Navigator Securities Lending Portfolio III	8,210,284	8,210,284	126,231,378	134,441,662	—	—	—	—	33,640
The Energy Select Sector SPDR Fund	89,126	5,678,217	1,292,014	4,139,545	(1,278,828)	(174,345)	36,394	1,377,513	189,638
Total		$95,805,064	$299,419,214	$331,800,958	$(6,042,902)	$(6,786,020)		$50,594,398	$2,637,805
See accompanying notes to financial statements.
25

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 24.8%
Invesco KBW Premium Yield Equity REIT ETF	157,076	$ 3,017,430
iShares Mortgage Real Estate ETF (a)	228,622	5,683,543
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	579,022	16,125,763
SPDR Wells Fargo Preferred Stock ETF (a)(b)	155,828	6,521,402
		31,348,138
DOMESTIC FIXED INCOME — 50.3%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	301,443	13,076,597
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	110,491	6,684,706
SPDR Bloomberg Barclays High Yield Bond ETF (b)	151,472	15,322,908
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	254,744	9,305,798
SPDR Portfolio Long Term Corporate Bond ETF (b)	258,039	8,179,836
SPDR Portfolio Long Term Treasury ETF (b)	230,530	10,814,162
		63,384,007
INFLATION LINKED — 2.7%
SPDR Portfolio TIPS ETF (a)(b)	112,242	3,382,974
INTERNATIONAL EQUITY — 11.7%
SPDR Portfolio Europe ETF (b)	120,535	3,787,511
SPDR S&P Global Infrastructure ETF (a)(b)	137,414	6,013,237
SPDR S&P International Dividend ETF (a)(b)	148,835	4,930,903
		14,731,651
INTERNATIONAL FIXED INCOME — 10.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	496,684	13,018,088
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $134,961,804)		125,864,858
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 17.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	161,736	$ 161,736
State Street Navigator Securities Lending Portfolio II (e)(f)	21,343,138	21,343,138
TOTAL SHORT-TERM INVESTMENTS (Cost $21,504,874)		$ 21,504,874
TOTAL INVESTMENTS—116.9% (Cost $156,466,678)		147,369,732
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.9)%		(21,330,660)
NET ASSETS—100.0%		$ 126,039,072
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
26

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$125,864,858	$—	$—	$125,864,858
Short-Term Investments	21,504,874	—	—	21,504,874
TOTAL INVESTMENTS	$147,369,732	$—	$—	$147,369,732
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	221,297	$10,228,347	$ 12,895,437	$ 8,781,351	$ (532,941)	$ (732,895)	301,443	$ 13,076,597	$ 645,501
SPDR Bloomberg Barclays Convertible Securities ETF	98,095	5,186,283	6,044,627	5,070,034	100,899	422,931	110,491	6,684,706	201,292
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	379,704	10,563,365	12,483,164	9,068,101	(183,062)	(777,278)	496,684	13,018,088	541,492
SPDR Bloomberg Barclays High Yield Bond ETF	134,592	14,662,453	18,296,799	15,897,094	(1,303,315)	(435,935)	151,472	15,322,908	818,815
SPDR Portfolio Europe ETF	91,861	3,138,890	7,141,824	5,567,728	(509,603)	(415,872)	120,535	3,787,511	109,879
SPDR Portfolio Intermediate Term Corporate Bond ETF	30,296	1,058,239	12,662,895	4,608,744	35,692	157,716	254,744	9,305,798	52,954
SPDR Portfolio Long Term Corporate Bond ETF	188,290	5,413,338	7,872,531	5,620,370	313,676	200,661	258,039	8,179,836	231,465
SPDR Portfolio Long Term Treasury ETF	278,234	10,617,409	12,622,521	15,211,285	2,005,695	779,822	230,530	10,814,162	261,357
SPDR Portfolio S&P 500 High Dividend ETF	361,461	13,749,976	24,310,923	14,675,055	(2,105,111)	(5,154,970)	579,022	16,125,763	955,385
SPDR Portfolio TIPS ETF	46,570	2,635,396	4,830,511	4,316,702	130,233	103,536	112,242	3,382,974	73,975
SPDR S&P Global Infrastructure ETF	99,667	5,295,308	6,710,718	4,416,385	(201,596)	(1,374,808)	137,414	6,013,237	190,770
SPDR S&P International Dividend ETF	106,418	4,188,613	7,824,120	5,839,192	(83,177)	(1,159,460)	148,835	4,930,904	160,484
SPDR Wells Fargo Preferred Stock ETF	120,314	5,198,768	6,133,481	4,320,076	(282,300)	(208,471)	155,828	6,521,402	333,500
State Street Institutional U.S. Government Money Market Fund, Class G Shares	241,663	241,663	12,660,547	12,740,474	—	—	161,736	161,736	24,336
State Street Navigator Securities Lending Portfolio II	—	—	376,326,779	354,983,641	—	—	21,343,138	21,343,138	204,749
State Street Navigator Securities Lending Portfolio III	4,478,400	4,478,400	104,750,346	109,228,746	—	—	—	—	80,211
Total		$96,656,448	$633,567,223	$580,344,978	$(2,614,910)	$(8,595,023)		$138,668,760	$4,886,165
See accompanying notes to financial statements.
27

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2%
COMMODITIES — 4.3%
Invesco DB Gold Fund	193,448	$ 10,289,499
DOMESTIC EQUITY — 27.5%
SPDR S&P 500 ETF Trust (a)(b)	151,960	46,858,385
SPDR S&P MidCap 400 ETF Trust (a)(b)	13,834	4,488,995
The Financial Select Sector SPDR Fund (a)(b)	183,714	4,251,142
The Health Care Select Sector SPDR Fund (a)(b)	47,216	4,724,905
The Technology Select Sector SPDR Fund (a)(b)	48,236	5,040,180
		65,363,607
DOMESTIC FIXED INCOME — 28.7%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	257,809	26,079,959
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	1,018,040	37,189,001
SPDR Portfolio Long Term Corporate Bond ETF (a)	158,470	5,023,499
		68,292,459
INFLATION LINKED — 5.3%
SPDR Portfolio TIPS ETF (a)(b)	414,567	12,495,049
INTERNATIONAL EQUITY — 27.5%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,424,858	39,354,578
SPDR Portfolio Emerging Markets ETF (a)(b)	501,104	16,766,940
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	59,550	2,431,426
SPDR S&P International Small Cap ETF (a)	252,679	6,910,771
		65,463,715
INTERNATIONAL FIXED INCOME — 3.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	91,620	2,401,360
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	143,333	4,818,870
		7,220,230
Security Description	Shares	Value
REAL ESTATE — 1.9%
SPDR Dow Jones International Real Estate ETF (a)(b)	153,639	$ 4,427,876
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $223,886,335)		233,552,435
SHORT-TERM INVESTMENTS — 27.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	4,054,699	4,054,699
State Street Navigator Securities Lending Portfolio II (e)(f)	61,808,691	61,808,691
TOTAL SHORT-TERM INVESTMENTS (Cost $65,863,390)		$ 65,863,390
TOTAL INVESTMENTS—125.9% (Cost $289,749,725)		299,415,825
LIABILITIES IN EXCESS OF OTHER ASSETS—(25.9)%		(61,566,123)
NET ASSETS—100.0%		$ 237,849,702
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
28

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$233,552,435	$—	$—	$233,552,435
Short-Term Investments	65,863,390	—	—	65,863,390
TOTAL INVESTMENTS	$299,415,825	$—	$—	$299,415,825
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	94,356	$ 2,624,984	$ 478,369	$ 587,656	$ (21,953)	$ (92,384)	91,620	$ 2,401,360	$ 111,713
SPDR Bloomberg Barclays High Yield Bond ETF	330,621	36,017,852	21,668,300	29,483,492	(770,373)	(1,352,328)	257,809	26,079,959	1,406,016
SPDR Bloomberg Barclays International Corporate Bond ETF	153,181	5,237,549	1,218,767	1,546,580	(36,109)	(54,757)	143,333	4,818,870	30,827
SPDR Bloomberg Barclays International Treasury Bond ETF	268,338	7,760,335	5,733,086	13,170,324	(11,069)	(312,028)	—	—	56,998
SPDR Dow Jones International Real Estate ETF	196,691	7,621,776	5,279,486	6,474,815	(829,160)	(1,169,411)	153,639	4,427,876	689,812
SPDR Dow Jones REIT ETF	177,621	17,548,955	10,371,758	24,896,026	(2,827,930)	(196,757)	—	—	468,825
SPDR Portfolio Aggregate Bond ETF	176,602	5,151,480	14,941,623	19,921,264	90,415	(262,254)	—	—	117,887
SPDR Portfolio Developed World ex-US ETF	1,382,195	40,899,150	18,798,641	16,485,790	174,335	(4,031,758)	1,424,858	39,354,578	900,028
SPDR Portfolio Emerging Markets ETF	364,020	13,028,276	21,385,432	15,417,279	991,136	(3,220,625)	501,104	16,766,940	424,002
SPDR Portfolio Europe ETF	—	—	12,006,787	10,338,983	(1,667,804)	—*	—	—*	75,918
SPDR Portfolio Intermediate Term Corporate Bond ETF	149,799	5,232,479	38,663,577	8,098,180	113,048	1,278,077	1,018,040	37,189,001	263,772
SPDR Portfolio Intermediate Term Treasury ETF	84,943	5,249,478	488,018	5,762,676	248,298	(223,118)	—	—	57,524
SPDR Portfolio Long Term Corporate Bond ETF	—	—	4,690,666	35,670	1,375	367,128	158,470	5,023,499	13,335
SPDR Portfolio Small Cap ETF	170,359	5,219,800	672,121	5,285,082	(500,034)	(106,805)	—	—	34,136
SPDR Portfolio TIPS ETF	228,037	12,904,614	3,663,349	4,871,900	139,948	659,038	414,567	12,495,049	263,752
SPDR S&P 500 ETF Trust	176,029	51,576,497	16,251,810	22,571,496	978,786	622,788	151,960	46,858,385	1,024,540
SPDR S&P Emerging Markets SmallCap ETF	56,408	2,521,438	3,192,938	2,950,935	(10,372)	(321,643)	59,550	2,431,426	72,312
SPDR S&P International Small Cap ETF	250,396	7,499,360	2,157,614	1,997,916	(248,074)	(500,213)	252,679	6,910,771	259,930
SPDR S&P MidCap 400 ETF Trust	14,440	5,120,280	1,300,766	1,500,615	(10,243)	(421,193)	13,834	4,488,995	74,910
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,263,193	2,263,193	27,058,087	25,266,581	—	—	4,054,699	4,054,699	142,385
State Street Navigator Securities Lending Portfolio II	—	—	1,037,475,283	975,666,592	—	—	61,808,691	61,808,691	314,878
State Street Navigator Securities Lending Portfolio III	10,451,625	10,451,625	408,353,101	418,804,726	—	—*	—	—*	94,290
The Communication Services Select Sector SPDR Fund	—	—	5,305,313	5,331,372	26,059	—*	—	—*	12,221
The Consumer Staples Select Sector SPDR Fund	86,816	5,041,405	4,598,072	9,733,220	25,306	68,437	—	—	—
The Financial Select Sector SPDR Fund	—	—	6,693,344	1,268,549	(156,035)	(1,017,618)	183,714	4,251,142	89,850
The Health Care Select Sector SPDR Fund	56,856	5,267,140	11,538,816	12,112,130	331,793	(300,714)	47,216	4,724,905	99,743
The Industrial Select Sector SPDR Fund	66,672	5,161,746	44,758	5,274,230	264,778	(197,052)	—	—	—
See accompanying notes to financial statements.
29

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
The Real Estate Select Sector SPDR Fund	—	$ —	$ 10,910,382	$ 11,226,015	$ 315,633	$ —*	—	$ —*	$ 35,758
The Technology Select Sector SPDR Fund	—	—	10,565,221	6,456,413	498,534	432,838	48,236	5,040,180	70,422
Total		$259,399,412	$1,705,505,485	$1,662,536,507	$(2,889,712)	$(10,352,352)		$289,126,326	$7,205,784
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
30

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 62.6%
AEROSPACE & DEFENSE — 1.6%
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 1.06%, 3/10/2023 (a)	$ 5,000,000	$ 4,953,850
AGRICULTURE — 1.9%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.27%, 8/15/2022 (a)	2,500,000	2,488,550
BAT International Finance PLC 3.50%, 6/15/2022 (b)	2,000,000	2,091,980
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	1,000,000	1,039,830
		5,620,360
AUTO MANUFACTURERS — 8.0%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.64%, 2/12/2021 (a)	300,000	299,646
Series MTN, 3 Month USD LIBOR + 0.47%, 0.86%, 11/16/2022 (a)	1,200,000	1,193,868
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.45%, 0.81%, 2/22/2021 (a) (b)	1,515,000	1,508,395
3 Month USD LIBOR + 0.88%, 1.24%, 2/22/2022 (a) (b)	2,000,000	1,974,720
3 Month USD LIBOR + 0.90%, 1.29%, 2/15/2022 (a) (b)	1,250,000	1,233,212
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	2,923,000	2,923,321
3.34%, 3/18/2021	2,659,000	2,632,304
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 1.04%, 11/6/2020 (a)	1,000,000	993,840
3 Month USD LIBOR + 1.31%, 1.62%, 6/30/2022 (a)	3,500,000	3,413,795
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 2.29%, 7/8/2021 (a) (b)	1,480,000	1,462,788
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.94%, 9/21/2021 (a) (b)	1,500,000	1,436,685
3 Month USD LIBOR + 0.65%, 1.96%, 7/13/2022 (a) (b)	3,000,000	2,788,260
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.80%, 9/8/2022 (a)	2,000,000	1,990,200
		23,851,034
Security Description	Principal Amount	Value
BANKS — 22.3%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 1.42%, 1/23/2022 (a)	$ 625,000	$ 624,394
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 10/1/2021 (a)	1,400,000	1,400,350
Series MTN, 3 Month USD LIBOR + 1.18%, 2.29%, 10/21/2022 (a)	1,814,000	1,827,986
Barclays Bank PLC 1.70%, 5/12/2022	985,000	1,002,829
CIT Group, Inc. 5.00%, 8/15/2022	1,000,000	1,021,560
Citigroup, Inc.:
2.75%, 4/25/2022	1,000,000	1,035,940
3 Month USD LIBOR + 0.96%, 1.95%, 4/25/2022 (a)	1,250,000	1,254,187
3 Month USD LIBOR + 1.43%, 1.78%, 9/1/2023 (a)	1,250,000	1,261,900
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 1.79%, 1/10/2023 (a)	250,000	249,845
Deutsche Bank AG 3 Month USD LIBOR + 1.31%, 1.69%, 8/20/2020 (a)	4,180,000	4,171,556
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	1,250,000	1,257,675
3 Month USD LIBOR + 1.36%, 2.35%, 4/23/2021 (a)	2,250,000	2,265,435
Series FRN, 3 Month USD LIBOR + 1.77%, 2.13%, 2/25/2021 (a)	250,000	252,240
HSBC Holdings PLC:
3 Month USD LIBOR + 0.65%, 0.97%, 9/11/2021 (a)	1,250,000	1,250,213
3 Month USD LIBOR + 1.50%, 2.87%, 1/5/2022 (a)	1,500,000	1,519,080
3 Month USD LIBOR + 1.66%, 2.02%, 5/25/2021 (a)	730,000	737,913
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,000,000	2,053,820
3 Month USD LIBOR + 1.10%, 1.42%, 6/7/2021 (a)	1,750,000	1,763,405
3 Month USD LIBOR + 1.23%, 2.25%, 10/24/2023 (a)	1,500,000	1,516,215
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 1.35%, 2/1/2022 (a)	1,000,000	1,002,990
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,303,793
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 7/26/2021	2,000,000	2,064,840

See accompanying notes to financial statements.
31

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 1.64%, 7/26/2021 (a)	$ 436,000	$ 437,038
3 Month USD LIBOR + 0.79%, 1.78%, 7/25/2022 (a)	1,500,000	1,503,300
3 Month USD LIBOR + 1.06%, 1.37%, 9/13/2021 (a)	300,000	302,304
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.19%, 9/11/2022 (a)	3,500,000	3,482,150
Morgan Stanley:
Series GMTN, SOFR + 0.70%, 0.76%, 1/20/2023 (a)	2,400,000	2,389,368
Series MTN, 3 Month USD LIBOR + 1.40%, 2.42%, 10/24/2023 (a)	2,000,000	2,020,280
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 0.89%, 9/20/2021 (a) (b)	750,000	752,655
3 Month USD LIBOR + 0.71%, 1.27%, 11/4/2021 (a) (b)	500,000	503,120
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 1.49%, 1/17/2023 (a)	3,000,000	2,982,060
Series GMTN, SOFR + 0.40%, 0.47%, 8/5/2022 (a)	4,000,000	3,969,960
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 0.86%, 11/3/2020 (a)	600,000	600,420
3 Month USD LIBOR + 0.62%, 0.97%, 6/1/2021 (a)	300,000	300,792
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 0.82%, 5/17/2021 (a) (b)	1,500,000	1,503,210
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 2.28%, 10/19/2021 (a)	2,252,000	2,269,633
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 2.21%, 7/13/2021 (a)	400,000	403,260
Truist Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 1.49%, 10/26/2021 (a)	1,000,000	1,000,750
UBS AG 3 Month USD LIBOR + 0.48%, 0.83%, 12/1/2020 (a) (b)	550,000	550,704
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.34%, 8/15/2023 (a) (b)	3,850,000	3,852,117
3 Month USD LIBOR + 1.53%, 2.22%, 2/1/2022 (a) (b)	3,000,000	3,051,720
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 1.33%, 1/25/2021 (a)	1,000,000	1,001,120
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.39%, 1.70%, 1/13/2023 (a)	$ 3,000,000	$ 2,998,140
		66,712,267
BEVERAGES — 0.4%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 1.09%, 11/15/2021 (a)	1,200,000	1,197,612
CHEMICALS — 2.1%
Albemarle Corp. 3 Month USD LIBOR + 1.05%, 1.44%, 11/15/2022 (a) (b)	5,000,000	4,780,150
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.50%, 11/15/2023 (a)	1,460,000	1,462,000
		6,242,150
COMPUTERS — 1.0%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.95%, 2/9/2022 (a)	750,000	754,680
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 0.70%, 2/5/2021 (a)	725,000	725,478
Leidos, Inc. 2.95%, 5/15/2023 (b)	1,435,000	1,506,377
		2,986,535
DIVERSIFIED FINANCIAL SERVICES — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.00%, 10/1/2021	1,300,000	1,314,690
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 1.04%, 3/3/2022 (a)	619,000	621,755
		1,936,445
ELECTRIC — 3.3%
Dominion Energy, Inc. 3 Month USD LIBOR + 0.40%, 0.75%, 12/1/2020 (a) (b)	1,500,000	1,495,500
Duke Energy Corp. 3 Month USD LIBOR + 0.65%, 0.96%, 3/11/2022 (a)	2,200,000	2,200,572
Duke Energy Florida LLC Series A, 3 Month USD LIBOR + 0.25%, 0.61%, 11/26/2021 (a)	1,330,000	1,328,111
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	771,532
3 Month USD LIBOR + 1.48%, 1.80%, 6/16/2022 (a)	1,500,000	1,502,865
Sempra Energy:
3 Month USD LIBOR + 0.45%, 0.76%, 3/15/2021 (a)	1,395,000	1,397,790

See accompanying notes to financial statements.
32

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 1.72%, 1/15/2021 (a)	$ 1,050,000	$ 1,049,948
		9,746,318
FOOD — 1.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 2.14%, 10/17/2023 (a)	1,000,000	1,004,960
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 0.82%, 8/21/2020 (a)	2,611,000	2,611,235
		3,616,195
HEALTH CARE SERVICES — 0.9%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 1.29%, 10/15/2020 (a)	2,046,000	2,046,123
3 Month USD LIBOR + 0.26%, 0.57%, 6/15/2021 (a)	600,000	599,646
		2,645,769
INSURANCE — 3.8%
Allstate Corp 3 Month USD LIBOR + 0.63%, 0.94%, 3/29/2023 (a)	1,500,000	1,495,395
Jackson National Life Global Funding 3 Month USD LIBOR + 0.73%, 1.04%, 6/27/2022 (a) (b)	650,000	651,989
MET Tower Global Funding SOFR + 0.55%, 0.61%, 1/17/2023 (a) (b)	1,500,000	1,488,540
Metropolitan Life Global Funding I:
1.95%, 9/15/2021 (b)	3,000,000	3,052,140
SOFR + 0.57%, 0.62%, 1/13/2023 (a) (b)	3,000,000	2,979,300
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,588,395
		11,255,759
MACHINERY, CONSTRUCTION & MINING — 1.6%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 0.54%, 3/15/2021 (a)	1,426,000	1,426,913
Series MTN, 3 Month USD LIBOR + 0.28%, 0.60%, 9/7/2021 (a)	500,000	500,625
Series MTN, 3 Month USD LIBOR + 0.59%, 0.91%, 6/6/2022 (a)	2,872,000	2,886,992
		4,814,530
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.80%, 9/8/2022 (a)	$ 1,395,000	$ 1,399,603
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 2.09%, 4/5/2023 (a) (b)	1,250,000	1,235,163
		2,634,766
MEDIA — 1.9%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.70%, 4/1/2021 (a) (b)	3,400,000	3,406,052
Walt Disney Co. 3 Month USD LIBOR + 0.25%, 0.60%, 9/1/2021 (a)	2,300,000	2,296,228
		5,702,280
MISCELLANEOUS MANUFACTURER — 0.5%
General Electric Co. Series MTN, 4.65%, 10/17/2021	1,500,000	1,570,365
OIL & GAS — 2.2%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.97%, 9/19/2022 (a)	250,000	249,095
Chevron Corp.:
1.14%, 5/11/2023	285,000	289,885
3 Month USD LIBOR + 0.48%, 0.82%, 3/3/2022 (a)	500,000	501,645
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.29%, 5/15/2022 (a)	2,100,000	2,108,274
Occidental Petroleum Corp. 3 Month USD LIBOR + 1.25%, 1.68%, 8/13/2021 (a)	750,000	718,343
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.83%, 11/13/2023 (a)	2,000,000	1,988,020
Suncor Energy, Inc. 2.80%, 5/15/2023	650,000	678,561
		6,533,823
PHARMACEUTICALS — 3.1%
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.93%, 6/10/2022 (a)	690,000	692,360
Bayer US Finance II LLC 3 Month USD LIBOR + 0.63%, 0.93%, 6/25/2021 (a) (b)	2,000,000	2,000,520
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (b)	1,000,000	1,019,160
3 Month USD LIBOR + 0.38%, 0.77%, 5/16/2022 (a) (b)	2,000,000	2,005,880

See accompanying notes to financial statements.
33

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 1.03%, 3/9/2021 (a)	$ 750,000	$ 752,677
Mylan NV 3.15%, 6/15/2021	2,724,000	2,780,605
		9,251,202
PIPELINES — 3.1%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	2,000,000	2,024,340
MPLX L.P.:
3 Month USD LIBOR + 0.90%, 1.21%, 9/9/2021 (a)	3,000,000	2,971,590
3 Month USD LIBOR + 1.10%, 1.41%, 9/9/2022 (a)	1,925,000	1,896,356
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	1,000,000	1,021,110
5.00%, 2/1/2021	1,500,000	1,515,465
		9,428,861
RETAIL — 0.2%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.66%, 3/1/2022 (a)	500,000	500,155
SEMICONDUCTORS — 0.6%
Broadcom, Inc. 2.25%, 11/15/2023 (b)	1,785,000	1,843,994
TELECOMMUNICATIONS — 1.3%
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.17%, 1/16/2024 (a)	4,000,000	3,988,520
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.75%, 4/1/2023 (a)	200,000	199,932
TOTAL CORPORATE BONDS & NOTES (Cost $187,873,651)		187,232,722
ASSET-BACKED SECURITIES — 27.4%
ASSET-BACKED - OTHER — 4.6%
BMW Floorplan Master Owner Trust:
Series 2018-1, Class A1, 3.15%, 5/15/2023 (b)	375,000	381,785
Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 0.50%, 5/15/2023 (a) (b)	500,000	498,547
Security Description	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A2, 1 Month USD LIBOR + 0.35%, 0.53%, 9/15/2022 (a)	$ 270,000	$ 269,962
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Class A, 1 Month USD LIBOR + 0.32%, 0.50%, 9/15/2022 (a) (b)	3,600,000	3,598,384
Series 2018-2, Class A2, 1 Month USD LIBOR + 0.38%, 0.56%, 3/15/2023 (a) (b)	1,100,000	1,097,929
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.43%, 0.61%, 7/15/2022 (a) (b)	2,100,000	2,099,965
Nissan Master Owner Trust Receivables Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 0.50%, 10/17/2022 (a)	5,815,000	5,811,293
		13,757,865
AUTOMOBILE — 12.0%
Ally Auto Receivables Trust:
Series 2017-3, Class A4, 2.01%, 3/15/2022	750,000	753,893
Series 2018-3, Class A3, 3.00%, 1/17/2023	1,439,289	1,459,549
Carmax Auto Owner Trust:
Series 2017-1, Class B, 2.54%, 9/15/2022	723,000	733,550
Series 2019-4, Class A2B, 1 Month USD LIBOR + 0.30%, 0.48%, 3/15/2023 (a)	1,417,767	1,418,317
Series 2019-4, Class A2A, 2.01%, 3/15/2023	344,990	348,097
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	989,156	1,010,417
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	269,971	270,276
Enterprise Fleet Financing LLC:
Series 2017-1, Class A3, 2.60%, 7/20/2022 (b)	1,799,419	1,800,880
Series 2019-1, Class A2, 2.98%, 10/20/2024 (b)	1,843,154	1,878,080
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	1,467,068	1,492,376
Ford Credit Auto Lease Trust Series 2019-A, Class A3, Class A3, 2.90%, 5/15/2022	6,050,000	6,133,810

See accompanying notes to financial statements.
34

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2016-C, Class A4, Class A4, 1.40%, 2/15/2022	$ 94,688	$ 94,835
GM Financial Automobile Leasing Trust:
Series 2018-2, Class A3, 3.06%, 6/21/2021	478,935	480,138
Series 2020-1, Class A2B, 1 Month USD LIBOR + 0.14%, 0.33%, 4/20/2022 (a)	2,000,000	1,994,639
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4, 2.13%, 3/16/2023 (b)	2,000,000	2,030,767
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	2,534,000	2,567,224
Series 2020-A, Class A2, 1.90%, 5/16/2022 (b)	1,000,000	1,009,474
Series 2018-A, Class A4, 2.89%, 3/15/2022 (b)	800,000	804,852
Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	1,200,000	1,219,502
Nissan Auto Lease Trust Series 2018-A, Class A3, 3.25%, 9/15/2021	578,384	582,737
Santander Retail Auto Lease Trust:
Series 2019-C, Class A2A, 1.89%, 9/20/2022 (b)	1,316,306	1,328,715
Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	2,200,000	2,249,168
Securitized Term Auto Receivables Trust:
Series 2017-2A, Class A4, 2.29%, 3/25/2022 (b)	825,000	829,076
Series 2019-1A, Class A2, 2.86%, 5/25/2021 (b)	116,308	116,468
Series 2018-2A, Class A3, 3.33%, 8/25/2022 (b)	1,080,165	1,096,749
World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.80%, 1/18/2022	82,284	82,353
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	1,414,103	1,437,681
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.83%, 7/15/2021	381,123	381,814
Series 2018-B, Class A2A, 2.96%, 6/15/2021	261,160	261,797
		35,867,234
Security Description	Principal Amount	Value
CREDIT CARD — 10.0%
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2, Class A2, 1 Month USD LIBOR + 0.63%, 0.81%, 2/15/2024 (a)	$ 500,000	$ 501,861
Chase Issuance Trust:
Series 2018-A1, Class A1, Class A1, 1 Month USD LIBOR + 0.20%, 0.38%, 4/17/2023 (a)	400,000	400,228
Series 2017-A2, Class A, 1 Month USD LIBOR + 0.40%, 0.58%, 3/15/2024 (a)	3,681,000	3,691,222
Evergreen Credit Card Trust:
Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 0.53%, 7/15/2022 (a) (b)	665,000	665,042
Series 2019-1, Class A, 1 Month USD LIBOR + 0.48%, 0.66%, 1/15/2023 (a) (b)	4,500,000	4,508,185
Golden Credit Card Trust:
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.45%, 0.63%, 12/15/2022 (a) (b)	3,030,000	3,033,864
Series 2018-1A, Class A, 2.62%, 1/15/2023 (b)	2,750,000	2,782,188
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 0.50%, 5/15/2023 (a) (b)	1,100,000	1,099,688
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.67%, 7/21/2022 (a) (b)	3,400,000	3,392,293
Master Credit Card Trust II:
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 0.53%, 1/21/2022 (a) (b)	1,000,000	999,660
Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 0.58%, 1/21/2023 (a) (b)	3,150,000	3,142,814
Trillium Credit Card Trust II:
Series 2018-2A, Class A, 1 Month USD LIBOR + 0.35%, 0.53%, 9/26/2023 (a) (b)	3,775,000	3,774,529
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.66%, 1/26/2024 (a) (b)	1,725,000	1,727,427
		29,719,001

See accompanying notes to financial statements.
35

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
OTHER ABS — 0.8%
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	$ 2,454,740	$ 2,476,709
TOTAL ASSET-BACKED SECURITIES (Cost $81,721,731)		81,820,809
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
CANADA — 0.1%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 0.44%, 9/21/2020 (a) (Cost $250,000)	250,000	249,983
U.S. TREASURY OBLIGATIONS — 3.5%
Treasury Notes 1.63%, 7/31/2020	10,614,000	10,626,438
MORTGAGE-BACKED SECURITIES — 1.9%
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, Class A, 1 Month USD LIBOR + 0.67%, 0.86%, 3/15/2037 (a) (b)	1,437,000	1,398,421
Series 2019-XL, Class A, Class A, 1 Month USD LIBOR + 0.92%, 1.10%, 10/15/2036 (a) (b)	1,815,261	1,799,615
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.16%, 5/15/2036 (a) (b)	2,460,000	2,437,111
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,700,632)		5,635,147
Shares
U.S. TREASURY — 0.4%
U.S. Treasury Note 0.09%, 9/30/2020 (Cost $990,219)	987,000	989,969

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c) (d) (Cost $11,722,245)	11,722,245	$ 11,722,245
TOTAL INVESTMENTS — 99.8% (Cost $298,872,994)		298,277,313
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		630,089
NET ASSETS — 100.0%		$ 298,907,402
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.6% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
36

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$187,232,722	$—	$187,232,722
Asset-Backed Securities	—	81,820,809	—	81,820,809
Foreign Government Obligations	—	249,983	—	249,983
U.S. Treasury Obligations	—	10,626,438	—	10,626,438
U.S. Treasury	—	989,969	—	989,969
Mortgage-Backed Securities	—	5,635,147	—	5,635,147
Short-Term Investment	11,722,245	—	—	11,722,245
TOTAL INVESTMENTS	$11,722,245	$286,555,068	$—	$298,277,313
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,630	$2,317,630	$101,436,595	$92,031,980	$—	$—	11,722,245	$11,722,245	$42,357
See accompanying notes to financial statements.
37

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 2.8%
Citigroup, Inc.	13,287	$ 678,966
BIOTECHNOLOGY — 3.4%
Biogen, Inc. (a)	1,286	344,069
Incyte Corp. (a)	2,651	275,625
Vertex Pharmaceuticals, Inc. (a)	649	188,411
		808,105
CAPITAL MARKETS — 0.8%
Morgan Stanley	3,858	186,341
CONSTRUCTION & ENGINEERING — 0.5%
Quanta Services, Inc.	2,863	112,316
CONSUMER FINANCE — 1.4%
Synchrony Financial	14,614	323,846
CONTAINERS & PACKAGING — 0.5%
Graphic Packaging Holding Co.	8,642	120,902
ELECTRIC UTILITIES — 2.0%
NRG Energy, Inc.	14,527	472,999
ENTERTAINMENT — 1.1%
Electronic Arts, Inc. (a)	2,031	268,194
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
QTS Realty Trust, Inc. Class A REIT	4,705	301,543
SBA Communications Corp. REIT	1,466	436,751
		738,294
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	1,408	426,920
FOOD PRODUCTS — 2.3%
Tyson Foods, Inc. Class A	9,071	541,629
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
DexCom, Inc. (a)	511	207,159
HEALTH CARE PROVIDERS & SERVICES — 3.7%
CVS Health Corp.	9,907	643,658
HCA Healthcare, Inc.	2,410	233,914
		877,572
HOTELS, RESTAURANTS & LEISURE — 3.1%
Domino's Pizza, Inc.	918	339,146
Starbucks Corp.	5,284	388,850
		727,996
HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co.	1,406	168,116
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.6%
AES Corp.	19,836	287,423
Vistra Energy Corp.	18,235	339,536
		626,959
Security Description	Shares	Value
INSURANCE — 4.6%
Allstate Corp.	3,913	$ 379,522
MetLife, Inc.	12,573	459,166
Prudential Financial, Inc.	4,342	264,428
		1,103,116
INTERACTIVE MEDIA & SERVICES — 7.1%
Alphabet, Inc. Class A (a)	163	231,142
Alphabet, Inc. Class C (a)	622	879,265
Facebook, Inc. Class A (a)	2,623	595,605
		1,706,012
INTERNET & DIRECT MARKETING RETAIL — 3.3%
Amazon.com, Inc. (a)	206	568,317
eBay, Inc.	4,056	212,737
		781,054
IT SERVICES — 3.0%
Akamai Technologies, Inc. (a)	1,226	131,292
Fidelity National Information Services, Inc.	1,290	172,976
PayPal Holdings, Inc. (a)	1,327	231,203
VeriSign, Inc. (a)	849	175,599
		711,070
MACHINERY — 5.0%
AGCO Corp.	6,680	370,473
Allison Transmission Holdings, Inc.	11,839	435,439
Cummins, Inc.	2,251	390,008
		1,195,920
MEDIA — 3.0%
Charter Communications, Inc. Class A (a)	1,409	718,646
MULTILINE RETAIL — 2.6%
Target Corp.	5,187	622,077
OIL, GAS & CONSUMABLE FUELS — 1.8%
Devon Energy Corp.	8,312	94,258
Valero Energy Corp.	5,783	340,156
		434,414
PHARMACEUTICALS — 7.9%
Eli Lilly & Co.	2,388	392,062
Johnson & Johnson	7,035	989,332
Merck & Co., Inc.	6,473	500,557
		1,881,951
ROAD & RAIL — 1.5%
CSX Corp.	4,992	348,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	15,952	954,408
SOFTWARE — 12.6%
Microsoft Corp.	11,159	2,270,968
Oracle Corp.	13,440	742,829
		3,013,797

See accompanying notes to financial statements.
38

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.5%
Apple, Inc.	6,240	$ 2,276,352
TOBACCO — 2.9%
Philip Morris International, Inc.	9,904	693,874
TOTAL COMMON STOCKS (Cost $22,813,758)		23,727,147
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c) (Cost $124,759)	124,759	124,759
TOTAL INVESTMENTS — 100.0% (Cost $22,938,517)		23,851,906
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		8,919
NET ASSETS — 100.0%		$ 23,860,825

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,727,147	$—	$—	$23,727,147
Short-Term Investment	124,759	—	—	124,759
TOTAL INVESTMENTS	$23,851,906	$—	$—	$23,851,906
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	255,902	$255,902	$932,420	$1,063,563	$—	$—	124,759	$124,759	$4,369
See accompanying notes to financial statements.
39

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BIOTECHNOLOGY — 4.6%
Biogen, Inc. (a)	1,840	$ 492,292
Incyte Corp. (a)	4,053	421,391
Vertex Pharmaceuticals, Inc. (a)	2,798	812,287
		1,725,970
BUILDING PRODUCTS — 0.7%
Owens Corning	4,663	260,009
CONSTRUCTION & ENGINEERING — 1.0%
Quanta Services, Inc.	9,697	380,413
CONSUMER FINANCE — 1.3%
Synchrony Financial	22,212	492,218
ELECTRIC UTILITIES — 0.4%
NRG Energy, Inc.	5,160	168,010
ENTERTAINMENT — 4.8%
Activision Blizzard, Inc.	7,378	559,990
Electronic Arts, Inc. (a)	7,014	926,199
Netflix, Inc. (a)	701	318,983
		1,805,172
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
American Tower Corp. REIT	3,534	913,680
FOOD & STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	1,355	410,850
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Hill-Rom Holdings, Inc.	1,505	165,219
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cigna Corp.	1,058	198,534
CVS Health Corp.	4,802	311,986
HCA Healthcare, Inc.	4,608	447,252
Humana, Inc.	520	201,630
		1,159,402
HOTELS, RESTAURANTS & LEISURE — 3.7%
Domino's Pizza, Inc.	2,588	956,111
Starbucks Corp.	6,148	452,431
		1,408,542
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Vistra Energy Corp.	20,527	382,213
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	1,654	239,152
INSURANCE — 0.7%
MetLife, Inc.	5,867	214,263
Prudential Financial, Inc.	957	58,281
		272,544
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class C (a)	895	1,265,181
Security Description	Shares	Value
Facebook, Inc. Class A (a)	5,183	$ 1,176,904
		2,442,085
INTERNET & DIRECT MARKETING RETAIL — 7.5%
Amazon.com, Inc. (a)	861	2,375,344
eBay, Inc.	9,255	485,425
		2,860,769
IT SERVICES — 7.0%
Leidos Holdings, Inc.	2,173	203,545
Okta, Inc. (a)	651	130,350
PayPal Holdings, Inc. (a)	8,028	1,398,718
VeriSign, Inc. (a)	4,482	927,012
		2,659,625
MACHINERY — 3.5%
AGCO Corp.	5,512	305,696
Allison Transmission Holdings, Inc.	13,274	488,218
Cummins, Inc.	3,101	537,279
		1,331,193
MEDIA — 2.2%
Charter Communications, Inc. Class A (a)	1,649	841,056
MULTILINE RETAIL — 1.9%
Target Corp.	5,934	711,665
PHARMACEUTICALS — 6.0%
Eli Lilly & Co.	6,943	1,139,902
Johnson & Johnson	7,958	1,119,133
		2,259,035
ROAD & RAIL — 1.0%
CSX Corp.	5,556	387,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Broadcom, Inc.	2,505	790,603
Intel Corp.	16,434	983,246
NVIDIA Corp.	1,621	615,834
		2,389,683
SOFTWARE — 19.3%
Adobe, Inc. (a)	1,835	798,794
Citrix Systems, Inc.	2,984	441,363
Microsoft Corp.	18,419	3,748,451
Oracle Corp.	21,932	1,212,181
ServiceNow, Inc. (a)	2,795	1,132,143
		7,332,932
SPECIALTY RETAIL — 0.9%
Best Buy Co., Inc.	3,827	333,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.8%
Apple, Inc.	9,094	3,317,491

See accompanying notes to financial statements.
40

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TOBACCO — 2.4%
Altria Group, Inc.	22,900	$ 898,825
TOTAL COMMON STOCKS (Cost $31,926,507)		37,549,210
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c) (Cost $365,868)	365,868	365,868
TOTAL INVESTMENTS — 100.0% (Cost $32,292,375)		37,915,078
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		7,765
NET ASSETS — 100.0%		$ 37,922,843

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,549,210	$—	$—	$37,549,210
Short-Term Investment	365,868	—	—	365,868
TOTAL INVESTMENTS	$37,915,078	$—	$—	$37,915,078
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	460,630	$460,630	$853,374	$948,136	$—	$—	365,868	$365,868	$7,606
See accompanying notes to financial statements.
41

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BANKS — 7.6%
Bank of America Corp.	27,950	$ 663,813
Citigroup, Inc.	14,239	727,613
Wells Fargo & Co.	7,339	187,878
		1,579,304
BEVERAGES — 0.7%
Molson Coors Beverage Co. Class B	4,431	152,249
BIOTECHNOLOGY — 1.2%
Biogen, Inc. (a)	924	247,216
CAPITAL MARKETS — 4.3%
Bank of New York Mellon Corp.	6,190	239,244
Charles Schwab Corp.	10,002	337,467
Morgan Stanley	6,792	328,054
		904,765
CHEMICALS — 0.8%
Eastman Chemical Co.	2,393	166,649
CONSUMER FINANCE — 0.5%
SLM Corp.	13,488	94,821
CONTAINERS & PACKAGING — 1.7%
Graphic Packaging Holding Co.	25,172	352,156
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Verizon Communications, Inc.	6,203	341,971
ELECTRIC UTILITIES — 5.3%
Exelon Corp.	15,943	578,571
FirstEnergy Corp.	7,442	288,601
NRG Energy, Inc.	7,343	239,088
		1,106,260
ELECTRICAL EQUIPMENT — 6.0%
Eaton Corp. PLC	8,715	762,388
Regal Beloit Corp.	5,711	498,685
		1,261,073
ENTERTAINMENT — 3.7%
Activision Blizzard, Inc.	3,830	290,697
Electronic Arts, Inc. (a)	1,940	256,177
Take-Two Interactive Software, Inc. (a)	1,538	214,659
		761,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Brixmor Property Group, Inc. REIT	13,707	175,724
Medical Properties Trust, Inc. REIT	26,658	501,170
Spirit Realty Capital, Inc. REIT	6,659	232,133
STORE Capital Corp. REIT	8,044	191,527
WP Carey, Inc. REIT	2,600	175,890
		1,276,444
FOOD & STAPLES RETAILING — 1.3%
Walmart, Inc.	2,198	263,276
FOOD PRODUCTS — 3.7%
Mondelez International, Inc. Class A	5,230	267,410
Security Description	Shares	Value
Tyson Foods, Inc. Class A	8,325	$ 497,086
		764,496
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Medtronic PLC	2,840	260,428
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Cigna Corp.	1,143	214,484
Humana, Inc.	466	180,692
McKesson Corp.	3,636	557,835
		953,011
HOUSEHOLD DURABLES — 2.5%
Toll Brothers, Inc.	16,273	530,337
HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co.	852	101,874
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.5%
AES Corp.	20,641	299,088
Vistra Energy Corp.	22,656	421,855
		720,943
INSURANCE — 5.0%
Everest Re Group, Ltd.	860	177,332
MetLife, Inc.	8,900	325,028
Prudential Financial, Inc.	4,926	299,993
Travelers Cos., Inc.	2,050	233,803
		1,036,156
IT SERVICES — 1.9%
Fiserv, Inc. (a)	4,011	391,554
MACHINERY — 2.5%
AGCO Corp.	9,215	511,064
MEDIA — 2.4%
Charter Communications, Inc. Class A (a)	994	506,980
MULTILINE RETAIL — 3.5%
Target Corp.	6,111	732,892
OIL, GAS & CONSUMABLE FUELS — 6.5%
Exxon Mobil Corp.	6,583	294,392
Phillips 66	7,542	542,270
Valero Energy Corp.	8,880	522,321
		1,358,983
PHARMACEUTICALS — 9.2%
Eli Lilly & Co.	2,808	461,017
Johnson & Johnson	7,502	1,055,006
Merck & Co., Inc.	5,299	409,772
		1,925,795
ROAD & RAIL — 1.2%
Union Pacific Corp.	1,431	241,939
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Intel Corp.	14,930	893,262

See accompanying notes to financial statements.
42

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SOFTWARE — 3.5%
Microsoft Corp.	2,076	$ 422,487
Oracle Corp.	5,743	317,415
		739,902
TOBACCO — 2.2%
Philip Morris International, Inc.	6,574	460,574
TOTAL COMMON STOCKS (Cost $21,995,302)		20,637,907
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c) (Cost $187,314)	187,314	187,314
TOTAL INVESTMENTS — 99.9% (Cost $22,182,616)		20,825,221
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		27,472
NET ASSETS — 100.0%		$ 20,852,693

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,637,907	$—	$—	$20,637,907
Short-Term Investment	187,314	—	—	187,314
TOTAL INVESTMENTS	$20,825,221	$—	$—	$20,825,221
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,017	$286,017	$936,696	$1,035,399	$—	$—	187,314	$187,314	$4,369
See accompanying notes to financial statements.
43

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 13,777,471	$ 8,700,972	$ 10,289,499
Investments in affiliated issuers, at value	50,594,398	138,668,760	289,126,326
Total Investments	64,371,869	147,369,732	299,415,825
Cash	—	—	—
Receivable for fund shares sold	—	7,635	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	20	66	223,747
Securities lending income receivable — unaffiliated issuers	1,029	9,495	4,069
Securities lending income receivable — affiliated issuers	6,442	13,790	44,530
TOTAL ASSETS	64,379,360	147,400,718	299,688,171
LIABILITIES
Payable upon return of securities loaned	10,616,056	21,343,138	61,808,691
Payable for fund shares repurchased	8,482	—	—
Advisory fee payable	4,909	18,449	29,647
Trustees’ fees and expenses payable	57	59	131
TOTAL LIABILITIES	10,629,504	21,361,646	61,838,469
NET ASSETS	$ 53,749,856	$126,039,072	$237,849,702
NET ASSETS CONSIST OF:
Paid-in Capital	$106,102,362	$144,616,396	$236,752,991
Total distributable earnings (loss)	(52,352,506)	(18,577,324)	1,096,711
NET ASSETS	$ 53,749,856	$126,039,072	$237,849,702
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.25	$ 30.37	$ 36.88
Shares outstanding (unlimited amount authorized, no par value)	2,530,000	4,150,000	6,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 18,376,399	$ 11,446,779	$ 8,107,070
Investments in affiliated issuers	57,395,878	145,019,899	281,642,655
Total cost of investments	$ 75,772,277	$156,466,678	$289,749,725
* Includes investments in securities on loan, at value	$ 14,056,558	$ 26,684,773	$ 71,525,522
See accompanying notes to financial statements.
44

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$286,555,068	$23,727,147	$37,549,210	$20,637,907
11,722,245	124,759	365,868	187,314
298,277,313	23,851,906	37,915,078	20,825,221
274	—	—	—
—	—	—	—
—	20,652	26,038	37,994
678,812	24	59	37
—	—	—	—
—	—	—	—
298,956,399	23,872,582	37,941,175	20,863,252

—	—	—	—
—	—	—	—
48,875	11,730	18,304	10,536
122	27	28	23
48,997	11,757	18,332	10,559
$298,907,402	$23,860,825	$37,922,843	$20,852,693

$299,947,769	$23,905,691	$33,355,641	$23,865,065
(1,040,367)	(44,866)	4,567,202	(3,012,372)
$298,907,402	$23,860,825	$37,922,843	$20,852,693

$ 40.26	$ 82.28	$ 97.24	$ 59.58
7,425,000	290,000	390,000	350,000

$287,150,749	$22,813,758	$31,926,507	$21,995,302
11,722,245	124,759	365,868	187,314
$298,872,994	$22,938,517	$32,292,375	$22,182,616
$ —	$ —	$ —	$ —
45

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	303,556	745,036	132,751
Dividend income — affiliated issuers	2,500,918	4,601,205	6,796,616
Unaffiliated securities lending income	23,975	70,960	95,136
Affiliated securities lending income	136,887	284,960	409,168
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	2,965,336	5,702,161	7,433,671
EXPENSES
Advisory fee	70,916	223,466	215,937
Trustees’ fees and expenses	1,405	1,768	3,722
Miscellaneous expenses	403	377	500
TOTAL EXPENSES	72,724	225,611	220,159
NET INVESTMENT INCOME (LOSS)	$ 2,892,612	$ 5,476,550	$ 7,213,512
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(623,166)	(3,925,855)	(1,068,270)
Investments — affiliated issuers	(3,218,009)	(2,644,258)	(3,923,084)
In-kind redemptions — unaffiliated issuers	(1,588,194)	(565,805)	228,145
In-kind redemptions — affiliated issuers	(2,824,893)	29,348	1,033,372
Net realized gain (loss)	(8,254,262)	(7,106,570)	(3,729,837)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,212,495)	(1,956,249)	1,871,412
Investments — affiliated issuers	(6,786,020)	(8,595,023)	(10,352,345)
Net change in unrealized appreciation/depreciation	(8,998,515)	(10,551,272)	(8,480,933)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,252,777)	(17,657,842)	(12,210,770)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(14,360,165)	$(12,181,292)	$ (4,997,258)
See accompanying notes to financial statements.
46

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$ 5,130,242	$ —	$ —	$ —
—	774,628	561,605	843,216
42,357	4,369	7,606	4,369
—	—	—	—
—	—	—	—
—	—	(1,752)	—
5,172,599	778,997	567,459	847,585

465,044	209,371	220,583	180,791
3,118	575	473	484
402	326	330	327
468,564	210,272	221,386	181,602
$ 4,704,035	$ 568,725	$ 346,073	$ 665,983

(390,164)	(960,836)	(847,184)	(1,109,136)
—	—	—	—
—	716,228	2,549,618	28,711
—	—	—	—
(390,164)	(244,608)	1,702,434	(1,080,425)

(896,263)	(1,072,493)	3,796,090	(2,199,897)
—	—	—	—
(896,263)	(1,072,493)	3,796,090	(2,199,897)
(1,286,427)	(1,317,101)	5,498,524	(3,280,322)
$ 3,417,608	$ (748,376)	$5,844,597	$(2,614,339)
47

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,892,612	$ 3,631,029	$ 5,476,550	$ 4,637,548
Net realized gain (loss)	(8,254,262)	(2,143,100)	(7,106,570)	4,363,213
Net change in unrealized appreciation/depreciation	(8,998,515)	(6,389,726)	(10,551,272)	(971,140)
Net increase (decrease) in net assets resulting from operations	(14,360,165)	(4,901,797)	(12,181,292)	8,029,621
Net equalization credits and charges	(81,758)	24,895	115,750	105,971
Distributions to shareholders	(2,878,161)	(3,617,253)	(5,787,114)	(4,936,932)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,725,150	33,283,792	115,985,875	23,973,127
Cost of shares redeemed	(49,528,810)	(55,714,874)	(76,591,192)	(14,842,690)
Net income equalization	81,758	(24,895)	(115,750)	(105,971)
Other Capital	—	—	—	686
Net increase (decrease) in net assets from beneficial interest transactions	(41,721,902)	(22,455,977)	39,278,933	9,025,152
Net increase (decrease) in net assets during the period	(59,041,986)	(30,950,132)	21,426,277	12,223,812
Net assets at beginning of period	112,791,842	143,741,974	104,612,795	92,388,983
NET ASSETS AT END OF PERIOD	$ 53,749,856	$112,791,842	$126,039,072	$104,612,795
SHARES OF BENEFICIAL INTEREST:
Shares sold	340,000	1,350,000	3,590,000	750,000
Shares redeemed	(2,290,000)	(2,270,000)	(2,580,000)	(460,000)
Net increase (decrease) from share transactions	(1,950,000)	(920,000)	1,010,000	290,000
See accompanying notes to financial statements.
48

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR MFS Systematic Core Equity ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 7,213,512	$ 7,053,566	$ 4,704,035	$ 3,320,929	$ 568,725	$ 557,940
(3,729,837)	7,468,496	(390,164)	190,469	(244,608)	1,681,070
(8,480,933)	(3,125,237)	(896,263)	292,631	(1,072,493)	1,551,309
(4,997,258)	11,396,825	3,417,608	3,804,029	(748,376)	3,790,319
19,354	42,319	135,058	87,297	(22,967)	1,861
(7,327,692)	(7,044,570)	(4,951,989)	(3,073,623)	(573,138)	(561,229)

22,973,653	66,920,704	167,508,423	152,893,417	8,428,314	18,295,264
(28,488,708)	(64,514,651)	(34,951,266)	(36,316,451)	(22,349,855)	(12,523,740)
(19,354)	(42,319)	(135,058)	(87,297)	22,967	(1,861)
2,474	—	165,286	68,420	580	314
(5,531,935)	2,363,734	132,587,385	116,558,089	(13,897,994)	5,769,977
(17,837,531)	6,758,308	131,188,062	117,375,792	(15,242,475)	9,000,928
255,687,233	248,928,925	167,719,340	50,343,548	39,103,300	30,102,372
$237,849,702	$255,687,233	$298,907,402	$167,719,340	$ 23,860,825	$ 39,103,300

600,000	1,850,000	4,150,000	3,800,000	100,000	240,000
(820,000)	(1,780,000)	(875,000)	(900,000)	(290,000)	(160,000)
(220,000)	70,000	3,275,000	2,900,000	(190,000)	80,000
49

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 346,073	$ 410,349	$ 665,983	$ 756,480
Net realized gain (loss)	1,702,434	1,275,022	(1,080,425)	128,129
Net change in unrealized appreciation/depreciation	3,796,090	167,078	(2,199,897)	(36,634)
Net increase (decrease) in net assets resulting from operations	5,844,597	1,852,449	(2,614,339)	847,975
Net equalization credits and charges	(16,068)	(10,318)	(34,490)	1,385
Distributions to shareholders	(335,571)	(879,302)	(665,847)	(1,072,684)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,637,046	4,121,088	—	6,702,411
Cost of shares redeemed	(15,584,895)	(15,157,132)	(9,627,538)	(5,670,724)
Net income equalization	16,068	10,318	34,490	(1,385)
Other Capital	363	332	488	272
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,418)	(11,025,394)	(9,592,560)	1,030,574
Net increase (decrease) in net assets during the period	3,561,540	(10,062,565)	(12,907,236)	807,250
Net assets at beginning of period	34,361,303	44,423,868	33,759,929	32,952,679
NET ASSETS AT END OF PERIOD	$ 37,922,843	$ 34,361,303	$ 20,852,693	$33,759,929
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,000	50,000	—	100,000
Shares redeemed	(180,000)	(190,000)	(160,000)	(90,000)
Net increase (decrease) from share transactions	(20,000)	(140,000)	(160,000)	10,000
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 25.18	$ 26.62	$ 23.97	$ 24.38	$ 25.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.78	0.69	0.53	0.56	0.30
Net realized and unrealized gain (loss) (c)	(3.89)	(1.43)	2.64	(0.44)	(1.43)
Total from investment operations	(3.11)	(0.74)	3.17	0.12	(1.13)
Net equalization credits and charges (b)	(0.02)	0.00(d)	(0.00)(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.80)	(0.70)	(0.52)	(0.54)	(0.35)
Net asset value, end of period	$ 21.25	$ 25.18	$ 26.62	$ 23.97	$ 24.38
Total return (e)	(12.71)%	(2.71)%	13.26%	0.56%	(4.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,750	$112,792	$143,742	$115,075	$80,441
Ratios to average net assets:
Total expenses (f)	0.08%	0.12%	0.22%	0.22%	0.28%
Net investment income (loss)	3.30%	2.76%	2.04%	2.28%	1.29%
Portfolio turnover rate	30%	28%	44%	46%(g)	25%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
51

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 33.32	$ 32.42	$ 32.33	$ 31.23	$ 31.16
Income (loss) from investment operations:
Net investment income (loss) (b)	1.43	1.53	1.02	1.10	0.93
Net realized and unrealized gain (loss) (c)	(2.95)	0.91	0.09	0.98	0.22
Total from investment operations	(1.52)	2.44	1.11	2.08	1.15
Net equalization credits and charges (b)	0.03	0.03	(0.01)	(0.01)	(0.02)
Other capital (b)	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.46)	(1.57)	(1.01)	(0.97)	(1.06)
Net asset value, end of period	$ 30.37	$ 33.32	$ 32.42	$ 32.33	$ 31.23
Total return (e)	(4.56)%	7.93%	3.34%	6.78%	3.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,039	$104,613	$92,389	$95,376	$104,605
Ratios to average net assets:
Total expenses (f)	0.18%	0.18%	0.39%	0.37%	0.37%
Net investment income (loss)	4.41%	4.71%	3.07%	3.49%	3.07%
Portfolio turnover rate	38%	71%	29%	47%(g)	54%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
52

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 38.33	$ 37.72	$ 35.52	$ 33.35	$ 34.61
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	1.03	0.81	0.99	0.81
Net realized and unrealized gain (loss) (c)	(1.44)	0.57	2.18	2.03	(1.09)
Total from investment operations	(0.37)	1.60	2.99	3.02	(0.28)
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.00(d)	0.02
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.08)	(1.00)	(0.80)	(0.85)	(0.94)
Net realized gains	—	—	—	—	(0.06)
Total distributions	(1.08)	(1.00)	(0.80)	(0.85)	(1.00)
Net asset value, end of period	$ 36.88	$ 38.33	$ 37.72	$ 35.52	$ 33.35
Total return (e)	(1.00)%	4.37%	8.46%	9.14%	(0.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$237,850	$255,687	$248,929	$207,780	$185,112
Ratios to average net assets:
Total expenses (f)	0.09%	0.15%	0.20%	0.20%	0.20%
Net expenses	0.09%	0.15%	0.09%	0.01%	0.06%
Net investment income (loss)	2.84%	2.76%	2.14%	2.91%	2.45%
Portfolio turnover rate	94%	71%	43%	90%(g)	86%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
53

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 40.41	$ 40.27	$ 40.26	$ 40.06	$ 40.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.02	0.68	0.44	0.27
Net realized and unrealized gain (loss) (c)	(0.11)	0.04	(0.14)	0.13	(0.21)
Total from investment operations	0.70	1.06	0.54	0.57	0.06
Net equalization credits and charges (b)	0.02	0.03	0.04	(0.00)(d)	0.07
Other capital (b)	0.03	0.02	0.06	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.90)	(0.97)	(0.63)	(0.42)	(0.18)
Net realized gains	—	—	—	—	(0.06)
Total distributions	(0.90)	(0.97)	(0.63)	(0.42)	(0.24)
Net asset value, end of period	$ 40.26	$ 40.41	$ 40.27	$ 40.26	$ 40.06
Total return (e)	1.86%	2.79%	1.60%	1.53%	0.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$298,907	$167,719	$50,344	$18,117	$24,039
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.02%	2.54%	1.70%	1.09%	0.69%
Portfolio turnover rate	71%	100%	76%	83%(f)	407%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
54

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Core Equity ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 81.47	$ 75.26	$ 68.62	$58.09	$58.53
Income (loss) from investment operations:
Net investment income (loss) (b)	1.36	1.34	1.13	0.97	1.020
Net realized and unrealized gain (loss) (c)	0.90	6.20	7.30	10.53	0.00(d)
Total from investment operations	2.26	7.54	8.43	11.50	1.02
Net equalization credits and charges (b)	(0.05)	0.00(d)	0.05	—	0.20
Other capital (b)	0.00(d)	0.00(d)	(0.00)(d)	—	—
Distributions to shareholders from:
Net investment income	(1.40)	(1.33)	(0.96)	(0.97)	(1.03)
Net realized gains	—	—	(0.88)	—	(0.63)
Total distributions	(1.40)	(1.33)	(1.84)	(0.97)	(1.66)
Net asset value, end of period	$ 82.28	$ 81.47	$ 75.26	$68.62	$58.09
Total return (e)	2.78%	10.11%	12.36%	19.92%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,861	$39,103	$30,102	$6,862	$5,809
Ratios to average net assets:
Total expenses	0.60%	0.60%	0.60%	0.60%	0.61%
Net investment income (loss)	1.63%	1.70%	1.51%	1.52%	1.78%
Portfolio turnover rate	53%	65%	67%	67%(f)	39%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
55

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Growth Equity ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 83.81	$ 80.77	$ 71.05	$ 60.67	$ 60.24
Income (loss) from investment operations:
Net investment income (loss) (b)	0.82	0.87	0.61	0.70	0.63
Net realized and unrealized gain (loss) (c)	13.47	4.13	9.80	10.27	1.62
Total from investment operations	14.29	5.00	10.41	10.97	2.25
Net equalization credits and charges (b)	(0.04)	(0.02)	0.04	0.01	0.01
Other capital (b)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.82)	(0.95)	(0.60)	(0.60)	(0.61)
Net realized gains	—	(0.99)	(0.13)	—	(1.22)
Total distributions	(0.82)	(1.94)	(0.73)	(0.60)	(1.83)
Net asset value, end of period	$ 97.24	$ 83.81	$ 80.77	$ 71.05	$ 60.67
Total return (e)	17.12%	6.47%	14.71%	18.18%	3.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,923	$34,361	$44,424	$39,079	$12,134
Ratios to average net assets:
Total expenses	0.60%	0.60%	0.61%	0.60%	0.61%
Net investment income (loss)	0.94%	1.08%	0.77%	1.05%	1.06%
Portfolio turnover rate	73%	77%	76%	55%(f)	56%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
56

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Value Equity ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 66.20	$ 65.91	$ 59.81	$51.99	$57.90
Income (loss) from investment operations:
Net investment income (loss) (b)	1.44	1.44	1.21	1.03	0.99
Net realized and unrealized gain (loss) (c)	(6.49)	0.86	6.94	8.99	(2.66)
Total from investment operations	(5.05)	2.30	8.15	10.02	(1.67)
Net equalization credits and charges (b)	(0.07)	0.00(d)	0.12	0.04	—
Other capital (b)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.50)	(1.47)	(1.06)	(1.01)	(1.01)
Net realized gains	—	(0.54)	(1.11)	(1.23)	(3.23)
Total distributions	(1.50)	(2.01)	(2.17)	(2.24)	(4.24)
Net asset value, end of period	$ 59.58	$ 66.20	$ 65.91	$59.81	$51.99
Total return (e)	(7.77)%	3.69%	13.82%	19.61%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,853	$33,760	$32,953	$5,981	$2,599
Ratios to average net assets:
Total expenses	0.60%	0.60%	0.60%	0.60%	0.62%
Net investment income (loss)	2.21%	2.18%	1.83%	1.80%	1.85%
Portfolio turnover rate	53%	53%	54%	64%(f)	64%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
57

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
58

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
59

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for all Funds, except for the SPDR SSGA Ultra Short Term Bond ETF. The SPDR SSGA Ultra Short Term Bond ETF declares and distributes distributions to shareholders monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate*
SPDR SSGA Multi-Asset Real Return ETF	0.50%
SPDR SSGA Income Allocation ETF	0.50
SPDR SSGA Global Allocation ETF	0.35
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
60

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Annual Rate*
SPDR MFS Systematic Value Equity ETF	0.60%
*	The Advisory fee is reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF by the acquired fund fees and expenses. For the year ended June 30, 2020, the net annualized advisory fee was 0.08%, 0.18%, and 0.09% for the SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, respectively.
The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
61

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ —	$ —	$ 25,401,624	$ 26,182,593
SPDR SSGA Income Allocation ETF	—	—	48,322,712	47,191,506
SPDR SSGA Global Allocation ETF	—	—	230,755,357	231,819,424
SPDR SSGA Ultra Short Term Bond ETF	10,608,936	11,975,376	248,728,075	132,364,716
SPDR MFS Systematic Core Equity ETF	—	—	18,011,080	17,963,210
SPDR MFS Systematic Growth Equity ETF	—	—	26,378,273	26,273,901
SPDR MFS Systematic Value Equity ETF	—	—	15,678,797	15,604,247
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$ 7,571,587	$48,535,196	$(4,413,087)
SPDR SSGA Income Allocation ETF	109,711,265	71,301,409	(536,457)
SPDR SSGA Global Allocation ETF	21,588,470	26,767,131	1,261,517
SPDR MFS Systematic Core Equity ETF	8,354,167	22,162,888	716,228
SPDR MFS Systematic Growth Equity ETF	13,535,197	15,463,108	2,549,618
SPDR MFS Systematic Value Equity ETF	—	9,555,505	28,711
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
62

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, partnership basis adjustments, return of capital basis adjustment, paydown gains and losses and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Multi-Asset Real Return ETF	$2,878,161	$—	$2,878,161
SPDR SSGA Income Allocation ETF	5,787,114	—	5,787,114
SPDR SSGA Global Allocation ETF	7,327,692	—	7,327,692
SPDR SSGA Ultra Short Term Bond ETF	4,951,989	—	4,951,989
SPDR MFS Systematic Core Equity ETF	573,138	—	573,138
SPDR MFS Systematic Growth Equity ETF	335,571	—	335,571
SPDR MFS Systematic Value Equity ETF	665,847	—	665,847
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Multi-Asset Real Return ETF	$ 3,617,253	$ —	$ 3,617,253
SPDR SSGA Income Allocation ETF	4,936,932	—	4,936,932
SPDR SSGA Global Allocation ETF	7,044,570	—	7,044,570
SPDR SSGA Ultra Short Term Bond ETF	3,073,623	—	3,073,623
SPDR MFS Systematic Core Equity ETF	555,651	5,578	561,229
SPDR MFS Systematic Growth Equity ETF	879,302	—	879,302
SPDR MFS Systematic Value Equity ETF	897,607	175,077	1,072,684
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR SSGA Multi-Asset Real Return ETF	$ —	$(40,663,016)	$—	$(11,689,490)	$—	$(52,352,506)
SPDR SSGA Income Allocation ETF	—	(9,425,137)	—	(9,152,187)	—	(18,577,324)
SPDR SSGA Global Allocation ETF	200	(7,784,550)	—	8,881,061	—	1,096,711
SPDR SSGA Ultra Short Term Bond ETF	128,087	(537,191)	—	(631,263)	—	(1,040,367)
SPDR MFS Systematic Core Equity ETF	—	(958,255)	—	913,389	—	(44,866)
SPDR MFS Systematic Growth Equity ETF	10,502	(1,066,003)	—	5,622,703	—	4,567,202
SPDR MFS Systematic Value Equity ETF	136	(1,655,110)	—	(1,357,398)	—	(3,012,372)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Multi-Asset Real Return ETF	$11,141,325	$29,521,691
SPDR SSGA Income Allocation ETF	6,603,434	2,821,703
SPDR SSGA Global Allocation ETF	7,784,550	—
63

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Ultra Short Term Bond ETF	$ 245,190	$ 292,001
SPDR MFS Systematic Core Equity ETF	597,086	361,169
SPDR MFS Systematic Growth Equity ETF	1,066,003	—
SPDR MFS Systematic Value Equity ETF	1,422,682	232,428
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$ 76,061,359	$ 649,862	$12,339,352	$(11,689,490)
SPDR SSGA Income Allocation ETF	156,521,919	3,512,277	12,664,464	(9,152,187)
SPDR SSGA Global Allocation ETF	290,534,764	15,650,494	6,769,433	8,881,061
SPDR SSGA Ultra Short Term Bond ETF	298,908,576	780,977	1,412,240	(631,263)
SPDR MFS Systematic Core Equity ETF	22,938,517	3,048,708	2,135,319	913,389
SPDR MFS Systematic Growth Equity ETF	32,292,375	7,131,425	1,508,722	5,622,703
SPDR MFS Systematic Value Equity ETF	22,182,619	1,367,376	2,724,774	(1,357,398)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 14,056,558	$ 10,616,056	$ 3,715,541	$ 14,331,597
SPDR SSGA Income Allocation ETF	26,684,773	21,343,138	5,853,851	27,196,989
SPDR SSGA Global Allocation ETF	71,525,522	61,808,691	11,142,919	72,951,610
64

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$10,616,056	$—	$—	$—	$10,616,056	$10,616,056
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	21,343,138	—	—	—	21,343,138	21,343,138
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	61,808,691	—	—	—	61,808,691	61,808,691
9.    Line of Credit
The SPDR SSGA Ultra Short Term Bond ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2020.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
A Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that
65

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR SSGA Ultra Short Term Bond ETF has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $3,035.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
66

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (collectively referred to as the “Funds”) (seven of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SSGA Active Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
67

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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.08%	$ 844.40	$0.37	$1,024.50	$0.40
SPDR SSGA Income Allocation ETF	0.18	905.70	0.85	1,024.00	0.91
SPDR SSGA Global Allocation ETF	0.08	930.50	0.38	1,024.50	0.40
SPDR SSGA Ultra Short Term Bond ETF	0.20	1,005.30	1.00	1,023.90	1.01
SPDR MFS Systematic Core Equity ETF	0.60	923.80	2.87	1,021.90	3.02
SPDR MFS Systematic Growth Equity ETF	0.60	1,084.30	3.11	1,021.90	3.02
SPDR MFS Systematic Value Equity ETF	0.60	838.20	2.74	1,021.90	3.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
68

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
For the year ended June 30, 2020, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
69

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSGA Active Trust: SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreement, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Funds as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds, and in overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Funds’ performance. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered the following performance information in its evaluation of the Funds:
SPDR SSGA Multi-Asset Real Return ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 5-year and since inception periods, but outperformed the benchmark index for the 1- and 3-year periods.
SPDR SSGA Income Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
70

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

SPDR SSGA Global Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3- , 4- and 5- year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
SPDR SSGA Ultra Short Term Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 2-, 3- 4- and 5-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3-, 5-year and since inception periods.
SPDR MFS Systematic Core Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the most recent 1-year period, but outperformed its benchmark index for the 3-, 5-year and since inception periods.
SPDR MFS Systematic Growth Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
SPDR MFS Systematic Value Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 5-year period, but underperformed the median of its Performance Group for the 1-, 2-, 3- and 4-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 3-and 5-year and since inception periods, but underperformed its benchmark index for the most recent 1-year period.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
71

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trust.
Approval of Massachusetts Financial Services Company Sub-Advisory Agreement
At meetings held prior to June 30, 2020, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “MFS Sub-Advisory Agreement”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (the “MFS Funds”). The Independent Trustees also met separately to consider the MFS Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the MFS Sub-Advisory Agreement, the Board requested, and MFS and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the MFS Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreement and (ii) investment performance of the MFS Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.
The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser. The Board also considered whether MFS benefited in other ways from its relationship with the SSGA Active Trust.
72

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
73

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
					December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
74

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
75

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRACTIVEAR

Annual Report
June 30, 2020
SSGA Active Trust
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
See accompanying notes to financial statements.
1

SPDR SSGA Fixed Income Sector Rotation ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR SSGA Fixed Income Sector Rotation ETF (the “Fund”) seeks to provide excess return by tactically allocating among income and yield-generating ETFs based on a proprietary process that combines quantitative and qualitative analysis. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 6.42%, and the Index was 8.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Investments across fixed income sectors including short, intermediate and long term US government bonds, investment grade and high yield corporate bonds, as well mortgage backed securities were all primary drivers of Fund performance during the Reporting Period. Financial markets experienced a considerable increase in volatility over the year, particularly in the second half as social distancing and other mobility restrictions enacted to slow the spread of the Coronavirus Disease 2019 (COVID-19) caused significant harm to the global economy. With investors seeking safety in government bonds, the Federal Reserve (Fed) aggressively cutting interest rates and other measures of fiscal and monetary support, the decline in yields over the period led to positive returns for most allocations within the Fund. Nonetheless, some allocations still weighed against benchmark relative performance. With an increasing concern over interest rate volatility at the long end of the government bond curve, the Fund limited holdings to long term treasury bonds in the second half of the period, locking in earlier losses in the asset class. Holdings in treasury bills, while providing a reasonable cushion against more volatile investments within the Fund, contributed only modestly to total return as interest rates moved to near zero for the period. Corporate bonds were also impacted negatively as a result of the COVID induced economic freeze, as strong investor risk-off sentiment initially prompted outflows and volatility caused spreads to widen significantly. As such, the Fund’s holdings in high yield bonds saw only a small contribution to return as they lagged the broader benchmark overall. On the positive side, the Fed’s announcement of corporate credit facilities in Q1 2020 aided the credit sector, effectively encouraging new issuance, narrowing spreads, lowering transaction costs and easing liquidity strain. This benefited Fund investments in intermediate and long term investment grade bonds, both of which were positive contributors overall to return. Similarly, Fed quantitative easing polices aimed at keeping interest rates low and stable helped lift returns for Fund investment in both intermediate government and mortgage backed bonds.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the bottom contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Portfolio Long Term Treasury ETF, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF and the SPDR Bloomberg Barclays High Yield Bond ETF. The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Portfolio Intermediate Term Treasury ETF, the SPDR Portfolio Mortgage Backed Bond ETF and the SPDR Portfolio Intermediate Term Corporate Bond ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR SSGA Fixed Income Sector Rotation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	6.42%	6.24%	8.74%	6.42%	6.24%	8.74%
SINCE INCEPTION(1)	10.47%	10.42%	12.41%	8.34%	8.29%	9.89%

(1)	For the period April 2, 2019 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Fixed Income Sector Rotation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
SPDR Portfolio Mortgage Backed Bond ETF	33.0%
SPDR Portfolio Intermediate Term Corporate Bond ETF	28.1
SPDR Portfolio Intermediate Term Treasury ETF	17.0
SPDR Portfolio Long Term Corporate Bond ETF	10.2
SPDR Bloomberg Barclays High Yield Bond ETF	9.4
TOTAL	97.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Domestic Fixed Income	97.7%
Short Term Investments	23.3
Liabilities in Excess of Other Assets	(21.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR SSGA US Sector Rotation ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR SSGA US Sector Rotation ETF (the “Fund”) seeks to provide capital appreciation. The Fund’s benchmark is the S&P 500® Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.52%, and the Index was 7.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Active allocation across US sectors was the primary driver of Fund performance during the Reporting Period relative to the Index. Financial markets experienced a considerable increase in volatility over the year, particularly in the second half as social distancing and other mobility restrictions enacted to slow the spread of the Coronavirus Disease 2019 (COVID-19) caused significant harm to the global economy. After hitting all time highs in the middle of February, the S&P 500 fell precipitously over the next four weeks with the combination of pandemic controls, an oil price war and a liquidity crisis driving prices down close to 30%. Strong global policy responses both fiscal and monetary stabilized markets and helped set the stage for a vigorous rally into the second quarter. Dispersion across sectors was high with Information Technology up close to 36% while Energy was down nearly the same.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR SSGA US Sector Rotation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Index	Net Asset Value	Market Value	S&P 500 Index
ONE YEAR	8.52%	8.81%	7.51%	8.52%	8.81%	7.51%
SINCE INCEPTION(1)	11.24%	11.39%	10.84%	8.94%	9.06%	8.65%

(1)	For the period April 2, 2019 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA US Sector Rotation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.70%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
The Technology Select Sector SPDR Fund	38.0%
The Health Care Select Sector SPDR Fund	25.5
The Financial Select Sector SPDR Fund	16.1
The Communication Services Select Sector SPDR Fund	12.9
The Energy Select Sector SPDR Fund	2.7
TOTAL	95.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Domestic Equity	100.0%
Short Term Investments	6.5
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.7%
DOMESTIC FIXED INCOME — 97.7%
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	43,696	$ 4,420,287
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	362,090	13,227,148
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	239,904	7,969,611
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	151,623	4,806,450
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	578,818	15,506,534
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $44,634,429)		45,930,030
SHORT-TERM INVESTMENTS — 23.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	1,091,555	1,091,555
State Street Navigator Securities Lending Portfolio II (e)(f)	9,882,034	9,882,034
TOTAL SHORT-TERM INVESTMENTS (Cost $10,973,589)		$ 10,973,589
TOTAL INVESTMENTS—121.0% (Cost $55,608,018)		56,903,619
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.0)%		(9,889,223)
NET ASSETS—100.0%		$ 47,014,396
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$45,930,030	$—	$—	$45,930,030
Short-Term Investments	10,973,589	—	—	10,973,589
TOTAL INVESTMENTS	$56,903,619	$—	$—	$56,903,619
See accompanying notes to financial statements.
8

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,742	$ 342,805	$ 6,774,386	$ 7,113,976	$ (2,678)	$ (537)	—	$ —	$ 30,855
SPDR Bloomberg Barclays High Yield Bond ETF	5,218	568,449	7,741,517	3,749,374	(231,013)	90,708	43,696	4,420,287	98,119
SPDR Portfolio Intermediate Term Corporate Bond ETF	31,956	1,116,223	20,381,969	8,598,301	(48,412)	375,669	362,090	13,227,148	166,807
SPDR Portfolio Intermediate Term Treasury ETF	23,909	1,477,576	14,530,839	8,485,176	33,846	412,526	239,904	7,969,611	78,922
SPDR Portfolio Long Term Corporate Bond ETF	114,074	3,279,628	9,227,355	7,824,445	212,588	(88,676)	151,623	4,806,450	53,073
SPDR Portfolio Long Term Treasury ETF	13,503	515,274	2,199,711	2,649,106	(55,642)	(10,237)	—	—	7,119
SPDR Portfolio Mortgage Backed Bond ETF	136,205	3,560,399	16,044,975	4,323,220	17,974	206,406	578,818	15,506,534	231,353
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,198	19,198	1,406,329	333,972	—	—	1,091,555	1,091,555	603
State Street Navigator Securities Lending Portfolio II	—	—	200,534,986	190,652,952	—	—	9,882,034	9,882,034	67,826
State Street Navigator Securities Lending Portfolio III	—	—	18,934,708	18,934,708	—	—	—	—	9,412
Total		$10,879,552	$297,776,775	$252,665,230	$ (73,337)	$985,859		$56,903,619	$744,089
See accompanying notes to financial statements.
9

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 100.0%
The Communication Services Select Sector SPDR Fund (a)(b)	164,031	$ 8,864,235
The Consumer Staples Select Sector SPDR Fund (a)(b)	29,312	1,718,856
The Energy Select Sector SPDR Fund (a)(b)	48,903	1,850,978
The Financial Select Sector SPDR Fund (a)(b)	476,814	11,033,476
The Health Care Select Sector SPDR Fund (a)(b)	174,726	17,484,831
The Technology Select Sector SPDR Fund (a)	249,472	26,067,329
The Utilities Select Sector SPDR Fund (a)(b)	28,492	1,607,804
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $65,231,650)		68,627,509
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	11,345	11,345
State Street Navigator Securities Lending Portfolio II (e)(f)	4,445,869	4,445,869
TOTAL SHORT-TERM INVESTMENTS (Cost $4,457,214)		$ 4,457,214
TOTAL INVESTMENTS—106.5% (Cost $69,688,864)		73,084,723
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.5)%		(4,467,435)
NET ASSETS—100.0%		$ 68,617,288
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
10

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$68,627,509	$—	$—	$68,627,509
Short-Term Investments	4,457,214	—	—	4,457,214
TOTAL INVESTMENTS	$73,084,723	$—	$—	$73,084,723
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,535	$ 43,535	$ 1,093,608	$ 1,125,798	$ —	$ —	11,345	$ 11,345	$ 756
State Street Navigator Securities Lending Portfolio II	—	—	188,393,975	183,948,106	—	—	4,445,869	4,445,869	18,947
State Street Navigator Securities Lending Portfolio III	—	—	13,512,034	13,512,034	—	—	—	—	223
The Communication Services Select Sector SPDR Fund	—	—	17,149,970	8,752,043	350,160	116,148	164,031	8,864,235	29,716
The Consumer Staples Select Sector SPDR Fund	26,360	1,530,725	10,817,089	10,520,211	(148,510)	39,763	29,312	1,718,856	40,866
The Energy Select Sector SPDR Fund	—	—	2,087,186	240,139	25,966	(22,035)	48,903	1,850,978	22,744
The Financial Select Sector SPDR Fund	—	—	22,540,495	8,243,324	(1,527,223)	(1,736,472)	476,814	11,033,476	200,227
The Health Care Select Sector SPDR Fund	43,744	4,052,444	23,258,862	10,439,473	(32,274)	645,272	174,726	17,484,831	250,092
The Industrial Select Sector SPDR Fund	43,980	3,404,932	3,811,359	7,266,437	145,490	(95,344)	—	—	21,459
The Real Estate Select Sector SPDR Fund	37,107	1,364,424	10,640,510	12,337,528	319,909	12,685	—	—	23,052
The Technology Select Sector SPDR Fund	47,988	3,744,984	28,145,827	9,609,861	(300,307)	4,086,686	249,472	26,067,329	219,145
The Utilities Select Sector SPDR Fund	—	—	1,614,137	—	—	(6,333)	28,492	1,607,804	12,585
Total		$14,141,044	$323,065,052	$265,994,954	$(1,166,789)	$ 3,040,370		$73,084,723	$839,812
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
ASSETS
Investments in affiliated issuers, at value*	$56,903,619	$73,084,723
Dividends receivable — affiliated issuers	104	8
Securities lending income receivable — unaffiliated issuers	1,067	1,884
Securities lending income receivable — affiliated issuers	2,935	1,981
Receivable from Adviser	6,916	10,895
TOTAL ASSETS	56,914,641	73,099,491
LIABILITIES
Payable upon return of securities loaned	9,882,034	4,445,869
Advisory fee payable	18,200	36,317
Trustees’ fees and expenses payable	11	17
TOTAL LIABILITIES	9,900,245	4,482,203
NET ASSETS	$47,014,396	$68,617,288
NET ASSETS CONSIST OF:
Paid-in Capital	$45,918,236	$66,988,425
Total distributable earnings (loss)	1,096,160	1,628,863
NET ASSETS	$47,014,396	$68,617,288
NET ASSET VALUE PER SHARE
Net asset value per share	$ 31.98	$ 32.83
Shares outstanding (unlimited amount authorized, no par value)	1,470,000	2,090,000
COST OF INVESTMENTS:
Investments in affiliated issuers	$55,608,018	$69,688,864
* Includes investments in securities on loan, at value	$17,641,488	$15,761,999
See accompanying notes to financial statements.
12

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2020

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 666,851	$ 820,642
Unaffiliated securities lending income	5,102	8,340
Affiliated securities lending income	77,238	19,170
TOTAL INVESTMENT INCOME (LOSS)	749,191	848,152
EXPENSES
Advisory fee	80,659	181,978
Trustees’ fees and expenses	276	404
Miscellaneous expenses	5	1,330
TOTAL EXPENSES	80,940	183,712
NET INVESTMENT INCOME (LOSS)	$ 668,251	$ 664,440
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	(82,173)	(1,766,996)
In-kind redemptions — affiliated issuers	8,836	600,207
Net realized gain (loss)	(73,337)	(1,166,789)
Net change in unrealized appreciation/depreciation on:
Investment — affiliated issuers	985,859	3,040,370
NET REALIZED AND UNREALIZED GAIN (LOSS)	912,522	1,873,581
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,580,773	$ 2,538,021
See accompanying notes to financial statements.
13

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF
	Year Ended 6/30/20	For the Period 04/02/19* - 6/30/19	Year Ended 6/30/20	For the Period 04/02/19* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 668,251	$ 33,091	$ 664,440	$ 59,414
Net realized gain (loss)	(73,337)	2,149	(1,166,789)	45,425
Net change in unrealized appreciation/depreciation	985,859	309,742	3,040,370	355,489
Net increase (decrease) in net assets resulting from operations	1,580,773	344,982	2,538,021	460,328
Net equalization credits and charges	(143,677)	173	34,502	(7,742)
Distributions to shareholders	(785,178)	(36,040)	(704,061)	(52,452)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	37,162,072	10,567,861	62,332,050	13,728,143
Cost of shares redeemed	(1,820,074)	—	(9,684,741)	—
Net income equalization	143,677	(173)	(34,502)	7,742
Net increase (decrease) in net assets from beneficial interest transactions	35,485,675	10,567,688	52,612,807	13,735,885
Net increase (decrease) in net assets during the period	36,137,593	10,876,803	54,481,269	14,136,019
Net assets at beginning of period	10,876,803	—	14,136,019	—
NET ASSETS AT END OF PERIOD	$47,014,396	$10,876,803	$68,617,288	$14,136,019
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,180,000	350,000	1,940,000	460,000
Shares redeemed	(60,000)	—	(310,000)	—
Net increase (decrease) from share transactions	1,120,000	350,000	1,630,000	460,000
*Inception date.
See accompanying notes to financial statements.
14

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.15
Net realized and unrealized gain (loss) (b)	1.31	0.99
Total from investment operations	2.12	1.14
Net equalization credits and charges (a)	(0.17)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.05)	(0.16)
Net asset value, end of period	$ 31.98	$ 31.08
Total return (d)	6.42%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,014	$10,877
Ratios to average net assets:
Total expenses (e)	0.31%	0.31%(f)
Net investment income (loss)	2.57%	1.98%(f)
Portfolio turnover rate (g)	150%	32%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
15

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.23
Net realized and unrealized gain (loss) (b)	1.98	0.55
Total from investment operations	2.55	0.78
Net equalization credits and charges (a)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.48)	(0.11)
Net asset value, end of period	$ 32.83	$ 30.73
Total return (c)	8.52%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,617	$14,136
Ratios to average net assets:
Total expenses (d)	0.49%	0.49%(e)
Net investment income (loss)	1.79%	3.12%(e)
Portfolio turnover rate (f)	154%	39%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
16

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale
17

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
18

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly.
19

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Fixed Income Sector Rotation ETF	0.50%
SPDR SSGA US Sector Rotation ETF	0.70
The Advisory fee is reduced for SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by any acquired fund fees and expenses attributable to the Funds’ investments in other investment companies. For the period ended June 30, 2020, the net annualized advisory fee was 0.31%, and 0.49%, respectively.
The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
20

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR SSGA Fixed Income Sector Rotation ETF	$39,740,898	$40,923,243
SPDR SSGA US Sector Rotation ETF	57,741,955	57,723,530
For the period ended June 30, 2020, the following Funds had in-kind contributions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Fixed Income Sector Rotation ETF	$37,159,854	$1,820,354	$ 8,836
SPDR SSGA US Sector Rotation ETF	62,323,479	9,685,485	600,207
21

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, non-deductible excise tax paid and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
22

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The tax character of distributions paid during the period ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Fixed Income Sector Rotation ETF	$785,178	$—	$785,178
SPDR SSGA US Sector Rotation ETF	704,061	—	704,061
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Fixed Income Sector Rotation ETF	$ 36,040	$ —	$ 36,040
SPDR SSGA US Sector Rotation ETF	52,452	—	52,452
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR SSGA Fixed Income Sector Rotation ETF	$—	$ —	$—	$1,213,129	$(116,969)	$1,096,160
SPDR SSGA US Sector Rotation ETF	—	(1,688,039)	—	3,316,902	—	1,628,863
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA US Sector Rotation ETF	$1,688,039	$—
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Fixed Income Sector Rotation ETF	$55,690,490	$1,213,129	$ —	$1,213,129
SPDR SSGA US Sector Rotation ETF	69,767,821	5,081,742	1,764,840	3,316,902
23

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Fixed Income Sector Rotation ETF	$ 17,641,488	$ 9,882,034	$ 8,089,600	$ 17,971,634
SPDR SSGA US Sector Rotation ETF	15,761,999	4,445,869	11,518,811	15,964,680

24

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	$9,882,034	$—	$—	$—	$9,882,034	$9,882,034
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	4,445,869	—	—	—	4,445,869	4,445,869
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious
25

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF (collectively, the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended June 30, 2020, and the period from April 2, 2019 (inception date) to June 30, 2019, the financial highlights for the year then ended June 30 2020, and the period from April 3, 2019 (commencement of operations) to June 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in net assets for the year then ended June 30, 2020, and the period from April 2, 2019 (inception date) to June 30, 2019, and their financial highlights for the year then ended June 30, 2020, and the period from April 3, 2019 (commencement of operations) to June 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
27

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
28

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
29

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
Annualized Expense Ratio	0.33%	0.49%
Actual:
Ending Account Value	$1,037.70	$ 974.30
Expenses Paid During Period	1.67	2.41
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.20	1,022.40
Expenses Paid During Period(a)	1.66	2.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
30

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
31

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
32

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR SSGA US Sector Rotation ETF and the SPDR SSGA Fixed Income Sector Rotation ETF (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each Fund as an exchange-traded fund, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State
33

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management and managing exchange-traded funds.
Investment Performance
The Board then reviewed the Funds’ performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses). The Board noted that because the Fund did not have a full calendar year of performance, a comparison against a group of comparable funds was not available.
The Board considered that each Fund had outperformed its benchmark index since inception and also noted that each Fund’s performance information was limited due to the short time period since such Fund’s inception.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
34

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trust.
35

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
					(Trustee).
36

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
37

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

38

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
39

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
40

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
41

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRROTATIONAR

Annual Report
June 30, 2020
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The JP Morgan Corporate Emerging Markets Bond Index Broad Diversified is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
The Bloomberg Barclays U.S. Aggregate 1-3 Year Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market that have a remaining maturity of greater than or equal to 1 year and less than 3 years.
The Bloomberg Barclays U.S. Aggregate Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
See accompanying notes to financial statements.
1

SPDR DoubleLine Emerging Markets Fixed Income ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR DoubleLine Emerging Markets Fixed Income ETF (the “Fund”) seeks to provide high total return from current income and capital appreciation. The Fund’s benchmark is the JP Morgan Corporate Emerging Market Bond Index Broad Diversified (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –0.04%, and the Index was 3.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Higher allocation to Latin America credits, lower allocation to the Middle East and Europe credits, and shorter duration positioning were the primary drivers of Fund underperformance during the Reporting Period relative to the Index. Larger weighting to investment grade (IG) credits benefited performance relative to the Index. Over the 12-month period, U.S. Treasury yields fell sharply while IG credits outperformed their high yield counterparts.
Notes:
•	EM sovereign and corporate external bonds posted positive performance in the 12-month period ended June 30, 2020 against a backdrop of a severe shock to global growth and commodity prices induced by the COVID-19 pandemic outbreak, significant fiscal and monetary policy responses by governments and central banks in developed and emerging markets, and elevated US-China trade tensions.
•	The Index’s positive return in the 12-month period was driven by lower Treasury yields, which offset spread performance, with the spread over U.S. Treasuries widening 106 bps to 439 bps.
•	The Middle East was the best performing region across the corporate index, while Latin America was the worst performing region.
•	The U.S. Treasury curve steepened over the 12-month period. 2 year UST yields fell 161 bps over the 12-month period to end at 0.15%, while 10 year UST yields fell 135 bps over the 12-month period to end at 0.66%.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR DoubleLine Emerging Markets Fixed Income ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	JP Morgan Corporate Emerging Markets Bond Index Broad Diversified	Net Asset Value	Market Value	JP Morgan Corporate Emerging Markets Bond Index Broad Diversified
ONE YEAR	– 0.04%	– 0.21%	3.74%	– 0.04%	– 0.21%	3.74%
SINCE INCEPTION(1)	21.78%	21.86%	25.59%	4.78%	4.80%	5.56%

(1)	For the period April 13, 2016 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Emerging Markets Fixed Income ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.75% (0.65% after fee waiver). Please see the financial highlights for the total expense for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Panama Government International Bond 4.00% 9/22/2024	3.2%
Indonesia Government International Bond 4.88% 5/5/2021	2.7
Colombia Government International Bond 4.38% 7/12/2021	2.2
Republic Of Indonesia 3.85% 10/15/2030	2.1
Philippine Government International Bond 4.00% 1/15/2021	2.1
TOTAL	12.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	73.2%
Foreign Government Obligations	24.7
Convertible Bonds	0.0 *
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DoubleLine Short Duration Total Return Tactical ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR DoubleLine Short Duration Total Return Tactical ETF (the “Fund”) seeks to maximize current income with a dollar-weighted average effective duration between one and three years. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate 1-3 Year Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.43%, and the Index was 4.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The primary drivers of underperformance were asset allocation and a lack of overlap between the assets that the Federal Reserve began purchasing and the assets held in the portfolio. In terms of asset allocation, the Index maintained an approximately 49.53% allocation to U.S. Treasuries, while the portfolio allocation was approximately 30.50%, causing significant underperformance.
The Emerging Market Corporate bonds and Investment Grade Corporate bonds were the best-performing sector despite credit spreads finishing the period wider. The primary driver of Investment Grade Corporate bond performance was the Federal Reserve introducing a newfound program to purchase corporate bonds. The target allocation of both sectors over the reporting period remained unchanged. The U.S. Treasury allocation delivered strong positive returns during a period when Treasury yields fell significantly, and in conjunction with the actions of the Federal Reserve to purchase U.S. Treasuries. The target allocation increased by 2.50% to a total weighting of 30.50%. As of June 30th, 2020, the fund’s allocation to RMBS was a 25.60% Agency and 2.10% Non-Agency split. This represents a 1.40% smaller combined allocation than when the period began. Agency MBS was a strong contributor to performance as a result of the actions of the Federal Reserve to purchase Agency MBS, as well as the flight-to-quality in late February. Non-Agency MBS also delivered positive returns, though underperformed Agency MBS, as forbearance rates increased - driving credit spreads wider. High Yield Corporate bond performance remained unchanged, resulting from the support of the Federal Reserve. Asset-Backed Securities delivered negative returns as credit spreads widened significantly, in response to the pandemic lockdowns. The worst-performing sector over the period was CMBS. The sector was severely challenged due to its concentration to retail and hospitality, and also did not receive support from the Federal Reserve.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR DoubleLine Short Duration Total Return Tactical ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate 1-3 Year Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate 1-3 Year Index
ONE YEAR	2.43%	2.22%	4.00%	2.43%	2.22%	4.00%
SINCE INCEPTION(1)	9.52%	9.56%	9.79%	2.18%	2.19%	2.24%

(1)	For the period April 13, 2016 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Short Duration Total Return Tactical ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50% (0.45% after fee waiver). Please see the financial highlights for the total expense for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Note 2.75% 9/15/2021	6.6%
Treasury Bill 0.18% 12/24/2020	5.3
Treasury Bill 0.17% 10/1/2020	4.2
Treasury Note 1.63% 4/30/2023	3.9
Treasury Bill 0.12% 8/6/2020	3.8
TOTAL	23.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	32.0%
Corporate Bonds & Notes	27.5
U.S. Government Agency Obligations	23.1
Mortgage-Backed Securities	9.2
Asset-Backed Securities	2.9
Foreign Government Obligations	2.2
Short-Term Investment	2.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR DoubleLine Total Return Tactical ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR DoubleLine Total Return Tactical ETF (the “Fund”) seeks to maximize total return. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund as measured by NAV was 4.13%, and the Index was 8.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Agency RMBS and U.S. Treasuries, which were the two largest sectors of the Fund, were the best performers over the period as investors fled risk assets in favor of higher quality assets amidst the Coronavirus pandemic. Investment Grade Corporates experienced strong returns as well and benefitted from the significant decrease in U.S. Treasury yields over the period. CMBS and ABS were the primary detractors from performance as office space, hospitality, retail, and air transport were among the hardest hit economic sectors from the Coronavirus. Higher beta corporate sectors such as Emerging Market Debt, High Yield Corporates, and Bank Loans also underperformed as investors remained concerned and about the duration and economic impact of COVID-19. In aggregate, underperformance was driven by the Fund’s shorter duration and overweight credit positioning relative to the benchmark during a period where risk asset spreads widened materially and U.S. Treasury yields fell to all-time lows.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR DoubleLine Total Return Tactical ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	4.13%	4.03%	8.74%	4.13%	4.03%	8.74%
FIVE YEARS	17.26%	17.45%	23.45%	3.24%	3.27%	4.30%
SINCE INCEPTION(1)	16.86%	17.15%	22.34%	2.96%	3.00%	3.84%

(1)	For the period February 23, 2015 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Total Return Tactical ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65% (0.55% after fee waiver). Please see the financial highlights for the total expense for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Notes 2.25% 11/15/2025	4.3%
Treasury Notes 1.63% 5/15/2026	3.8
Treasury Notes 2.13% 7/31/2024	3.5
Treasury Notes 2.13% 2/29/2024	2.7
Treasury Bill 0.17% 12/3/2020	2.2
TOTAL	16.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
U.S. Government Agency Obligations	41.7%
U.S. Treasury Obligations	26.2
Mortgage-Backed Securities	5.2
Commercial Mortgage Backed Securities	3.2
Asset-Backed Securities	2.5
Foreign Government Obligations	1.0
Banks	2.6
Electric	1.4
Oil & Gas	1.0
Software	0.9
Pharmaceuticals	0.9
Diversified Financial Services	0.8
Telecommunications	0.7
Health Care Services	0.7
Media	0.6
Food	0.6
Insurance	0.6
Pipelines	0.6
Retail	0.5
Real Estate Investment Trusts	0.5
Transportation	0.5
Chemicals	0.4
Internet	0.4
Entertainment	0.3
Auto Manufacturers	0.3
IT Services	0.3
Commercial Services	0.2
Mining	0.2
Packaging & Containers	0.2
Forest Products & Paper	0.2
Electronics	0.2
Computers	0.2
Iron/Steel	0.2
See accompanying notes to financial statements.
10

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Lodging	0.1%
Real Estate	0.1
Machinery, Construction & Mining	0.1
Environmental Control	0.1
Leisure Time	0.1
Agriculture	0.1
Oil & Gas Services	0.1
Building Materials	0.1
Beverages	0.1
Construction Materials	0.1
Semiconductors	0.1
Advertising	0.1
Toys/Games/Hobbies	0.1
Water	0.1
Machinery-Diversified	0.1
Biotechnology	0.1
Energy-Alternate Sources	0.1
Gas	0.1
Home Furnishings	0.1
Aerospace & Defense	0.0*
Auto Parts & Equipment	0.0*
Distribution & Wholesale	0.0*
Airlines	0.0*
Home Builders	0.0*
Food Service	0.0*
Health Care Products	0.0*
Miscellaneous Manufacturer	0.0*
Engineering & Construction	0.0*
Household Products & Wares	0.0*
Coal	0.0*
Electrical Components & Equipment	0.0*
Housewares	0.0*
Metal Fabricate & Hardware	0.0*
Apparel	0.0*
Household Products	0.0*
Short-Term Investment	2.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.2%
ARGENTINA — 1.1%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 800,000	$ 654,816
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	363,582
		1,018,398
BRAZIL — 2.7%
Banco BTG Pactual SA Series REGS, 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a)	500,000	504,510
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	500,000	438,995
CSN Islands XII Corp. Series REGS, 7.00%, 9/23/2020	900,000	673,173
CSN Resources SA 7.63%, 4/17/2026 (b)	200,000	175,092
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (b)	300,000	271,386
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	500,000	522,630
		2,585,786
CANADA — 0.2%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	202,234
CAYMAN ISLANDS — 1.6%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	838,766
Grupo Aval, Ltd. Series REGS, 4.38%, 2/4/2030	700,000	668,955
		1,507,721
CHILE — 12.0%
AES Gener SA:
Series REGS, 5.00%, 7/14/2025	860,000	831,508
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)(b)	900,000	901,107
Series REGS, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)	500,000	500,615
Banco del Estado de Chile Series REGS, 4.13%, 10/7/2020	1,300,000	1,306,903
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	1,300,000	1,304,433
Colbun SA Series REGS, 4.50%, 7/10/2024	1,500,000	1,591,470
Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031 (b)	500,000	544,815
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	156,500	162,925
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	400,000	330,276
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	500,000	531,900
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	1,600,000	1,709,776
SACI Falabella Series REGS, 3.75%, 4/30/2023	600,000	614,670
See accompanying notes to financial statements.
12

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	$ 400,000	$ 427,920
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	531,285
		11,289,603
CHINA — 5.0%
Baidu, Inc. 3.43%, 4/7/2030	200,000	215,266
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	203,240
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	274,086
JD.com, Inc. 3.38%, 1/14/2030	1,400,000	1,494,612
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 5/3/2021	400,000	404,620
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (b)	1,100,000	1,133,198
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (b)	1,000,000	1,005,520
		4,730,542
COLOMBIA — 5.5%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	210,642
Banco de Bogota SA:
Series REGS, 5.38%, 2/19/2023	700,000	725,403
Series REGS, 6.25%, 5/12/2026	200,000	211,220
Ecopetrol SA:
4.13%, 1/16/2025	1,000,000	1,002,160
6.88%, 4/29/2030	200,000	229,078
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (b)	300,000	300,636
Geopark, Ltd.:
5.50%, 1/17/2027 (b)	200,000	172,678
Class REGS, 5.50%, 1/17/2027	200,000	172,678
Series REGS, 6.50%, 9/21/2024	500,000	456,595
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,500,000	1,518,660
Grupo Energia Bogota SA ESP 4.88%, 5/15/2030 (b)	200,000	211,164
		5,210,914
INDIA — 4.3%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.38%, 7/24/2024	600,000	594,576
Series REGS, 3.95%, 1/19/2022	400,000	404,128
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	864,065
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	193,588
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	616,826
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	1,050,000	1,106,837
See accompanying notes to financial statements.
13

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	$ 400,000	$ 275,724
		4,055,744
INDONESIA — 1.9%
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,567,155
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	181,400	188,681
		1,755,836
ISRAEL — 0.2%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	225,124
JAMAICA — 0.0% (c)
Digicel Group 0.5, Ltd. 8.00%, 4/1/2025 (b)	40,978	11,315
KUWAIT — 1.3%
MEGlobal Canada ULC:
5.00%, 5/18/2025 (b)	700,000	756,469
5.88%, 5/18/2030 (b)	400,000	452,860
		1,209,329
MALAYSIA — 6.5%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,004,510
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	806,828
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,013,610
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	858,320
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	272,490
Petronas Capital, Ltd.:
Series REGS, 3.50%, 3/18/2025	600,000	653,388
3.50%, 4/21/2030 (b)	200,000	221,558
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	1,200,000	1,276,572
		6,107,276
MEXICO — 10.5%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	666,652
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	756,736
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.38%, 4/17/2025 (b)	1,000,000	1,094,540
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	195,580
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a)(b)	1,100,000	1,077,967
See accompanying notes to financial statements.
14

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	$ 400,000	$ 374,268
Cemex SAB de CV Series REGS, 7.75%, 4/16/2026	400,000	409,052
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,330,000	1,386,711
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	410,424
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	170,882
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	251,157
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	621,672
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	900,000	942,669
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (b)	350,000	324,888
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	900,000	671,886
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	533,248
		9,888,332
NETHERLANDS — 3.2%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	814,248
Series REGS, 5.63%, 8/10/2037	800,000	821,376
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,405,782
		3,041,406
PANAMA — 4.9%
Aeropuerto Internacional de Tocumen SA Series REGS, 5.63%, 5/18/2036	530,000	570,587
Banistmo SA Series REGS, 3.65%, 9/19/2022	1,900,000	1,899,848
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (b)	500,000	583,965
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	1,075,000	1,097,704
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)(b)	300,000	307,533
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	150,000	150,648
		4,610,285
PERU — 5.1%
Banco de Credito del Peru:
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (a)	200,000	212,084
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	247,957
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029 (a)	898,000	973,953
Hunt Oil Co. of Peru LLC Sucursal Del Peru Class REGS, 6.38%, 6/1/2028	600,000	582,306
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,500,000	1,530,975
See accompanying notes to financial statements.
15

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Peru LNG S.r.l. Class REGS, 5.38%, 3/22/2030	$ 1,000,000	$ 789,350
Southern Copper Corp. 3.50%, 11/8/2022	482,000	505,088
		4,841,713
PHILIPPINES — 0.6%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	500,000	511,196
QATAR — 1.1%
Ooredoo International Finance, Ltd. Class REGS, 3.25%, 2/21/2023	1,000,000	1,042,710
SINGAPORE — 4.3%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,303,250
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	384,520	420,407
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	401,932
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	600,000	618,150
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,110,648
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	203,816
		4,058,203
SOUTH KOREA — 0.2%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (b)	200,000	205,986
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	204,772
UNITED KINGDOM — 0.8%
Radiant Access, Ltd. 4.60%, 11/18/2020	800,000	793,624
TOTAL CORPORATE BONDS & NOTES (Cost $67,984,075)		69,108,049
FOREIGN GOVERNMENT OBLIGATIONS — 24.7%
CHILE — 0.8%
Chile Government International Bond:
2.45%, 1/31/2031	500,000	519,360
3.13%, 3/27/2025	200,000	217,152
		736,512
COLOMBIA — 3.5%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	1,013,490
See accompanying notes to financial statements.
16

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.38%, 7/12/2021	$ 2,000,000	$ 2,055,680
5.20%, 5/15/2049	200,000	234,444
		3,303,614
GUATEMALA — 0.5%
Republic Of Guatemala:
5.38%, 4/24/2032 (b)	200,000	221,172
6.13%, 6/1/2050 (b)	200,000	231,598
		452,770
INDONESIA — 5.9%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,500,000	2,575,350
PERUSAHAAN PENERBIT SBSN Series REGS, 3.40%, 3/29/2021	1,000,000	1,014,110
Republic Of Indonesia 3.85%, 10/15/2030	1,800,000	2,001,780
		5,591,240
MEXICO — 1.1%
Mexico Government International Bond:
4.00%, 10/2/2023	300,000	319,395
4.75%, 4/27/2032	500,000	551,320
5.00%, 4/27/2051	200,000	215,926
		1,086,641
PANAMA — 3.2%
Panama Government International Bond 4.00%, 9/22/2024	2,800,000	3,047,296
PERU — 1.6%
Peruvian Government International Bond:
2.39%, 1/23/2026	300,000	312,021
2.78%, 1/23/2031	1,150,000	1,226,372
		1,538,393
PHILIPPINES — 3.0%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	419,852
2.95%, 5/5/2045	400,000	415,776
4.00%, 1/15/2021	1,930,000	1,962,057
		2,797,685
QATAR — 1.5%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	900,000	964,314
See accompanying notes to financial statements.
17

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series REGS, 3.88%, 4/23/2023	$ 400,000	$ 428,980
		1,393,294
SAUDI ARABIA — 2.5%
Saudi Government International Bond:
Series REGS, 2.38%, 10/26/2021	900,000	913,410
Series REGS, 2.88%, 3/4/2023	500,000	521,405
2.90%, 10/22/2025 (b)	850,000	901,943
		2,336,758
SOUTH KOREA — 0.4%
Korea Electric Power Corp. 1.13%, 6/15/2025 (b)	400,000	401,772
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Government International Bond:
2.50%, 4/16/2025 (b)	200,000	210,230
3.13%, 4/16/2030 (b)	400,000	439,764
		649,994
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $22,428,572)		23,335,969
	Shares
CONVERTIBLE BONDS — 0.0% (c)
JAMAICA — 0.0% (c)
Digicel Group 0.5, Ltd. PIK (b)	61,264	5,207
TOTAL CONVERTIBLE BONDS (Cost $5,162)		5,207

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (d) (e) (Cost $780,408)	780,408	780,408
TOTAL INVESTMENTS — 98.7% (Cost $91,198,812)		93,229,633
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		1,264,465
NET ASSETS — 100.0%		$ 94,494,098
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
See accompanying notes to financial statements.
18

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.3% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$69,108,049	$—	$69,108,049
Foreign Government Obligations	—	23,335,969	—	23,335,969
Convertible Bonds	—	5,207	—	5,207
Short-Term Investment	780,408	—	—	780,408
TOTAL INVESTMENTS	$780,408	$92,449,225	$—	$93,229,633
Industry Breakdown as of June 30, 2020

% of Net Assets
Foreign Government Obligations	24.7%
Banks	21.7
Electric	14.9
Oil & Gas	7.8
Chemicals	3.6
Diversified Financial Services	3.0
Telecommunications	3.0
Internet	2.9
Pipelines	2.7
Mining	1.4
Gas	1.4
Sovereign	1.2
Commercial Services	1.0
Food	1.0
Iron/Steel	0.9
Holding Companies-Diversified	0.9
Lodging	0.9
Real Estate	0.8
See accompanying notes to financial statements.
19

SPDR Doubleline Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2020

% of Net Assets
Energy-Alternate Sources	0.8%
Beverages	0.7
Transportation	0.7
Retail	0.6
Engineering & Construction	0.6
Construction Materials	0.4
Media	0.3
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,220	$85,220	$62,920,997	$62,225,809	$—	$—	780,408	$780,408	$47,366
See accompanying notes to financial statements.
20

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.5%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 485,000	$ 511,331
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	31,784
Northrop Grumman Corp. 2.08%, 10/15/2020	452,000	453,898
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	34,904
6.25%, 3/15/2026 (a)	65,000	64,809
6.38%, 6/15/2026	25,000	22,809
8.00%, 12/15/2025 (a)	10,000	10,504
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	19,041
		637,749
AGRICULTURE — 0.3%
BAT Capital Corp. 2.76%, 8/15/2022	265,000	274,455
Reynolds American, Inc. 4.00%, 6/12/2022	195,000	205,856
		480,311
AIRLINES — 0.2%
Delta Air Lines, Inc. 3.40%, 4/19/2021	210,000	204,792
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a) (b)	70,000	70,369
		275,161
APPAREL — 0.1%
William Carter Co. 5.50%, 5/15/2025 (a)	105,000	108,179
AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	563,853
Ford Motor Co. 9.00%, 4/22/2025	40,000	43,242
See accompanying notes to financial statements.
21

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Hyundai Capital America 2.85%, 11/1/2022 (a)	$ 485,000	$ 494,201
		1,101,296
AUTO PARTS & EQUIPMENT — 0.0% (c)
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	50,000	51,551
BANKS — 4.6%
Banco de Credito del Peru Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (d)	200,000	212,084
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	145,140
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (d)	200,000	191,000
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	150,000	150,511
Bangkok Bank PCL Class REGS, 4.80%, 10/18/2020	200,000	201,896
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 1.12%, 3/5/2024 (d)	510,000	508,327
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (d)	200,000	195,580
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	201,475
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 1.37%, 6/1/2024 (d)	745,000	742,944
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	485,000	504,706
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	385,000	394,794
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (d)	200,000	204,036
Morgan Stanley 3 Month USD LIBOR + 0.93%, 2.03%, 7/22/2022 (d)	730,000	732,759
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	217,428
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	480,000	488,078
Toronto-Dominion Bank Series MTN, SOFR + 0.48%, 0.54%, 1/27/2023 (d)	445,000	441,409
Truist Financial Corp. Series MTN, 2.20%, 3/16/2023	245,000	254,330
See accompanying notes to financial statements.
22

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (d)	$ 200,000	$ 202,734
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	490,000	497,556
		6,486,787
BEVERAGES — 0.3%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	75,000	75,521
PepsiCo, Inc. 0.75%, 5/1/2023	360,000	362,671
		438,192
BUILDING MATERIALS — 0.5%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	40,000	37,688
6.75%, 6/1/2027 (a)	65,000	66,539
Carrier Global Corp. 1.92%, 2/15/2023 (a)	505,000	514,913
Griffon Corp. 5.75%, 3/1/2028	35,000	34,592
		653,732
CHEMICALS — 0.7%
CNAC HK Finbridge Co., Ltd. 3.50%, 7/19/2022	200,000	205,078
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	141,596
LG Chem, Ltd. Class REGS, 3.25%, 10/15/2024	200,000	212,870
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	200,000	216,134
Nutrien, Ltd. 1.90%, 5/13/2023	85,000	87,478
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	200,234
		1,063,390
COAL — 0.0% (c)
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	30,000	19,507
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	42,623
		62,130
See accompanying notes to financial statements.
23

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$ 40,000	$ 41,977
9.75%, 7/15/2027 (a)	45,000	47,409
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	488,222
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	68,888
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	50,463
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	206,588
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	25,000	25,589
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	46,495
PayPal Holdings, Inc.:
1.35%, 6/1/2023	100,000	101,906
2.20%, 9/26/2022	375,000	388,072
United Rentals North America, Inc. 6.50%, 12/15/2026	35,000	36,757
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	53,870
		1,556,236
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	75,000	76,069
DISTRIBUTION & WHOLESALE — 0.0% (c)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	43,426
DIVERSIFIED FINANCIAL SERVICES — 1.1%
American Express Co. 3.70%, 11/5/2021	475,000	493,853
B3 SA - Brasil Bolsa Balcao Class REGS, 5.50%, 7/16/2020	100,000	99,923
Capital One Financial Corp.:
2.40%, 10/30/2020	167,000	167,683
3.20%, 1/30/2023	335,000	353,589
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	50,000	35,303
See accompanying notes to financial statements.
24

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	$ 35,000	$ 33,773
6.25%, 5/15/2026	55,000	55,002
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	50,000	51,272
Navient Corp. 5.00%, 3/15/2027	25,000	21,290
NFP Corp. 6.88%, 7/15/2025 (a)	75,000	73,965
Springleaf Finance Corp. 6.63%, 1/15/2028	40,000	39,814
Unifin Financiera SAB de CV Class REGS, 7.00%, 1/15/2025	200,000	150,040
		1,575,507
ELECTRIC — 2.1%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	201,430
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (d)	200,000	207,092
Calpine Corp. 5.13%, 3/15/2028 (a)	40,000	39,155
Consolidated Edison, Inc. 2.00%, 5/15/2021	435,000	441,125
DTE Energy Co.:
2.25%, 11/1/2022	260,000	268,559
Series C, 2.53%, 10/1/2024	255,000	268,434
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	156,500	162,924
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	200,000	165,138
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	228,858
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	200,000	205,986
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	208,954
PG&E Corp. 5.00%, 7/1/2028	25,000	25,035
PSEG Power LLC 3.85%, 6/1/2023	470,000	506,937
		2,929,627
See accompanying notes to financial statements.
25

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a) (b)	$ 60,000	$ 58,990
ENTERTAINMENT — 0.3%
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a) (b)	55,000	54,953
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	63,337
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	65,000	56,093
6.50%, 5/15/2027 (a)	50,000	51,508
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	40,000	32,095
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	105,000	108,996
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	45,000	42,755
		409,737
ENVIRONMENTAL CONTROL — 0.8%
GFL Environmental, Inc.:
4.25%, 6/1/2025 (a)	45,000	45,348
5.13%, 12/15/2026 (a)	55,000	56,778
8.50%, 5/1/2027 (a)	15,000	16,314
Republic Services, Inc. 2.50%, 8/15/2024	485,000	515,841
Tervita Corp. 7.63%, 12/1/2021 (a)	50,000	40,122
Waste Management, Inc. 2.95%, 6/15/2024	450,000	459,882
		1,134,285
FOOD — 0.6%
B&G Foods, Inc.:
5.25%, 4/1/2025	30,000	30,175
5.25%, 9/15/2027	20,000	20,018
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	200,000	209,482
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,055
5.88%, 7/15/2024 (a)	10,000	10,135
6.75%, 2/15/2028 (a)	50,000	52,807
See accompanying notes to financial statements.
26

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Kraft Heinz Foods Co.:
3.95%, 7/15/2025	$ 19,000	$ 20,297
5.00%, 7/15/2035	20,000	21,999
5.20%, 7/15/2045	60,000	65,013
Mondelez International, Inc.:
0.63%, 7/1/2022	195,000	194,973
3.63%, 5/7/2023	75,000	80,822
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	45,000	45,027
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	50,000	49,024
US Foods, Inc. 6.25%, 4/15/2025 (a)	10,000	10,174
		815,001
FOOD SERVICE — 0.1%
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	90,000	92,929
FOREST PRODUCTS & PAPER — 0.1%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	207,708
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	73,150
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	69,834
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	35,000	35,538
		105,372
HEALTH CARE SERVICES — 0.7%
Anthem, Inc.:
2.50%, 11/21/2020	325,000	327,515
3.30%, 1/15/2023	170,000	181,004
HCA, Inc. 5.38%, 9/1/2026	70,000	76,049
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	40,000	37,692
6.75%, 4/15/2025 (a)	30,000	30,806
See accompanying notes to financial statements.
27

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	$ 15,000	$ 15,007
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	45,000	42,397
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	121,307
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	60,000	59,356
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	40,000	38,795
		929,928
HOME BUILDERS — 0.0% (c)
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	55,000	53,028
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	76,545
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	45,000	42,937
INSURANCE — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	30,000	29,786
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	41,143
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 1.51%, 12/29/2021 (d)	330,000	330,162
Prudential Financial, Inc.:
Series MTN, 3.50%, 5/15/2024	340,000	375,724
Series MTN, 4.50%, 11/16/2021	30,000	31,640
		808,455
INTERNET — 1.0%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	200,000	208,930
Baidu, Inc. 3.08%, 4/7/2025	200,000	210,020
eBay, Inc. 2.75%, 1/30/2023	475,000	497,206
See accompanying notes to financial statements.
28

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
JD.com, Inc. 3.13%, 4/29/2021	$ 200,000	$ 202,266
Tencent Holdings, Ltd. 1.81%, 1/26/2026 (a)	200,000	201,800
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	35,068
		1,355,290
INVESTMENT COMPANY SECURITY — 0.1%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	206,026
IRON/STEEL — 0.1%
POSCO Class REGS, 2.38%, 11/12/2022	200,000	204,010
LEISURE TIME — 0.1%
Carnival Corp. 11.50%, 4/1/2023 (a)	20,000	21,699
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	95,000	56,675
13.00%, 5/15/2025 (a)	20,000	21,003
		99,377
LODGING — 0.1%
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	55,000	47,303
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	10,000	9,958
5.75%, 5/1/2028 (a)	10,000	10,134
MGM Resorts International 6.75%, 5/1/2025	90,000	89,214
		156,609
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	25,000	25,023
MEDIA — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	45,000	46,071
5.75%, 2/15/2026 (a)	95,000	98,485
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	30,000	20,615
See accompanying notes to financial statements.
29

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	$ 40,000	$ 28,912
DISH DBS Corp. 5.88%, 11/15/2024	40,000	39,802
Gray Television, Inc. 7.00%, 5/15/2027 (a)	50,000	51,582
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	9,156
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	24,821
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	33,164
VTR Finance N.V. Series REGS, 6.88%, 1/15/2024	200,000	204,584
		557,192
MINING — 0.2%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	80,309
Corp. Nacional del Cobre de Chile Class REGS, 3.88%, 11/3/2021	200,000	204,838
Novelis Corp. 4.75%, 1/30/2030 (a)	20,000	19,106
		304,253
MISCELLANEOUS MANUFACTURER — 0.0% (c)
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	35,000	34,556
OIL & GAS — 1.9%
Apache Corp. 4.38%, 10/15/2028	30,000	26,558
CNOOC Finance, Ltd. 3.00%, 5/9/2023	200,000	208,894
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	200,000	211,318
EQT Corp. 6.13%, 2/1/2025	35,000	34,873
Exxon Mobil Corp. 1.57%, 4/15/2023	345,000	354,022
Geopark, Ltd. Series REGS, 6.50%, 9/21/2024	200,000	182,638
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	22,458
See accompanying notes to financial statements.
30

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	$ 40,000	$ 31,781
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	18,575
MEG Energy Corp.:
7.00%, 3/31/2024 (a)	12,000	10,282
7.13%, 2/1/2027 (a)	70,000	58,155
Oasis Petroleum, Inc. 6.88%, 3/15/2022	20,000	3,635
Occidental Petroleum Corp.:
3.50%, 8/15/2029	40,000	29,275
8.00%, 7/15/2025 (b)	25,000	25,125
Series 1, 4.10%, 2/1/2021	50,000	50,113
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	257,143
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	40,000	41,390
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	55,000	54,187
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	25,293
Reliance Industries, Ltd. Class REGS, 4.13%, 1/28/2025	250,000	271,605
Saudi Arabian Oil Co. Class REGS, 2.75%, 4/16/2022	200,000	204,358
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	201,504
Sinopec Group Overseas Development 2018, Ltd. 2.15%, 5/13/2025 (a)	200,000	205,408
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	70,000	70,062
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	66,214
Transocean, Inc. 8.00%, 2/1/2027 (a)	35,000	19,332
WPX Energy, Inc.:
4.50%, 1/15/2030	30,000	26,397
5.88%, 6/15/2028	35,000	33,742
		2,744,337
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	370,000	398,952
See accompanying notes to financial statements.
31

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	$ 80,000	$ 76,282
		475,234
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	66,894
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	50,000	48,077
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	65,000	64,564
		179,535
PHARMACEUTICALS — 2.0%
AbbVie, Inc. 2.30%, 11/21/2022 (a)	215,000	222,418
AstraZeneca PLC:
2.38%, 11/16/2020	400,000	402,840
2.38%, 6/12/2022	55,000	56,896
3.50%, 8/17/2023	30,000	32,464
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	95,000	95,529
Bristol-Myers Squibb Co. 2.60%, 5/16/2022 (a)	480,000	498,504
Cardinal Health, Inc. 2.62%, 6/15/2022	475,000	490,798
Cigna Corp. 3.40%, 9/17/2021	450,000	464,881
CVS Health Corp. 3.70%, 3/9/2023	470,000	504,484
Upjohn, Inc. 1.13%, 6/22/2022 (a)	145,000	145,956
		2,914,770
PIPELINES — 0.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	17,871
Cheniere Energy Partners L.P. 5.63%, 10/1/2026	90,000	89,324
EQM Midstream Partners L.P. 6.50%, 7/1/2027 (a)	60,000	61,659
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (a)	55,000	52,901
See accompanying notes to financial statements.
32

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030 (a)	$ 55,000	$ 52,945
Western Midstream Operating L.P. 3.10%, 2/1/2025	40,000	38,046
		312,746
REAL ESTATE — 0.0% (c)
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	20,000	20,080
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Crown Castle International Corp. 1.35%, 7/15/2025	150,000	151,209
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	55,000	52,949
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027	50,000	51,725
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	35,000	36,408
Simon Property Group L.P. 2.00%, 9/13/2024	370,000	378,169
VICI Properties L.P./VICI Note Co., Inc.:
3.75%, 2/15/2027 (a)	5,000	4,693
4.13%, 8/15/2030 (a)	35,000	33,369
Welltower, Inc. 3.63%, 3/15/2024	485,000	517,883
		1,226,405
RETAIL — 0.7%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	30,000	29,828
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	5,000	4,851
4.75%, 3/1/2030 (a)	5,000	4,876
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	62,611
Carvana Co. 8.88%, 10/1/2023 (a)	20,000	20,097
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	42,960
IRB Holding Corp. 6.75%, 2/15/2026 (a)	50,000	47,782
See accompanying notes to financial statements.
33

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 2.63%, 1/15/2022	$ 370,000	$ 382,317
Nordstrom, Inc. 8.75%, 5/15/2025 (a)	10,000	10,753
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	17,000	17,060
7.13%, 3/15/2023 (a)	50,000	49,291
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	39,381
Target Corp. 2.90%, 1/15/2022	230,000	239,207
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	20,000	21,569
		972,583
SEMICONDUCTORS — 0.8%
Analog Devices, Inc. 2.95%, 1/12/2021	510,000	515,855
Microchip Technology, Inc. 3.92%, 6/1/2021	480,000	489,278
Micron Technology, Inc. 2.50%, 4/24/2023	150,000	155,894
		1,161,027
SOFTWARE — 0.2%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	46,688
Open Text Corp. 3.88%, 2/15/2028 (a)	70,000	67,363
Oracle Corp. 2.50%, 4/1/2025	160,000	171,528
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	45,000	47,520
		333,099
TELECOMMUNICATIONS — 1.1%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	200,902
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	38,838
5.13%, 12/15/2026 (a)	45,000	44,937
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	35,000	35,751
See accompanying notes to financial statements.
34

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Frontier Communications Corp. 8.00%, 4/1/2027 (a) (e)	$ 70,000	$ 71,117
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	45,000	38,225
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	15,760
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a) (e)	40,000	24,076
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	85,000	85,202
4.63%, 9/15/2027 (a)	55,000	55,322
SingTel Group Treasury Pte, Ltd.:
Class EMTN, 2.38%, 10/3/2026	200,000	211,888
Class EMTN, 3.25%, 6/30/2025	200,000	219,220
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	15,000	14,719
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.49%, 5/15/2025 (d)	475,000	480,700
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	45,000	42,794
6.13%, 3/1/2028 (a)	15,000	14,581
		1,594,032
TRANSPORTATION — 0.5%
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	10,000	8,898
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	212,858
Union Pacific Corp. 3.20%, 6/8/2021	515,000	528,549
		750,305
TRUCKING & LEASING — 0.5%
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	260,000	244,972
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	485,000	498,279
		743,251
TOTAL CORPORATE BONDS & NOTES (Cost $38,871,840)		39,228,479
See accompanying notes to financial statements.
35

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.9%
AUTOMOBILE — 0.0% (c)
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	$ 54,781	$ 54,832
OTHER ABS — 2.8%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (d)	454,391	459,252
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.33%, 6/15/2028 (a) (d)	71,000	69,815
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.29%, 8/15/2036 (a) (d)	100,000	97,133
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.33%, 5/15/2029 (a) (d)	401,000	392,782
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	30,667	30,689
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.40%, 12/16/2036 (a) (d)	161,000	153,111
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.31%, 5/15/2028 (a) (d)	100,000	98,850
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.68%, 5/15/2036 (a) (d)	100,000	91,484
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.33%, 6/15/2028 (a) (d)	100,000	98,125
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	228,916	230,584
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	9,820	9,825
Marlette Funding Trust 2019-4 Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	336,724	338,381
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 1.78%, 2/15/2036 (a) (d)	120,000	114,087
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	115,241	115,582
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	494,167	419,786
See accompanying notes to financial statements.
36

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	$ 37,880	$ 37,979
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 1.58%, 7/15/2038 (a) (d)	100,000	97,125
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	453,333	461,527
TRTX 2019-FL3 Issuer, Ltd. Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.15%, 1.34%, 10/15/2034 (a) (d)	200,000	195,250
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	436,971	436,591
		3,947,958
STUDENT LOAN ABS — 0.1%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	157,002	157,355
TOTAL ASSET-BACKED SECURITIES (Cost $4,251,937)		4,160,145
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
BRAZIL — 0.3%
Banco Bradesco (Cayman) Class REGS, 5.90%, 1/16/2021	200,000	203,404
Banco do Brasil SA Series REGS, 10 Year CMT + 7.78%, 8.50%, 10/20/2020 (d)	200,000	201,820
		405,224
CHILE — 0.1%
Chile Government International Bond 3.88%, 8/5/2020	200,000	200,382
COLOMBIA — 0.2%
Colombia Government International Bond 2.63%, 3/15/2023	300,000	304,047
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	133,333	137,696
INDONESIA — 0.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	206,028
See accompanying notes to financial statements.
37

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd Class REGS, 4.65%, 7/6/2021	$ 250,000	$ 259,000
MEXICO — 0.3%
Mexico Government International Bond 3.90%, 4/27/2025	200,000	214,048
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	200,000	200,006
		414,054
PERU — 0.1%
Peruvian Government International Bond 2.39%, 1/23/2026	100,000	104,007
QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	200,000	202,498
SAUDI ARABIA — 0.3%
Saudi Government International Bond Series REGS, 2.88%, 3/4/2023	350,000	364,983
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 1.21%, 5/23/2024 (d)	250,000	245,043
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Government International Bond 2.50%, 4/16/2025 (a)	200,000	210,230
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,016,317)		3,053,192
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Federal Home Loan Mortgage Corp.:
3.00%, 10/1/2034	803,128	843,814
3.50%, 9/1/2032	567,097	595,997
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 0.73%, 7/15/2042 (d)	1,585,763	1,601,113
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 0.53%, 11/15/2042 (d)	592,053	589,876
Series 4211, Class AP, 1.60%, 3/15/2043	1,559,022	1,589,499
See accompanying notes to financial statements.
38

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 0.69%, 1/15/2041 (d)	$ 2,096,985	$ 2,107,233
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	1,195,251	1,220,804
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,205,081	1,218,432
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	396,374	399,954
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 0.53%, 11/15/2042 (d)	379,029	377,822
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	190,206	190,946
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	514,818	544,620
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	524,621	555,467
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.48%, 2/15/2048 (d)	690,751	689,507
Series K722, Class X1, IO, 1.44%, 3/25/2023 (d)	469,728	11,729
Federal National Mortgage Association:
2.00%, 3/1/2035	1,461,887	1,514,129
2.00%, 7/1/2035	1,500,000	1,553,605
2.50%, 1/1/2032	1,814,758	1,913,560
3.00%, 11/1/2033	1,391,468	1,481,445
3.00%, 11/1/2036	413,252	438,392
1 Year CMT + 1.67%, 2.70%, 5/1/2044 (d)	210,362	217,696
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 0.65%, 12/25/2040 (d)	266,840	267,520
Series 2014-73, Class AF, 1 Month USD LIBOR + 0.45%, 0.63%, 11/25/2044 (d)	1,611,251	1,610,790
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 0.68%, 11/25/2045 (d)	792,722	795,201
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 0.73%, 6/25/2042 (d)	1,412,214	1,424,766
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 0.48%, 10/25/2048 (d)	615,077	612,270
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.43%, 6/25/2037 (d)	474,489	471,492
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,345,201	1,371,104
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	306,619	311,074
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.63%, 3/25/2046 (d)	517,152	517,038
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	601,562	628,059
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	495,377	514,977
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.48%, 12/25/2047 (d)	585,983	583,508
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.48%, 5/25/2048 (d)	706,515	705,387
See accompanying notes to financial statements.
39

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.48%, 6/25/2048 (d)	$ 582,544	$ 580,805
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.43%, 11/25/2033 (d)	636,865	634,578
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.48%, 6/25/2048 (d)	577,248	574,614
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.44%, 9/20/2035 (d)	605,984	604,126
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.47%, 11/20/2043 (d)	494,746	493,349
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.44%, 5/20/2044 (d)	570,411	567,817
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,484,981)		32,924,115
U.S. TREASURY OBLIGATIONS — 32.0%
Treasury Bill:
0.15%, 9/10/2020	3,000,000	2,999,201
0.12%, 8/6/2020	5,400,000	5,399,352
0.16%, 11/27/2020	4,000,000	3,997,268
0.17%, 10/1/2020 (b)	6,000,000	5,997,624
0.18%, 12/24/2020	7,600,000	7,593,869
Treasury Note:
1.63%, 4/30/2023	5,340,000	5,558,189
2.25%, 12/31/2023	4,420,000	4,735,271
2.75%, 9/15/2021	9,100,000	9,382,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,929,245)		45,663,016
MORTGAGE-BACKED SECURITIES — 9.2%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	326,951	261,204
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.23%, 12/15/2036 (a) (d)	36,000	28,828
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 1.13%, 6/15/2035 (a) (d)	100,000	93,713
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 3/15/2036 (a) (d)	71,207	68,623
BANK:
Series 2017-BNK6, Class XA, IO, 0.97%, 7/15/2060 (d)	1,106,423	43,812
Series 2020-BN26, Class XA, IO, VRN, 1.36%, 3/15/2063 (d)	1,324,441	122,773
See accompanying notes to financial statements.
40

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.21%, 8/15/2036 (a) (d)	$ 124,000	$ 115,710
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 1.38%, 8/15/2036 (a) (d)	17,000	15,582
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 1.88%, 8/15/2036 (a) (d)	19,000	16,948
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.68%, 8/15/2036 (a) (d)	38,000	33,511
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 3.68%, 8/15/2036 (a) (d)	38,000	28,263
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 0.91%, 3/15/2037 (a) (d)	101,000	96,126
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 10/15/2037 (a) (d)	12,519	11,688
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (d)	2,254,870	68,960
BFLD 2019-DPLO Series 2019-DPLO, Class E, 1 Month USD LIBOR + 2.24%, 2.42%, 10/15/2034 (a) (d)	117,000	102,372
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.43%, 7/15/2035 (a) (d)	75,000	70,956
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 1.16%, 8/15/2036 (a) (d)	100,000	95,084
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 1.71%, 8/15/2036 (a) (d)	100,000	91,189
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 1.00%, 6/15/2035 (a) (d)	115,000	108,392
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 2.14%, 3/15/2037 (a) (d)	257,000	242,086
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.27%, 9/15/2037 (a) (d)	13,611	12,117
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 0.98%, 5/15/2030 (a) (d)	115,000	108,611
BX Trust 2019-MMP Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 1.48%, 8/15/2036 (a) (d)	116,000	111,208
BXMT, Ltd.:
Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 2.14%, 6/15/2035 (a) (d)	150,000	146,475
Series 2020-FL2, Class C, 1 Month USD LIBOR + 1.65%, 1.84%, 2/16/2037 (a) (d)	119,000	110,670
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.25%, 12/15/2037 (a) (d)	79,000	78,074
See accompanying notes to financial statements.
41

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (d)	$ 163,000	$ 163,850
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (d)	163,000	155,233
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (d)	100,000	100,399
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 0.97%, 7/15/2032 (a) (d)	91,354	90,367
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 3.18%, 11/15/2036 (a) (d)	59,000	53,679
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 3.93%, 11/15/2036 (a) (d)	116,000	103,265
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.98%, 12/15/2036 (a) (d)	95,000	81,462
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	262,772
Series 2016-GC37, Class XA, IO, 1.91%, 4/10/2049 (d)	490,992	38,764
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 1.57%, 10/15/2031 (a) (d)	100,000	81,250
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 9/15/2033 (a) (d)	70,000	66,759
Series 2015-CR25, Class XA, IO, 0.99%, 8/10/2048 (d)	1,210,023	44,193
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.08%, 7/15/2032 (a) (d)	29,000	24,409
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.16%, 5/15/2036 (a) (d)	102,000	101,051
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.38%, 6/15/2050 (d)	339,189	16,818
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (d)	990,722	39,077
Series 2017-CX9, Class XA, IO, 1.02%, 9/15/2050 (d)	1,831,305	55,168
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.99%, 5/15/2035 (a) (d)	139,221	136,179
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.19%, 4/15/2036 (a) (d)	93,326	90,293
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 0.53%, 7/15/2047 (d)	936,962	936,442
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 0.48%, 4/15/2048 (d)	439,788	437,848
See accompanying notes to financial statements.
42

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 0.63%, 6/25/2042 (d)	$ 864,621	$ 864,471
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 0.58%, 12/25/2057 (d)	821,432	820,344
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 0.48%, 8/25/2048 (d)	595,418	592,701
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 1.09%, 11/21/2035 (a) (d)	26,240	26,012
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.92%, 12/15/2036 (a) (d)	125,000	111,376
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	130,902
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 1.75%, 7/15/2032 (a) (d)	50,000	48,587
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 2.15%, 7/15/2032 (a) (d)	107,000	103,530
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.08%, 7/15/2031 (a) (d)	100,000	97,048
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 1.78%, 7/15/2031 (a) (d)	100,000	92,439
Series 2017-GS7, Class XA, IO, 1.27%, 8/10/2050 (d)	390,387	23,553
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 6/15/2032 (a) (d)	82,830	77,853
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 2.77%, 7/5/2033 (a) (d)	100,000	89,058
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.14%, 7/15/2036 (a) (d)	107,000	103,670
Series 2016-JP4, Class XA, IO, 0.82%, 12/15/2049 (d)	1,560,502	46,388
Series 2019-COR5, Class XA, IO, VRN, 1.66%, 6/13/2052 (d)	1,127,544	113,429
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 1.23%, 4/15/2034 (a) (d)	100,000	95,112
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 1.31%, 12/25/2034 (a) (d)	121,000	118,883
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.05%, 2.24%, 7/15/2035 (a) (d)	175,000	175,328
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.13%, 4/15/2047 (d)	807,207	23,541
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,198,219	27,748
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 6.05%, 10/15/2042 (d)	61,945	60,565
See accompanying notes to financial statements.
43

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 1.08%, 7/15/2035 (a) (d)	$ 74,000	$ 70,672
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.48%, 5/15/2036 (a) (d)	163,000	151,510
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.93%, 5/15/2036 (a) (d)	127,000	114,346
Series 2016-UB12, Class XA, IO, 0.90%, 12/15/2049 (d)	1,569,735	53,349
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 2.33%, 8/15/2034 (a) (d)	59,381	55,550
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.08%, 10/15/2037 (a) (d)	79,000	77,705
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 1.15%, 1.34%, 7/15/2033 (a) (d)	100,000	98,411
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 1.64%, 7/15/2033 (a) (d)	100,000	97,413
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.13%, 6/15/2035 (a) (d)	93,384	88,618
PFP 2019-6, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.25%, 4/14/2037 (a) (d)	121,000	116,992
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.17%, 4/14/2036 (a) (d)	99,991	96,491
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 3/25/2034 (a) (d)	100,000	95,297
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 1.94%, 6/15/2033 (a) (d)	15,000	14,784
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.24%, 6/15/2033 (a) (d)	15,000	14,788
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 2.48%, 5/15/2036 (a) (d)	99,109	89,403
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (f)	1,000,000	978,020
UBS Commercial Mortgage Trust:
Series 2018-NYCH, Class D, 1 Month USD LIBOR + 2.10%, 2.28%, 2/15/2032 (a) (d)	261,000	237,523
Series 2017-C1, Class XA, IO, 1.72%, 6/15/2050 (d)	792,571	64,737
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (d)	667,028	681,511
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.59%, 10/25/2035 (d)	617,414	541,063
See accompanying notes to financial statements.
44

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.53%, 6/15/2052 (d)	$ 1,029,886	$ 94,147
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.88%, 12/15/2046 (d)	1,116,760	21,344
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,865,780)		13,058,465
	Shares
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (g) (h) (Cost $3,357,926)	3,357,926	3,357,926
TOTAL INVESTMENTS — 99.2% (Cost $140,778,026)		141,445,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,073,401
NET ASSETS — 100.0%		$ 142,518,739
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.7% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REMIC	Real Estate Mortgage Investment Conduit
See accompanying notes to financial statements.
45

SPDR Doubleline Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2020

SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 39,228,479	$—	$ 39,228,479
Asset-Backed Securities	—	4,160,145	—	4,160,145
Foreign Government Obligations	—	3,053,192	—	3,053,192
U.S. Government Agency Obligations	—	32,924,115	—	32,924,115
U.S. Treasury Obligations	—	45,663,016	—	45,663,016
Mortgage-Backed Securities	—	13,058,465	—	13,058,465
Short-Term Investment	3,357,926	—	—	3,357,926
TOTAL INVESTMENTS	$3,357,926	$138,087,412	$—	$141,445,338
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,248,841	$6,248,841	$76,983,553	$79,874,468	$—	$—	3,357,926	$3,357,926	$59,685
See accompanying notes to financial statements.
46

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.9%
ARGENTINA — 0.1%
Other Securities		$ 3,407,857
AUSTRALIA — 0.1%
Other Securities		4,772,020
BELGIUM — 0.1%
Other Security		2,131,328
BRAZIL — 0.3%
Other Securities		10,225,549
CANADA — 0.5%
Other Securities		15,608,090
CAYMAN ISLANDS — 0.2%
Other Securities		5,072,377
CHILE — 0.5%
Other Securities		16,714,032
CHINA — 0.3%
Other Securities		8,573,333
COLOMBIA — 0.3%
Other Securities		8,307,642
DOMINICAN REPUBLIC — 0.2%
Other Securities		7,246,330
FRANCE — 0.1%
Other Securities		2,487,746
INDIA — 0.3%
Other Securities		10,647,465
INDONESIA — 0.0% (a)
Other Securities		1,542,474
IRELAND — 0.1%
Other Securities		1,782,788
ISRAEL — 0.1%
Other Securities		2,608,005
JAMAICA — 0.0% (a)
Other Security		226,027
JAPAN — 0.1%
Other Securities		4,448,944
See accompanying notes to financial statements.
47

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
KUWAIT — 0.1%
Other Securities		$ 2,305,443
LUXEMBOURG — 0.1%
Other Securities		2,430,308
MALAYSIA — 0.1%
Other Securities		4,592,827
MAURITIUS — 0.0% (a)
Other Security		1,298,687
MEXICO — 0.8%
Other Securities		26,347,652
NETHERLANDS — 0.3%
Other Securities		9,091,157
NORWAY — 0.0% (a)
Other Security		362,502
PANAMA — 0.1%
Other Securities		3,997,131
PERU — 0.2%
Other Securities		5,129,488
PHILIPPINES — 0.2%
Other Security		6,338,826
QATAR — 0.1%
Other Securities		1,989,565
SINGAPORE — 0.4%
Other Securities		12,178,560
SOUTH KOREA — 0.0% (a)
Other Security		308,979
SWITZERLAND — 0.0% (a)
Other Security		189,728
THAILAND — 0.0% (a)
Other Security		204,772
UNITED KINGDOM — 0.3%
Other Securities		10,096,006
UNITED STATES — 8.9%
Other Securities		283,615,897
Total Corporate Bonds & Notes (Cost $475,403,973)		476,279,535
See accompanying notes to financial statements.
48

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.5%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, Class A2, 1 Month USD LIBOR + 0.17%, 0.35%, 1/25/2037 (b)	$ 25,913,056	$ 21,070,086
Other Securities		57,749,283
Total Asset-Backed Securities (Cost $79,916,741)		78,819,369
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
CHILE — 0.0% (a)
Other Security		1,454,208
COLOMBIA — 0.1%
Other Security		2,432,376
DOMINICAN REPUBLIC — 0.1%
Other Securities		2,459,264
GUATEMALA — 0.0% (a)
Other Securities		673,942
INDONESIA — 0.1%
Other Security		3,336,300
MEXICO — 0.1%
Other Securities		1,590,205
PANAMA — 0.1%
Other Security		4,353,280
PERU — 0.1%
Other Securities		3,130,106
PHILIPPINES — 0.1%
Other Securities		1,463,368
QATAR — 0.1%
Other Securities		2,786,588
SAUDI ARABIA — 0.2%
Other Securities		4,881,118
SOUTH KOREA — 0.0% (a)
Other Security		703,101
THAILAND — 0.0% (a)
Other Security		412,041
See accompanying notes to financial statements.
49

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 0.0% (a)
Other Securities		$ 1,295,162
Total Foreign Government Obligations (Cost $29,937,752)		30,971,059
SENIOR FLOATING RATE LOANS — 3.0%
ADVERTISING SERVICES — 0.0% (a)
Other Security		443,012
AEROSPACE & DEFENSE — 0.0% (a)
Other Security		1,022,523
AIRLINES — 0.0% (a)
Other Securities		613,257
AUTO COMPONENTS — 0.0% (a)
Other Securities		741,521
BROADCAST SERV/PROGRAM — 0.1%
Other Security		1,160,923
BUILDING PRODUCTS — 0.0% (a)
Other Security		172,016
CASINO SERVICES — 0.0% (a)
Other Security		387,925
CHEMICALS — 0.1%
Other Securities		2,677,398
COMMERCIAL SERVICES — 0.0% (a)
Other Securities		1,080,661
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Other Securities		6,394,834
COMMUNICATIONS EQUIPMENT — 0.0% (a)
Other Security		488,706
COMPUTER SERVICES — 0.1%
Other Security		1,175,814
CONSTRUCTION & ENGINEERING — 0.0% (a)
Other Securities		1,003,598
CONSTRUCTION MATERIALS — 0.0% (a)
Other Security		221,043
CONSUMER FINANCE — 0.0% (a)
Other Security		137,841
See accompanying notes to financial statements.
50

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.1%
Other Securities		$ 1,126,554
CONTAINERS-PAPER/PLASTIC — 0.0% (a)
Other Security		522,323
DIVERSIFIED CONSUMER SERVICES — 0.1%
Other Securities		1,598,005
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		2,732,775
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Other Securities		3,300,210
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Other Security		307,255
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Other Security		4,555
ENTERTAINMENT — 0.0% (a)
Other Security		325,492
FINANCE-OTHER SERVICES — 0.0% (a)
Other Securities		683,276
FOOD & BEVERAGE — 0.0% (a)
Other Securities		777,817
FOOD & STAPLES RETAILING — 0.0% (a)
Other Security		195,568
FOOD PRODUCTS — 0.1%
Other Security		1,345,655
FOOD-MISC/DIVERSIFIED — 0.0% (a)
Other Securities		971,330
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Other Securities		5,414,684
HOTELS, RESTAURANTS & LEISURE — 0.2%
Other Securities		6,071,541
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (a)
Other Securities		1,027,010
INSURANCE — 0.1%
Other Securities		2,769,284
See accompanying notes to financial statements.
51

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 0.0% (a)
Other Securities		$ 645,984
INTERNET & CATALOG RETAIL — 0.0% (a)
Other Securities		961,963
IT SERVICES — 0.1%
Other Securities		3,450,059
LIFE SCIENCES TOOLS & SERVICES — 0.0% (a)
Other Security		677,352
MACHINERY — 0.1%
Other Securities		1,823,986
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Other Security		63,361
MEDIA — 0.2%
Other Securities		5,029,570
METAL-DIVERSIFIED — 0.0% (a)
Other Security		97,041
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Other Securities		978,296
OIL REFINING & MARKETING — 0.0% (a)
Other Security		227,516
OIL, GAS & CONSUMABLE FUELS — 0.0% (a)
Other Securities		764,705
PERSONAL PRODUCTS — 0.0% (a)
Other Security		463,449
PHARMACEUTICALS — 0.1%
Other Securities		1,293,362
PIPELINES — 0.1%
Other Securities		1,641,212
PROFESSIONAL SERVICES — 0.1%
Other Security		1,208,297
PUBLISHING-BOOKS — 0.0% (a)
Other Security		215,825
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Other Securities		1,680,377
See accompanying notes to financial statements.
52

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (a)
Other Security		$ 113,054
RETAIL-RESTAURANTS — 0.0% (a)
Other Securities		975,133
ROAD & RAIL — 0.0% (a)
Other Security		496,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (a)
Other Security		224,710
SOFTWARE — 0.6%
Other Securities		19,877,038
SPECIALTY RETAIL — 0.0% (a)
Other Securities		1,100,071
TELECOM SERVICES — 0.0% (a)
Other Securities		831,277
TELECOMMUNICATION EQUIP — 0.0% (a)
Other Securities		886,182
TELEVISION — 0.1%
Other Security		1,174,884
THRIFTS & MORTGAGE FINANCE — 0.0% (a)
Other Security		801,637
TRADING COMPANIES & DISTRIBUTORS — 0.0% (a)
Other Security		331,298
TRANSPORT-AIR FREIGHT — 0.0% (a)
Other Security		456,615
Total Senior Floating Rate Loans (Cost $99,567,400)		95,384,670
U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.7%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	$ 2,551,556	2,685,813
2.50%, 2/1/2035	6,919,572	7,242,938
2.50%, 11/1/2039	16,297,863	17,016,431
3.00%, 11/1/2042	13,492,266	14,432,538
3.00%, 12/1/2042	12,272,020	12,951,872
3.00%, 1/1/2045	2,033,872	2,158,141
3.00%, 2/1/2045	1,416,688	1,499,142
See accompanying notes to financial statements.
53

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.00%, 3/1/2045	$ 1,490,947	$ 1,577,723
3.00%, 4/1/2045	10,556,959	11,171,394
3.00%, 4/1/2045	21,916,799	23,254,605
3.00%, 5/1/2045	5,389,182	5,702,843
3.00%, 8/1/2045	14,693,795	15,549,001
3.00%, 7/1/2047	5,095,356	5,377,632
3.50%, 2/1/2045	2,363,298	2,534,329
3.50%, 4/1/2045	16,806,641	18,336,280
3.50%, 4/1/2045	7,918,302	8,482,793
3.50%, 6/1/2045	11,510,457	12,558,476
3.50%, 10/1/2045	13,488,940	14,716,095
3.50%, 2/1/2046	11,250,905	11,939,271
4.00%, 4/1/2047	25,805,294	27,679,797
4.00%, 7/1/2047	7,906,203	8,428,653
4.00%, 10/1/2047	16,550,904	17,644,603
4.50%, 6/1/2044	1,738,761	1,925,366
Series 326, Class 300, Class 300, CMO 3.00%, 3/15/2044	25,587,484	27,573,227
Series 358, Class 300, Class 300, CMO 3.00%, 10/15/2047	27,385,451	30,227,062
Series 3822, Class ZG, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,952,428	4,499,924
Series 3852, Class NS, Class NS, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 5.82%, 5/15/2041 (b)	8,493,625	1,331,221
Series 3889, Class VZ, Class VZ, CMO, REMIC 4.00%, 7/15/2041	7,376,005	7,922,474
Series 3935, Class SJ, Class SJ, CMO, IO, REMIC 6.65% - 1 Month USD LIBOR, 6.47%, 5/15/2041 (b)	1,464,154	152,438
Series 4120, Class KA, Class KA, CMO, REMIC 1.75%, 10/15/2032	11,547,176	11,863,840
Series 4165, Class ZT, Class ZT, CMO, REMIC 3.00%, 2/15/2043	16,601,900	17,365,502
Series 4215, Class KC, Class KC, CMO, REMIC 2.25%, 3/15/2038	3,357,698	3,370,907
Series 4364, Class ZX, Class ZX, CMO, REMIC 4.00%, 7/15/2044	30,247,271	34,363,916
Series 4434, Class LZ, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,502,296	3,895,569
Series 4444, Class CZ, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,841,753	14,304,621
See accompanying notes to financial statements.
54

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 4447, Class A, Class A, CMO, REMIC 3.00%, 6/15/2041	$ 1,320,546	$ 1,355,478
Series 4447, Class Z, Class Z, CMO, REMIC 3.00%, 3/15/2045	4,238,593	4,711,230
Series 4471, Class BA, Class BA, CMO, REMIC 3.00%, 12/15/2041	4,603,116	4,776,340
Series 4471, Class GA, Class GA, CMO, REMIC 3.00%, 2/15/2044	7,791,527	8,145,818
Series 4474, Class ZX, Class ZX, CMO, REMIC 4.00%, 4/15/2045	12,678,686	14,457,796
Series 4481, Class B, Class B, CMO, REMIC 3.00%, 12/15/2042	4,834,606	5,045,954
Series 4483, Class CA, Class CA, CMO, REMIC 3.00%, 6/15/2044	9,506,026	9,946,735
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	8,306,495	8,338,818
Series 4491, Class B, Class B, CMO, REMIC 3.00%, 8/15/2040	6,923,552	7,022,138
Series 4492, Class GZ, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,970,752	9,773,462
Series 4499, Class AB, Class AB, CMO, REMIC 3.00%, 6/15/2042	9,478,992	9,819,812
Series 4504, Class CA, Class CA, CMO, REMIC 3.00%, 4/15/2044	9,895,653	10,320,462
Series 4511, Class QA, Class QA, CMO, REMIC 3.00%, 1/15/2041	5,070,958	5,132,574
Series 4511, Class QC, Class QC, CMO, REMIC 3.00%, 12/15/2040	5,248,679	5,326,362
Series 4533, Class AB, Class AB, CMO, REMIC 3.00%, 6/15/2044	7,149,061	7,530,572
Series 4543, Class HG, Class HG, CMO, REMIC 2.70%, 4/15/2044	13,514,441	14,023,198
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	10,296,369	10,892,408
Series 4629, Class KA, Class KA, CMO, REMIC 3.00%, 3/15/2045	29,200,258	30,264,502
Series 4750, Class PA, Class PA, 3.00%, 7/15/2046	15,559,455	16,160,884
Series 4792, Class A, Class A, CMO, REMIC 3.00%, 5/15/2048	14,259,507	14,902,499
Series 4951, Class EA, Class EA, CMO 2.50%, 9/15/2044	10,799,055	11,178,289
See accompanying notes to financial statements.
55

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Federal National Mortgage Association:
2.00%, 7/1/2035	$ 2,000,000	$ 2,071,473
2.22%, 12/1/2029	5,400,000	5,820,132
2.29%, 10/1/2031	3,508,000	3,786,430
2.32%, 12/1/2029	7,600,000	8,232,280
2.41%, 10/1/2029	25,000,000	27,198,898
2.44%, 1/1/2032	16,600,000	18,126,496
2.50%, 2/1/2035	3,013,149	3,153,959
2.50%, 12/1/2039	10,112,083	10,557,921
2.50%, 4/1/2040	24,592,166	25,700,847
2.50%, 9/1/2046	4,175,901	4,340,977
2.50%, 2/1/2047	11,119,728	11,682,292
2.69%, 8/1/2030	24,295,242	26,806,839
1 Year CMT + 1.67%, 2.70%, 5/1/2044 (b)	11,219,295	11,610,465
2.80%, 11/1/2039	10,034,000	11,023,822
3.00%, 5/1/2035	7,223,905	7,663,822
3.00%, 10/1/2041	23,823,679	25,145,206
3.00%, 3/1/2043	4,356,635	4,653,864
3.00%, 7/1/2043	7,026,576	7,396,613
3.00%, 1/1/2045	1,369,829	1,430,102
3.00%, 3/1/2045	2,114,764	2,237,217
3.00%, 4/1/2045	8,140,783	8,478,009
3.00%, 7/1/2045	26,330,845	28,127,252
3.00%, 10/1/2046	6,677,251	7,047,646
3.00%, 2/1/2047	21,755,198	22,961,984
3.00%, 11/1/2048	13,277,897	14,014,437
3.00%, 10/1/2049	7,423,618	7,838,771
3.00%, 4/1/2053	15,114,199	16,416,111
3.50%, 9/1/2034	1,891,026	2,027,936
3.50%, 12/1/2034	1,703,539	1,826,875
3.50%, 2/1/2035	1,085,586	1,164,182
3.50%, 1/1/2045	11,744,279	12,783,733
3.50%, 2/1/2045	3,476,062	3,726,775
3.50%, 6/1/2045	10,935,636	11,928,441
4.50%, 3/1/2044	1,856,932	2,055,361
4.50%, 6/1/2044	915,638	1,013,481
4.50%, 7/1/2044	770,842	853,212
4.50%, 2/1/2045	1,148,627	1,271,367
Series 2010-109, Class N, Class N, CMO, REMIC 3.00%, 10/25/2040	2,188,501	2,334,080
See accompanying notes to financial statements.
56

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 2011-51, Class CI, Class CI, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 5.82%, 6/25/2041 (b)	$ 5,233,243	$ 946,283
Series 2012-101, Class AP, Class AP, CMO, REMIC 2.00%, 8/25/2040	4,412,288	4,452,652
Series 2012-127, Class PA, Class PA, CMO, REMIC 2.75%, 11/25/2042	2,957,867	3,139,794
Series 2012-151, Class SB, Class SB, CMO, REMIC 6.00% - 1 Month USD LIBOR, 5.74%, 1/25/2043 (b)	1,167,097	1,218,082
Series 2013-114, Class HZ, Class HZ, CMO, REMIC 3.00%, 11/25/2038	17,340,698	18,889,127
Series 2013-18, Class CD, Class CD, CMO, REMIC 1.50%, 10/25/2027	3,566,191	3,615,554
Series 2013-30, Class PS, Class PS, CMO, REMIC 6.00% - 1 Month USD LIBOR, 5.74%, 4/25/2043 (b)	1,718,187	1,786,342
Series 2014-21, Class GZ, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,660,718	7,065,039
Series 2014-39, Class ZA, Class ZA, CMO, REMIC 3.00%, 7/25/2044	9,527,889	10,084,961
Series 2015-42, Class CA, Class CA, CMO, REMIC 3.00%, 3/25/2044	5,965,776	6,233,101
Series 2015-9, Class HA, Class HA, CMO, REMIC 3.00%, 1/25/2045	8,395,045	9,063,949
Series 2015-95, Class AP, Class AP, CMO, REMIC 3.00%, 8/25/2042	8,684,499	9,083,665
Series 2016-21, Class BZ, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,894,931	5,437,861
Series 2016-32, Class LA, Class LA, CMO, REMIC 3.00%, 10/25/2044	9,776,297	10,232,465
Series 2016-72, Class PA, Class PA, CMO, REMIC 3.00%, 7/25/2046	15,074,517	16,114,122
Series 2016-81, Class PA, Class PA, CMO, REMIC 3.00%, 2/25/2044	20,111,522	21,076,480
Series 2016-9, Class A, Class A, CMO, REMIC 3.00%, 9/25/2043	8,447,557	8,957,551
Series 2016-92, Class A, Class A, CMO, REMIC 3.00%, 4/25/2042	25,610,392	27,381,646
Series 2017-13, Class CA, Class CA, CMO, REMIC 2.50%, 10/25/2043	12,620,517	12,708,682
Series 2017-15, Class MA, Class MA, CMO, REMIC 3.00%, 2/25/2042	10,866,964	11,346,032
See accompanying notes to financial statements.
57

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 2017-18, Class A, Class A, CMO, REMIC 3.00%, 8/25/2042	$ 28,657,321	$ 29,233,722
Series 2017-32, Class CA, Class CA, CMO, REMIC 3.00%, 10/25/2042	26,861,698	28,137,043
Series 2017-87, Class BA, Class BA, CMO, REMIC 3.00%, 12/25/2042	23,019,890	23,739,898
Series 2017-9, Class EA, Class EA, CMO, REMIC 3.00%, 10/25/2042	42,408,690	43,214,625
Series 2018-27, Class JA, Class JA, CMO, REMIC 3.00%, 12/25/2047	10,401,193	10,893,296
Series 2018-38, Class JB, Class JB, CMO, REMIC 3.00%, 6/25/2048	8,658,726	9,011,637
Series 2018-M10, Class A1, Class A1, 3.50%, 7/25/2028 (b)	12,976,984	14,408,594
Other Securities		9,056,284
Total U.S. Government Agency Obligations (Cost $1,273,430,363)		1,331,899,563
U.S. TREASURY OBLIGATIONS — 26.2%
Treasury Bill:
0.11%, 7/2/2020	66,000,000	65,999,830
0.12%, 8/6/2020	20,600,000	20,597,528
0.16%, 11/27/2020	20,000,000	19,986,342
0.17%, 12/3/2020	70,000,000	69,953,285
Treasury Notes:
0.13%, 4/30/2022	31,000,000	30,979,414
1.50%, 2/15/2030	32,000,000	34,595,000
1.63%, 5/15/2026	113,200,000	121,292,032
2.13%, 2/29/2024	81,100,000	86,770,664
2.13%, 7/31/2024	103,800,000	111,763,406
2.25%, 11/15/2025	123,900,000	136,502,953
2.38%, 1/31/2023	29,800,000	31,490,219
2.38%, 5/15/2029	43,100,000	49,740,094
2.63%, 2/15/2029	18,500,000	21,679,688
2.88%, 8/15/2028	18,900,000	22,384,687
3.13%, 11/15/2028	8,800,000	10,639,750
Total U.S. Treasury Obligations (Cost $782,550,551)		834,374,892
See accompanying notes to financial statements.
58

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 5.2%
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, Class MV, 3.00%, 2/25/2059	$ 17,342,887	$ 19,402,074
Other Securities		146,859,906
Total Mortgage-Backed Securities (Cost $173,048,709)		166,261,980
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.2%
Other Securities (Cost $134,933,550)		101,691,129
	Shares
COMMON STOCKS - 0.0% (a)
UNITED STATES – 0.0% (a)
Tapstone Energy Holdings (c) (d)	5,920	—
Other Security (cost: $47,619)		4,080
		4,080
CONVERTIBLE BONDS - 0.0% (a)
JAMAICA – 0.0% (a)
Other Security (cost: $49,269)		49,269
SHORT-TERM INVESTMENT - 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f) (Cost $67,857,504)	67,857,504	67,857,504
TOTAL INVESTMENTS - 99.8% (Cost $3,116,743,431)		3,183,593,050
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		7,649,093
NET ASSETS - 100.0%		$ 3,191,242,143
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
59

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
At June 30, 2020, the Fund had unfunded loan commitments of $93,014, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Intelsat Jackson Holdings S.A.	93,014	94,671	1,657
See accompanying notes to financial statements.
60

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 476,279,535	$—	$ 476,279,535
Asset-Backed Securities	—	78,819,369	—	78,819,369
Foreign Government Obligations	—	30,971,059	—	30,971,059
U.S. Government Agency Obligations	—	1,331,899,563	—	1,331,899,563
U.S. Treasury Obligations	—	834,374,892	—	834,374,892
Mortgage-Backed Securities	—	166,261,980	—	166,261,980
Commercial Mortgage Backed Securities	—	101,691,129	—	101,691,129
Common Stocks	4,080	—	0(a)	4,080
Convertible Bonds	—	49,269	—	49,269
Senior Floating Rate Loans	—	95,384,670	—	95,384,670
Short-Term Investment	67,857,504	—	—	67,857,504
TOTAL INVESTMENTS	$67,861,584	$3,115,731,466	$ 0	$3,183,593,050
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	—	1,657	—	1,657
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 1,657	$—	$ 1,657
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$1,125,021,728	$1,141,480,623	$—	$—	67,857,504	$67,857,504	$748,875
See accompanying notes to financial statements.
61

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$92,449,225	$138,087,412
Investments in affiliated issuers, at value	780,408	3,357,926
Total Investments	93,229,633	141,445,338
Cash	—	69,736
Receivable for investments sold	423,077	1,096,294
Dividends receivable — affiliated issuers	85	507
Interest receivable — unaffiliated issuers	1,156,027	494,518
Receivable from Adviser	7,787	5,991
Receivable for foreign taxes recoverable	—	447
TOTAL ASSETS	94,816,609	143,112,831
LIABILITIES
Payable for investments purchased	264,611	535,710
Advisory fee payable	57,853	58,301
Trustees’ fees and expenses payable	47	81
TOTAL LIABILITIES	322,511	594,092
NET ASSETS	$94,494,098	$142,518,739
NET ASSETS CONSIST OF:
Paid-in Capital	$94,686,001	$142,031,336
Total distributable earnings (loss)	(191,903)	487,403
NET ASSETS	$94,494,098	$142,518,739
NET ASSET VALUE PER SHARE
Net asset value per share	$ 49.09	$ 49.57
Shares outstanding (unlimited amount authorized, no par value)	1,925,000	2,875,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$90,418,404	$137,420,100
Investments in affiliated issuers	780,408	3,357,926
Total cost of investments	$91,198,812	$140,778,026
See accompanying notes to financial statements.
62

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,115,735,546
Investments in affiliated issuers, at value	67,857,504
Total Investments	3,183,593,050
Receivable for investments sold	5,464,458
Dividends receivable — affiliated issuers	10,111
Interest receivable — unaffiliated issuers	16,002,528
Unrealized appreciation on unfunded loan commitments	1,657
Receivable from Adviser	258,483
TOTAL ASSETS	3,205,330,287
LIABILITIES
Due to custodian	11,948
Payable for investments purchased	12,380,431
Advisory fee payable	1,686,972
Trustees’ fees and expenses payable	2,294
Accrued expenses and other liabilities	6,499
TOTAL LIABILITIES	14,088,144
NET ASSETS	$3,191,242,143
NET ASSETS CONSIST OF:
Paid-in Capital	$3,215,303,977
Total distributable earnings (loss)	(24,061,834)
NET ASSETS	$3,191,242,143
NET ASSET VALUE PER SHARE
Net asset value per share	$ 49.40
Shares outstanding (unlimited amount authorized, no par value)	64,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,048,885,927
Investments in affiliated issuers	67,857,504
Total cost of investments	$3,116,743,431
See accompanying notes to financial statements.
63

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 3,390,310	$3,469,605
Dividend income — affiliated issuers	47,366	59,685
Foreign taxes withheld	—	(7)
TOTAL INVESTMENT INCOME (LOSS)	3,437,676	3,529,283
EXPENSES
Advisory fee	582,952	671,492
Trustees’ fees and expenses	1,363	2,268
TOTAL EXPENSES	584,315	673,760
Expenses waived/reimbursed by the Adviser	(79,090)	(69,417)
NET EXPENSES	505,225	604,343
NET INVESTMENT INCOME (LOSS)	$ 2,932,451	$2,924,940
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,205,780)	(18,615)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	401,488	125,822
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,804,292)	107,207
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,128,159	$3,032,147
See accompanying notes to financial statements.
64

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,341,308
Dividend income — affiliated issuers	748,875
TOTAL INVESTMENT INCOME (LOSS)	110,090,183
EXPENSES
Advisory fee	21,349,833
Trustees’ fees and expenses	45,839
Miscellaneous expenses	1,922
TOTAL EXPENSES	21,397,594
Expenses waived/reimbursed by the Adviser	(3,332,350)
NET EXPENSES	18,065,244
NET INVESTMENT INCOME (LOSS)	$ 92,024,939
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,611,611)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	52,685,559
Unfunded loan commitments	8,536
Net change in unrealized appreciation/depreciation	52,694,095
NET REALIZED AND UNREALIZED GAIN (LOSS)	36,082,484
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$128,107,423
See accompanying notes to financial statements.
65

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,932,451	$ 2,300,308
Net realized gain (loss)	(2,205,780)	(43,081)
Net change in unrealized appreciation/depreciation	401,488	3,351,797
Net increase (decrease) in net assets resulting from operations	1,128,159	5,609,024
Net equalization credits and charges	68,814	35,847
Distributions to shareholders	(2,929,647)	(2,240,675)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	49,043,585	23,145,799
Cost of shares redeemed	(17,996,911)	(9,812,692)
Net income equalization	(68,814)	(35,847)
Other Capital	198,648	95,729
Net increase (decrease) in net assets from beneficial interest transactions	31,176,508	13,392,989
Net increase (decrease) in net assets during the period	29,443,834	16,797,185
Net assets at beginning of period	65,050,264	48,253,079
NET ASSETS AT END OF PERIOD	$ 94,494,098	$65,050,264
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,025,000	475,000
Shares redeemed	(375,000)	(200,000)
Net increase (decrease) from share transactions	650,000	275,000
See accompanying notes to financial statements.
66

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,924,940	$ 2,463,390
Net realized gain (loss)	(18,615)	117,898
Net change in unrealized appreciation/depreciation	125,822	1,310,293
Net increase (decrease) in net assets resulting from operations	3,032,147	3,891,581
Net equalization credits and charges	11,473	50,594
Distributions to shareholders	(3,062,675)	(2,440,795)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	33,417,005	41,653,504
Cost of shares redeemed	(12,303,910)	(4,850,418)
Net income equalization	(11,473)	(50,594)
Other Capital	92,112	106,559
Net increase (decrease) in net assets from beneficial interest transactions	21,193,734	36,859,051
Net increase (decrease) in net assets during the period	21,174,679	38,360,431
Net assets at beginning of period	121,344,060	82,983,629
NET ASSETS AT END OF PERIOD	$142,518,739	$121,344,060
SHARES OF BENEFICIAL INTEREST:
Shares sold	675,000	850,000
Shares redeemed	(250,000)	(100,000)
Net increase (decrease) from share transactions	425,000	750,000
See accompanying notes to financial statements.
67

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 92,024,939	$ 100,519,822
Net realized gain (loss)	(16,611,611)	(29,183,284)
Net change in unrealized appreciation/depreciation	52,694,095	122,210,213
Net increase (decrease) in net assets resulting from operations	128,107,423	193,546,751
Net equalization credits and charges	(152,877)	159,504
Distributions to shareholders	(104,243,448)	(108,291,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	242,342,927	536,959,704
Cost of shares redeemed	(413,569,469)	(470,157,761)
Net income equalization	152,877	(159,504)
Other Capital	1,723,362	2,585,534
Net increase (decrease) in net assets from beneficial interest transactions	(169,350,303)	69,227,973
Net increase (decrease) in net assets during the period	(145,639,205)	154,642,551
Net assets at beginning of period	3,336,881,348	3,182,238,797
NET ASSETS AT END OF PERIOD	$3,191,242,143	$3,336,881,348
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,950,000	11,250,000
Shares redeemed	(8,500,000)	(9,950,000)
Net increase (decrease) from share transactions	(3,550,000)	1,300,000
See accompanying notes to financial statements.
68

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 51.02	$ 48.25	$ 50.45	$ 51.52	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.87	1.98	1.31	1.77	0.45
Net realized and unrealized gain (loss)	(2.06)	2.60	(1.74)	1.91	1.17
Total from investment operations	(0.19)	4.58	(0.43)	3.68	1.62
Net equalization credits and charges (a)	0.04	0.03	0.04	0.01	—
Other capital (a)	0.13	0.08	0.10	0.05	0.15
Distributions to shareholders from:
Net investment income	(1.91)	(1.92)	(1.36)	(1.81)	(0.25)
Net realized gains	—	—	(0.55)	(3.00)	—
Total distributions	(1.91)	(1.92)	(1.91)	(4.81)	(0.25)
Net asset value, end of period	$ 49.09	$ 51.02	$ 48.25	$ 50.45	$ 51.52
Total return (b)	(0.04)%	9.99%	(0.65)%	7.67%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$94,494	$65,050	$48,253	$27,748	$38,639
Ratios to average net assets:
Total expenses	0.75%	0.75%	0.76%	0.75%	0.75%(c)
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%(c)
Net investment income (loss)	3.77%	4.06%	2.64%	3.46%	4.15%(c)
Portfolio turnover rate (d)	54%	37%	55%	141%	12%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.
69

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 49.53	$ 48.81	$ 49.61	$ 50.40	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	1.30	1.02	1.04	0.22
Net realized and unrealized gain (loss)	0.07	0.62	(0.99)	(0.53)	0.20
Total from investment operations	1.15	1.92	0.03	0.51	0.42
Net equalization credits and charges (a)	0.00(b)	0.03	0.05	0.00(b)	—
Other capital (a)	0.03	0.06	0.12	0.06	0.10
Distributions to shareholders from:
Net investment income	(1.14)	(1.29)	(1.00)	(1.13)	(0.12)
Net realized gains	—	—	—	(0.23)	—
Total distributions	(1.14)	(1.29)	(1.00)	(1.36)	(0.12)
Net asset value, end of period	$ 49.57	$ 49.53	$ 48.81	$ 49.61	$ 50.40
Total return (c)	2.43%	4.18%	0.43%	1.14%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$142,519	$121,344	$82,984	$34,725	$50,404
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%(d)
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%(d)
Net investment income (loss)	2.18%	2.65%	2.07%	2.10%	2.06%(d)
Portfolio turnover rate (e)	43%	62%	50%	123%	25%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
70

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 48.96	$ 47.60	$ 49.03	$ 49.87	$ 49.43
Income (loss) from investment operations:
Net investment income (loss) (b)	1.37	1.56	1.34	1.33	1.54
Net realized and unrealized gain (loss) (c)	0.59	1.44	(1.34)	(0.66)	0.34
Total from investment operations	1.96	3.00	—	0.67	1.88
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.00(d)	0.01	0.07
Other capital (b)	0.03	0.04	0.02	0.04	0.03
Distributions to shareholders from:
Net investment income	(1.55)	(1.68)	(1.45)	(1.48)	(1.54)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(1.55)	(1.68)	(1.45)	(1.56)	(1.54)
Net asset value, end of period	$ 49.40	$ 48.96	$ 47.60	$ 49.03	$ 49.87
Total return (e)	4.13%	6.53%	0.04%	1.55%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,191,242	$3,336,881	$3,182,239	$3,353,801	$2,657,951
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.66%	0.65%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	2.80%	3.27%	2.78%	2.70%	3.14%
Portfolio turnover rate	25%(f)	47%(f)	34%(g)	72%(g)	38%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
71

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is
72

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
73

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or
74

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment
75

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Total Return Tactical ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a
76

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.75%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.50
SPDR DoubleLine Total Return Tactical ETF	0.65
With respect to each Fund, the management fee is reduced by any acquired fund fees and expenses attributable to the Funds’ investments in other investment companies. The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser may, from time to time, waive all or a portion of its fee. The Adviser has agreed to pay all costs associated with the organization of the Trust and each Fund. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Additionally, the Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses, until October 31, 2020, so that the net annual Fund operating expenses of the Fund will be limited to 0.65%, 0.45% and 0.55% of the Fund’s average daily net assets, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any for the SPDR DoubleLine Emerging Markets Fixed Income ETF, the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, respectively. These waivers and/or reimbursements do not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may
77

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2020, each waiver and/or reimbursement may be canceled or modified at any time. These waivers and/or reimbursements may not be terminated prior to October 31, 2020, except with the approval of the Board. The total amount of expenses waived for each fund for the period ended June 30, 2020 has been disclosed in the Statements of Operations.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
78

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 63,893,208	$ 39,050,539
SPDR DoubleLine Short Duration Total Return Tactical ETF	24,361,919	11,281,469	41,958,342	33,143,328
SPDR DoubleLine Total Return Tactical ETF	642,730,439	183,654,087	430,656,870	561,632,423
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for pay-down gains and losses, defaulted bonds, amortization and accretion of premium and discount for financial statement purposes and wash sales.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 2,929,647	$—	$ 2,929,647
SPDR DoubleLine Short Duration Total Return Tactical ETF	3,062,675	—	3,062,675
SPDR DoubleLine Total Return Tactical ETF	104,243,448	—	104,243,448
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 2,240,675	$ —	$ 2,240,675
SPDR DoubleLine Short Duration Total Return Tactical ETF	2,440,795	—	2,440,795
SPDR DoubleLine Total Return Tactical ETF	108,291,677	—	108,291,677
80

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 148,324	$ (2,331,735)	$—	$ 1,991,508	$—	$ (191,903)
SPDR DoubleLine Short Duration Total Return Tactical ETF	89,803	(257,417)	—	655,017	—	487,403
SPDR DoubleLine Total Return Tactical ETF	9,255,922	(99,950,099)	—	66,632,343	—	(24,061,834)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates were as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 500,315	$ 1,831,420
SPDR DoubleLine Short Duration Total Return Tactical ETF	59,288	198,129
SPDR DoubleLine Total Return Tactical ETF	16,850,299	83,099,800
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 91,238,080	$ 3,353,472	$ 1,361,919	$ 1,991,553
SPDR DoubleLine Short Duration Total Return Tactical ETF	140,790,321	2,116,208	1,461,191	655,017
SPDR DoubleLine Total Return Tactical ETF	3,116,962,364	137,190,878	70,560,192	66,630,686
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Funds had no outstanding loans as of June 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund
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June 30, 2020

operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve
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June 30, 2020

in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $45, $314 and $14,236, respectively.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF (collectively referred to as the “Funds”) (three of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments or summary schedule of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedule of investment in securities as of June 30, 2020 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SSGA Active Trust) at June 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR DoubleLine Emerging Markets Fixed Income ETF SPDR DoubleLine Short Duration Total Return Tactical ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the two years in the period ended June 30, 2020 and the period from April 14, 2016 (commencement of operations) through June 30, 2016
SPDR DoubleLine Total Return Tactical ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
Basis for Opinion
These financial statements and schedule of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedule of investments in securities based on our
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$ 979.50	$1,010.70	$1,024.70
Expenses Paid During Period(a)	3.20	2.25	2.77
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.60	1,022.60	1,022.10
Expenses Paid During Period(a)	3.27	2.26	2.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
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Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Fund is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR DoubleLine Total Return Tactical ETF
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, and SPDR DoubleLine Total Return Tactical ETF, each a series of SSGA Active Trust (each, a “Fund” and collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreement, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Funds as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and overseeing third-party sub-advisers.
Investment Performance
The Board then reviewed each Fund’s performance. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered the following performance information in its evaluation of each Fund:
SPDR DoubleLine Short Duration Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the most recent 1-year period, but underperformed the median of its Performance Group for the 2- and 3- year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-and 3-year and since inception periods.
SPDR DoubleLine Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 2-year periods, and equaled the median of its Performance Group for the 3- and 4-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the most recent 1-year period, but outperformed its benchmark index for the 3-year and since inception periods.
SPDR DoubleLine Emerging Markets Fixed Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 2- and 3-year periods, In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year periods, but outperformed its benchmark index for the since inception period.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each Fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with each Fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to each Fund were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each
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Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to each Fund by way of the relatively low fee structure of the Trust.
Approval of DoubleLine Capital LP Sub-Advisory Agreement
At meetings held prior to June 30, 2020, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to each Fund. The Independent Trustees also met separately to consider the DoubleLine Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the DoubleLine Sub-Advisory Agreement, the Board requested, and DoubleLine and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the DoubleLine Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by DoubleLine with respect to each Fund under the DoubleLine Sub-Advisory Agreement; and (ii) investment performance of each Fund. The Board was informed of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Funds.
The Board considered the background and experience of DoubleLine’s senior management and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed each Fund’s performance, noting that the performance of each Fund was satisfactory. The Board also considered the unitary fee paid to the Adviser by each Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by DoubleLine with respect to each Fund were adequate and appropriate; (b) the performance of each Fund had been
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satisfactory; (c) DoubleLine’s fees for each Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to DoubleLine adequately shared the economies of scale with each Fund by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
(Trustee).
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
96

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

97

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
98

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
99

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
100

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP. DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRDOUBLEAR

Annual Report
June 30, 2020
SSGA Active Trust
SPDR Blackstone / GSO Senior Loan ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Markit iBoxx USD Liquid Leveraged Loan Index is comprised of about 100 of the most liquid, tradable leveraged loans, as identified by Markit’s Loans Liquidity service. Markit is dedicated to utilizing its unique datasets on loans to become the premier provider of independent and objective loan indices for trading, product structuring, and benchmarking.
The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the largest facilities in the leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads, and interest payments. The index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI).
See accompanying notes to financial statements.
1

SPDR Blackstone / GSO Senior Loan ETF
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the Fund is to provide current income consistent with the preservation of capital. The Fund’s primary benchmark is the Markit iBoxx USD Liquid Leveraged Loan Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.23%, and the Index was –3.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Credit selection within loans rated single-B and below and the energy and industrials sectors were the primary positive drivers of Fund performance during the Reporting Period relative to the Index. An underweight allocation to BB-rated loans, which outperformed the broader market, as well as negative credit selection within the consumer and information technology sectors, were the primary detractors from performance during the period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Univision Communications, Inc. Term Loan, Amneal Pharmaceuticals LLC Term Loan, and CenturyLink, Inc. Term Loan. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Travelport Finance Second Lien Term Loan, Envision Healthcare Corp. Term Loan, and Asurion LLC Second Lien Term Loan.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Blackstone / GSO Senior Loan ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Markit iBoxx USD Liquid Leveraged Loan Index	Net Asset Value	Market Value	Markit iBoxx USD Liquid Leveraged Loan Index
ONE YEAR(1)	– 1.23%	– 1.23%	– 3.08%	– 1.23%	– 1.23%	– 3.08%
FIVE YEARS(1)	10.74%	10.65%	8.88%	2.06%	2.04%	1.72%
SINCE INCEPTION(1) (2)	17.08%	17.00%	15.00%	2.20%	2.19%	1.95%

(1)	The One Year, Five Year and Since Inception Cumulative Total Returns for the Fund’s secondary benchmark, S&P/LSTA U.S. Leveraged Loan 100 Index, were (0.47)%, 15.65% and 22.15%, respectively. The One Year, Five Year and Since Inception Average Annual Total Returns for the Fund’s secondary benchmark, S&P/LSTA U.S. Leveraged Loan 100 Index, were (0.47)%, 2.95% and 2.80%, respectively.
(2)	For the period April 3, 2013 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Blackstone / GSO Senior Loan ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.70%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent
See accompanying notes to financial statements.
3

SPDR Blackstone / GSO Senior Loan ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Asurion LLC Senior Secured 2017 2nd Lien Term Loan 6.68% 8/4/2025	2.2%
Bass Pro Group LLC Senior Secured Term Loan B 6.07% 9/25/2024	2.2
Univision Communications, Inc. 6.63% 6/1/2027	1.4
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan 3.93% 10/10/2025	1.3
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B 4.43% 10/2/2025	1.2
TOTAL	8.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Health Care Providers & Services	9.8%
Software	9.1
Commercial Services & Supplies	9.1
Media	9.0
Specialty Retail	4.5
Diversified Financial Services	3.8
Insurance	3.7
Pharmaceuticals	3.3
Hotels, Restaurants & Leisure	2.6
Chemicals	2.6
Professional Services	2.5
IT Services	2.4
Communications Equipment	2.1
Retail-Restaurants	1.9
Interactive Media & Services	1.8
Auto Components	1.7
Commercial Services	1.6
Health Care Equipment & Supplies	1.5
Aerospace & Defense	1.4
Machinery	1.3
Construction & Engineering	1.2
Computer Services	1.1
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.0
Diversified Consumer Services	1.0
Cosmetics&Toiletries	1.0
Advertising Services	0.9
Machinery-Construction & Mining	0.9
Diversified Telecommunication Services	0.8
Real Estate Investment Trusts (REITs)	0.8
See accompanying notes to financial statements.
5

SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Building Products	0.7%
	Construction Materials	0.7
	Hand/Machine Tools and Related Products	0.7
	Containers & Packaging	0.6
	Finance-Other Services	0.6
	Electrical Equipment	0.6
	Industrial Conglomerates	0.6
	Oil, Gas & Consumable Fuels	0.5
	Telecommunication Equip	0.5
	Casino Services	0.5
	Retail-Petroleum Product	0.5
	Food & Beverage	0.5
	Internet & Catalog Retail	0.3
	Financial Services	0.3
	Capital Markets	0.3
	Recycling	0.3
	Pipelines	0.3
	Food Products	0.2
	Semiconductor Equipment	0.2
	Containers-Paper/Plastic	0.2
	Multiline Retail	0.2
	Computers	0.2
	Transport-Equip&Leasng	0.2
	Apparel Manufacturers	0.2
	Life Sciences Tools & Services	0.1
	Trading Companies & Distributors	0.1
	Thrifts & Mortgage Finance	0.1
	Auto/Trk Prts&Equip-Repl	0.1
	Communications Software	0.1
	Retail-Apparel/Shoe	0.1
	Automobiles	0.1
	Home Furnishings	0.1
	Health Care Technology	0.0 *
	Pollution Control	0.0 *
	Airlines	0.0 *
	Food & Staples Retailing	0.0 *
	Road & Rail	0.0 *
	Food-Misc/Diversified	0.0 *
	Consumer Finance	0.0 *
	Energy-Alternate Sources	0.0 *
	Short-Term Investment	8.4
	Liabilities in Excess of Other Assets	(4.6)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
6

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.0% (a)
ADVERTISING SERVICES — 0.9%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 8/15/2025	$ 3,053,713	$ 2,972,270
Red Ventures LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.50%, 2.68%, 11/8/2024	1,147,222	1,089,506
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 12/17/2026	9,604,487	9,196,296
		13,258,072
AEROSPACE & DEFENSE — 1.2%
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.43%, 5/30/2025	1,718,996	1,552,871
Senior Secured 2020 Term Loan F, 1 Month USD LIBOR + 2.25%, 2.43%, 12/9/2025	13,064,372	11,826,719
Senior Secured 2020 Term Loan G, 1 Month USD LIBOR + 2.25%, 2.43%, 8/22/2024	4,456,612	4,052,130
		17,431,720
AIRLINES — 0.0% (b)
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.93%, 1/29/2027	4,709	3,616
AUTO COMPONENTS — 1.7%
Belron Finance US LLC Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 3.26%, 10/30/2026	778,696	755,985
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 4/30/2026	17,301,021	16,544,102
USI, Inc.:
Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.31%, 5/16/2024	1,321,479	1,258,048
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.31%, 12/2/2026	6,195,283	6,034,608
		24,592,743
See accompanying notes to financial statements.
7

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.7%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 2/29/2024	$ 216,417	$ 209,429
CPG International, Inc. Senior Secured 2017 Term Loan, 12 Month USD LIBOR + 3.75%, 4.75%, 5/5/2024	2,588,894	2,571,911
Jeld-Wen, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.00%, 2.18%, 12/14/2024	362,790	342,951
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.94%, 4/12/2025	6,977,125	6,669,713
		9,794,004
CAPITAL MARKETS — 0.3%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 4.00%, 5.07%, 12/3/2022	3,751,046	3,668,223
CASINO SERVICES — 0.5%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 7/10/2025 (c)	6,676,821	6,652,985
CHEMICALS — 2.3%
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 8/27/2026	3,957,563	3,894,915
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 2.06%, 6/1/2024	231,263	222,339
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 4.25%, 5.47%, 8/1/2025	7,006,642	6,726,376
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 2.81%, 3/1/2026	1,468,694	1,405,474
PQ Corporation Senior Secured 2020 USD Incremental Term Loan B, 2/7/2027 (c)	2,313,167	2,239,435
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.19%, 10/1/2025	18,858,020	17,773,684
		32,262,223
See accompanying notes to financial statements.
8

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.5%
ERM Emerald US Inc. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.75%, 4.06%, 7/10/2026	$ 5,103,093	$ 4,918,106
LegalZoom.com, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.68%, 11/21/2024	1,726,483	1,691,953
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 4.07%, 2/5/2026	368,518	351,014
		6,961,073
COMMERCIAL SERVICES & SUPPLIES — 8.9%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 7/10/2026	3,979,999	3,874,410
Ancestry.com Operations, Inc. Senior Secured 2019 Extended Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 8/27/2026	2,826,993	2,694,039
ASGN Incorporated Senior Secured 2019 Term Loan B3, 1 Month USD LIBOR + 1.75%, 1.93%, 4/2/2025	361,999	352,541
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.68%, 8/4/2025	31,913,822	31,834,037
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 3.18%, 8/4/2022	2,916,324	2,847,061
Senior Secured 2018 Term Loan B6, 3 Month USD LIBOR + 3.00%, 3.18%, 11/3/2023	11,567,650	11,224,206
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 3.18%, 11/3/2024	290,332	281,139
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.93%, 2/9/2026	4,533,882	4,176,862
Coinamatic Canada, Inc. Senior Secured Canadian 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	249,220	240,082
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.81%, 10/24/2025	4,029,545	3,767,625
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.26%, 7/24/2026	539,743	523,551
See accompanying notes to financial statements.
9

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 5/9/2025	$ 5,243,350	$ 4,867,559
Garda World Security Corporation Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, 4.93%, 10/30/2026	10,316,877	10,156,966
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 4.68%, 5/1/2025	4,541,052	4,416,173
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25%, 2.50%, 9/19/2026	288,493	274,429
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 3/13/2025	4,947,963	4,380,481
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/27/2025	941,880	914,801
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.06%, 5/23/2025	5,626,273	5,457,485
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 12/4/2024	804,632	775,666
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 6 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026	3,680,418	3,548,162
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.56%, 7/30/2025	5,087,361	4,743,964
TruGreen Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 3.93%, 3/19/2026	6,605,999	6,440,849
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 8/25/2024	805,279	760,582
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.68%, 8/27/2025	15,573,943	15,104,778
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.68%, 8/1/2025	4,535,559	4,195,392
		127,852,840
See accompanying notes to financial statements.
10

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 2.1%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 12/15/2024	$ 14,651,905	$ 13,574,990
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 4/6/2026	10,481,944	9,966,600
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 4.50%, 5.50%, 11/1/2024	1,567,883	1,310,812
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 3/9/2027	5,204,428	4,956,957
		29,809,359
COMPUTER SERVICES — 1.1%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 5.18%, 1/4/2026	7,144,312	6,077,774
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.93%, 7/12/2025	8,809,083	7,945,792
Perforce Software, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 7/1/2026	1,991,699	1,926,969
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 5/1/2024	459,838	438,283
		16,388,818
COMPUTERS — 0.2%
Brave Parent Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 4.18%, 4/18/2025	2,924,012	2,833,850
CONSTRUCTION & ENGINEERING — 1.2%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.00%, 4.08%, 1/22/2023	1,300,778	1,271,719
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.81%, 4/6/2026	5,660,562	4,875,158
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.81%, 4/6/2026	10,528,644	9,067,795
See accompanying notes to financial statements.
11

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 2.75%, 3.50%, 7/31/2025	$ 974,754	$ 952,822
Pike Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 7/24/2026	1,067,472	1,039,931
		17,207,425
CONSTRUCTION MATERIALS — 0.2%
Forterra Finance LLC Senior Secured 2017 Term Loan B, 10/25/2023 (c)	646,010	629,860
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.50%, 2.68%, 2/1/2027	877,171	846,746
Tamko Building Products LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 6/1/2026	1,451,568	1,400,763
		2,877,369
CONSUMER FINANCE — 0.0% (b)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 2/1/2027	733,945	722,628
CONTAINERS & PACKAGING — 0.6%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.31%, 11/7/2025	1,265,323	1,203,639
Berry Global, Inc. Senior Secured Term Loan Y, 1 Month USD LIBOR + 2.00%, 2.18%, 7/1/2026	1,994,962	1,912,799
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 5/16/2024	2,264,170	2,177,000
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 2/5/2023	534,595	512,104
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.07%, 10/17/2024	3,130,971	2,996,605
		8,802,147
See accompanying notes to financial statements.
12

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CONTAINERS-PAPER/PLASTIC — 0.2%
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.43%, 12/29/2023	$ 2,810,242	$ 2,693,308
COSMETICS&TOILETRIES — 1.0%
Sunshine Luxembourg VII SARL Senior Secured USD Term Loan B1, 6 Month USD LIBOR + 4.25%, 5.32%, 10/1/2026	14,704,128	14,131,329
DIVERSIFIED CONSUMER SERVICES — 1.0%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 4.81%, 12/18/2025	9,945,524	9,531,144
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 5.18%, 4/16/2025	3,769,040	3,451,799
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	1,705,625	1,643,089
		14,626,032
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.18%, 7/31/2026	5,502,340	5,129,557
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	7,718,735	7,522,563
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 7/21/2025	3,940,098	3,775,717
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.93%, 7/20/2026	769,231	705,050
Ellie Mae, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.06%, 4/17/2026	3,559,387	3,464,174
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 5/23/2025	4,479,151	4,194,725
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 7.25%, 12/9/2022	8,511,602	8,171,138
See accompanying notes to financial statements.
13

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.18%, 3/27/2026	$ 5,405,892	$ 5,022,966
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	4,401,756	4,222,010
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 5/18/2025	11,638,822	9,585,384
		51,793,284
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 3.87%, 1/31/2026	6,344,346	6,103,832
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/4/2023	4,801,037	4,572,676
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.93%, 12/7/2026	344,570	332,366
		11,008,874
ELECTRICAL EQUIPMENT — 0.3%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 12/2/2024	4,552,265	4,464,998
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 7/26/2024	2,714,771	2,574,498
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	10,027,672	9,797,888
Vertiv Group Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.18%, 3/2/2027	1,995,000	1,905,225
		14,277,611
See accompanying notes to financial statements.
14

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.0% (b)
Granite Acquisition Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 12/19/2021	$ 262,736	$ 258,532
ENTERTAINMENT — 0.9%
Crown Finance US, Inc. Senior Secured 2019 Incremental Term Loan, 9/30/2026 (c)	1,492,481	1,116,562
Diamond Sports Group LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 3.43%, 8/24/2026	12,015,804	9,837,940
Motion Finco Sarl:
Senior Secured Delayed Draw Term Loan B2, 6 Month USD LIBOR + 3.25%, 4.32%, 11/4/2026	163,313	148,615
Senior Secured USD Term Loan B1, 6 Month USD LIBOR + 3.25%, 4.32%, 11/13/2026	1,232,216	1,121,317
SMG US Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 3.52%, 1/23/2025	1,483,287	1,316,417
		13,540,851
FINANCE-OTHER SERVICES — 0.6%
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 3 Month USD LIBOR + 4.50%, 5.50%, 1/27/2023	8,721,913	8,105,928
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 6 Month USD LIBOR + 3.00%, 4.21%, 10/31/2025	3,990,329	3,641,175
FOOD & STAPLES RETAILING — 0.0% (b)
Hostess Brands LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.25%, 3.01%, 8/3/2025	211,088	204,333
FOOD PRODUCTS — 0.2%
Chobani LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 10/10/2023	1,827,508	1,766,123
See accompanying notes to financial statements.
15

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 4/6/2024	$ 528,286	$ 515,628
		2,281,751
FOOD-MISC/DIVERSIFIED — 0.0% (b)
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 2.43%, 1/29/2027	278,195	262,374
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.7%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25%, 6.50%, 8/1/2024	10,697,779	9,645,064
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc. Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50%, 5.57%, 8/8/2023	17,678,213	14,230,961
HEALTH CARE PROVIDERS & SERVICES — 9.6%
Agiliti Health, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 3.19%, 1/4/2026	1,135,019	1,100,968
Alphabet Holding Company, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.68%, 9/26/2024	11,182,745	10,557,182
American Renal Holdings Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.18%, 6/21/2024	520,624	491,990
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 4.82%, 2/11/2026	13,947,016	13,563,473
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.93%, 2/27/2026	1,519,233	1,336,925
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 3.81%, 8/15/2024	1,631,214	1,525,185
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.07%, 6/7/2023	8,134,254	7,864,116
See accompanying notes to financial statements.
16

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CPI Holdco LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.25%, 4.43%, 11/4/2026	$ 514,175	$ 497,465
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.93%, 10/10/2025	29,055,519	19,321,920
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.25%, 4.32%, 7/27/2023	2,961,638	2,904,256
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 3 Month USD LIBOR + 4.25%, 5.25%, 3/14/2025	9,976,811	9,571,503
Senior Secured 2018 Term Loan B1, 3 Month USD LIBOR + 3.25%, 4.25%, 4/28/2022	2,169,536	2,094,155
Loire Finco Luxembourg S.a.r.l. Senior Secured Term Loan, 1 Month USD LIBOR + 3.5%, 3.68%, 4/21/2027	2,800,000	2,705,500
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	12,864,150	12,267,382
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 6/30/2025	15,063,327	14,131,359
Pathway Vet Alliance LLC:
Senior Secured 2020 Delayed Draw Term Loan, 3/31/2027 (c)	303,692	295,720
Senior Secured 2020 Term Loan, 3/31/2027 (c)	3,727,370	3,629,527
Phoenix Guarantor Inc Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 3/5/2026	4,049,164	3,911,492
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 11/17/2025	8,811,947	8,287,328
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/3/2024	5,821,066	5,151,643
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	20,816,245	16,080,654
		137,289,743
HEALTH CARE TECHNOLOGY — 0.0% (b)
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 3.50%, 3/1/2024	276,315	266,355
See accompanying notes to financial statements.
17

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 2.5%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 1.93%, 11/19/2026	$ 442,937	$ 420,846
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.93%, 7/31/2024	380,031	359,724
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 12/23/2024	12,351,832	11,029,815
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 3.50%, 2/1/2024	3,232,248	3,088,833
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 4/7/2025	3,498,752	2,536,595
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 6 Month USD LIBOR + 2.75%, 3.61%, 8/14/2024	12,616,503	11,216,071
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 9.00%, 10.07%, 5/28/2027	19,300,000	6,214,600
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.07%, 5/29/2026	1,468,512	979,564
		35,846,048
INSURANCE — 3.4%
Alliant Holdings Intermediate LLC:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 5/9/2025	691,347	658,315
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.44%, 5/9/2025	1,572,353	1,502,580
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 1/25/2024	606,526	590,702
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 2/12/2027	5,858,408	5,620,410
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 1/27/2027	310,535	296,853
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.02%, 4/25/2025	12,017,533	11,464,246
See accompanying notes to financial statements.
18

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 4/25/2025	$ 5,410,659	$ 5,345,731
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 2/15/2027	10,508,620	9,825,559
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 12/31/2025	7,674,539	7,268,901
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 9/3/2026	6,018,145	5,800,619
		48,373,916
INTERACTIVE MEDIA & SERVICES — 1.8%
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 1/20/2024	9,472,420	9,081,683
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 11/3/2023	17,613,103	16,861,200
		25,942,883
INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.25%, 8/18/2023	4,534,066	4,377,278
IT SERVICES — 2.4%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.92%, 2/27/2025	13,547,110	12,940,335
Presidio, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.27%, 1/22/2027	1,477,612	1,430,513
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 5/6/2024	3,080,659	2,948,361
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	6,671,461	6,273,809
Verra Mobility Corporation Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.25%, 3.56%, 2/28/2025	2,911,332	2,787,600
See accompanying notes to financial statements.
19

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.94%, 10/10/2025	$ 9,092,055	$ 8,648,817
		35,029,435
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 8/30/2024	1,183,369	1,148,756
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027	1,000,000	982,750
		2,131,506
MACHINERY — 1.3%
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 7/19/2024	4,875,000	4,659,671
Gardner Denver, Inc. Senior Secured 2020 USD Term Loan B, 3/1/2027 (c)	2,272,727	2,214,489
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 4.00%, 5.07%, 5/31/2025	7,079,301	6,683,320
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.36%, 3/28/2025	6,170,458	5,669,139
		19,226,619
MACHINERY-CONSTRUCTION & MINING — 0.9%
Brookfield WEC Holdings Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/1/2025	10,606,370	10,274,920
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.26%, 8/21/2026	2,862,247	2,610,370
		12,885,290
MEDIA — 3.9%
Entercom Media Corp. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.50%, 2.68%, 11/18/2024	3,996,415	3,750,815
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 11/29/2024	4,526,006	4,202,102
See accompanying notes to financial statements.
20

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 5/1/2026	$ 947,215	$ 876,965
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.57%, 9/13/2024	15,572,581	15,064,681
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 2.92%, 9/18/2026	387,524	370,017
Nielsen Finance LLC:
Senior Secured 2020 USD Term Loan B5, 1 Month USD LIBOR + 3.75%, 4.75%, 6/4/2025	2,064,220	2,050,029
Senior Secured USD Term Loan B4, 1 Month USD LIBOR + 2.00%, 2.18%, 10/4/2023	493	493
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 2/1/2024	12,914,208	12,367,807
Recorded Books Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.44%, 8/29/2025	2,865,797	2,790,570
Univision Communications Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 3/13/2026	2,341,797	2,194,264
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 8/18/2023	11,319,774	10,835,175
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 2.68%, 4/30/2028	732,057	693,321
		55,196,239
MULTILINE RETAIL — 0.2%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.25%, 4.32%, 12/13/2023	3,207,620	3,091,344
OIL, GAS & CONSUMABLE FUELS — 0.5%
EG America LLC Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 4.00%, 5.07%, 2/7/2025	8,014,406	7,546,926
See accompanying notes to financial statements.
21

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.5%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.69%, 5/4/2025	$ 13,973,667	$ 12,836,560
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 5.00%, 6.00%, 7/5/2023	4,463,380	4,088,189
Endo Luxembourg Finance Co. I S.a.r.l. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.00%, 4/29/2024	17,426,198	16,535,806
Packaging Coordinators Midco, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 4.00%, 5.08%, 6/30/2023	974,938	957,467
Pearl Intermediate Parent LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 2/14/2025	1,950,247	1,862,486
		36,280,508
PIPELINES — 0.3%
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.92%, 11/1/2026	997,500	958,847
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 5/22/2026	3,353,113	3,001,036
		3,959,883
POLLUTION CONTROL — 0.0% (b)
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 8/1/2024	148,012	141,767
PROFESSIONAL SERVICES — 2.5%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 7.50%, 7/25/2022	14,369,542	11,994,688
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 4.18%, 2/6/2026	14,126,316	13,799,645
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/21/2025	11,196,816	9,593,264
		35,387,597
See accompanying notes to financial statements.
22

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
RECYCLING — 0.3%
Tunnel Hill Partners LP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.81%, 2/6/2026	$ 4,684,071	$ 4,274,215
RETAIL-RESTAURANTS — 1.8%
IRB Holding Corp Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	14,971,545	13,878,098
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 3/14/2025	4,739,885	4,463,953
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.32%, 5/23/2025	4,695,042	4,455,594
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.68%, 2/5/2027	3,365,079	3,189,809
		25,987,454
ROAD & RAIL — 0.0% (b)
Avis Budget Car Rental LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 2.43%, 8/6/2027	288,582	258,642
SEMICONDUCTOR EQUIPMENT — 0.2%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.68%, 6/21/2024	296,343	278,192
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.68%, 6/21/2024	2,001,279	1,878,700
		2,156,892
SOFTWARE — 8.6%
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 9/19/2024	1,240,784	1,210,043
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 10/2/2025	18,789,091	17,848,603
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 4/29/2024	562,876	546,223
See accompanying notes to financial statements.
23

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 10/16/2026	$ 1,030,345	$ 999,862
ECI Macola Max Holdings LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 9/27/2024	2,177,429	2,142,961
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	11,502,740	10,109,356
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 2/26/2025	5,160,970	5,046,061
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 11/19/2026	6,676,424	6,492,823
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 7/1/2024	6,127,126	5,973,457
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 8.75%, 1/10/2027	2,312,693	2,091,068
Informatica LLC:
Senior Secured 2020 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.13%, 7.13%, 2/25/2025	550,388	552,796
Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 2/25/2027	5,413,568	5,199,732
Kronos, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.18%, 11/1/2023	3,154,528	3,152,304
MA FinanceCo. LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 6/5/2025	5,281,690	5,176,056
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 9/30/2024	5,709,947	5,577,505
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 11/29/2024	1,556,569	1,459,447
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 7.43%, 12/1/2025	1,709,210	1,529,743
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 9/5/2025	440,845	427,412
See accompanying notes to financial statements.
24

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.38%, 4/26/2024	$ 13,955,604	$ 13,490,394
Project Angel Holdings LLC Senior Secured 2018 1st Lien Term Loan, 5/30/2025 (c)	2,707,944	2,640,245
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 6/1/2026	7,392,774	7,071,669
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 7/7/2023	1,984,733	1,940,076
Senior Secured 2019 Term Loan, 7/7/2023 (c)	302,213	295,288
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.75%, 2/9/2024	2,313,202	2,185,975
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 5.01%, 5/16/2025	2,538,744	2,447,349
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 9.01%, 5/18/2026	3,886,053	3,492,590
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 9.01%, 11/27/2026	4,000,000	3,248,000
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.25%, 9/30/2022	360,506	352,846
STG-Fairway Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.57%, 1/31/2027	6,521,739	6,123,620
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.83%, 3/5/2027	2,026,972	1,952,045
Syncsort Incorporated Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 6.25%, 6.61%, 8/16/2024	3,224,261	2,982,441
		123,757,990
SPECIALTY RETAIL — 4.5%
Bass Pro Group LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 6.07%, 9/25/2024	32,382,135	31,283,409
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.25%, 1/26/2023	15,442,591	12,673,658
See accompanying notes to financial statements.
25

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 3/11/2022	$ 17,551,150	$ 17,367,652
Priso Acquisition Corp. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.00%, 4.18%, 5/8/2022	3,460,671	3,322,244
		64,646,963
TELECOMMUNICATION EQUIP — 0.2%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.68%, 11/30/2025	3,900,958	3,220,748
THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.76%, 11/1/2024	1,073,085	1,032,844
TRADING COMPANIES & DISTRIBUTORS — 0.1%
SiteOne Landscape Supply, Inc. Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.75%, 3.75%, 10/29/2024	491,746	482,526
Univar, Inc. Senior Secured 2019 USD Term Loan B5, 3 Month USD LIBOR + 2.00%, 2.18%, 7/1/2026	384,801	370,252
		852,778
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,212,141,603)		1,175,447,363
CORPORATE BONDS & NOTES — 14.2%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. 6.25%, 3/15/2026 (d)	2,424,000	2,416,873
APPAREL — 0.2%
Hanesbrands, Inc. 5.38%, 5/15/2025 (d)	3,361,000	3,401,130
AUTO PARTS & EQUIPMENT — 0.2%
Dana, Inc.:
5.38%, 11/15/2027	1,250,000	1,248,538
5.63%, 6/15/2028	1,546,000	1,539,244
		2,787,782
See accompanying notes to financial statements.
26

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.5%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (d)	$ 4,000,000	$ 4,094,720
Standard Industries, Inc. 4.38%, 7/15/2030 (d)	2,757,000	2,757,028
		6,851,748
CHEMICALS — 0.3%
Tronox, Inc. 6.50%, 5/1/2025 (d)	4,651,000	4,702,115
COMMERCIAL SERVICES — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (d)	3,000,000	2,292,030
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (d)	1,351,000	1,382,803
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	3,500,000	3,254,650
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (d)	11,667,000	10,999,064
		17,928,547
DIVERSIFIED FINANCIAL SERVICES — 0.4%
AG Issuer LLC 6.25%, 3/1/2028 (d)	3,827,000	3,625,853
Vertical US Newco, Inc. 5.25%, 7/15/2027	2,578,000	2,578,000
		6,203,853
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc. 6.38%, 7/15/2026 (d)	1,648,000	1,705,680
Wesco Distribution, Inc. Co. 7.25%, 6/15/2028 (d)	2,290,000	2,433,812
		4,139,492
ENTERTAINMENT — 0.2%
International Game Technology PLC 5.25%, 1/15/2029 (d)	2,193,000	2,147,956
FOOD — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 5.88%, 2/15/2028 (d)	6,609,000	6,817,580
See accompanying notes to financial statements.
27

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (d)	$ 820,000	$ 828,512
LifePoint Health, Inc. 6.75%, 4/15/2025 (d)	6,666,000	6,845,115
		7,673,627
HOME BUILDERS — 0.1%
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (d)	1,416,000	1,451,329
INSURANCE — 0.3%
HUB International, Ltd. 7.00%, 5/1/2026 (d)	5,000,000	4,985,850
INTERNET — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (d)	1,746,000	1,649,760
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (d)	826,000	822,547
MEDIA — 4.3%
Altice Financing SA 5.00%, 1/15/2028 (d)	4,952,000	4,925,655
CSC Holdings LLC:
4.63%, 12/1/2030 (d)	1,505,000	1,466,969
5.75%, 1/15/2030 (d)	2,000,000	2,081,220
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (d)	5,000,000	4,619,600
5.25%, 8/15/2027 (d)	7,417,000	7,105,486
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (d)	5,357,000	5,470,729
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	6,000,000	5,770,380
Univision Communications, Inc.:
5.13%, 5/15/2023 (d)	6,000,000	6,055,080
6.63%, 6/1/2027 (d)	20,548,000	19,676,149
Virgin Media Finance PLC 5.00%, 7/15/2030 (d)	4,660,000	4,561,441
		61,732,709
See accompanying notes to financial statements.
28

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 4/30/2025 (d)	$ 5,059,000	$ 5,197,920
5.25%, 8/15/2027 (d)	2,963,000	2,907,533
		8,105,453
PHARMACEUTICALS — 0.8%
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (d)	3,232,000	3,062,708
6.25%, 2/15/2029 (d)	6,957,000	6,995,750
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	2,000,000	2,051,500
		12,109,958
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Iron Mountain, Inc. 5.25%, 7/15/2030 (d)	12,270,000	12,128,036
RETAIL — 0.7%
eG Global Finance PLC 6.75%, 2/7/2025 (d)	7,042,000	6,862,992
IRB Holding Corp. 7.00%, 6/15/2025 (d)	1,429,000	1,471,641
L Brands, Inc. 6.88%, 7/1/2025 (d)	1,409,000	1,460,894
		9,795,527
SOFTWARE — 0.5%
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (d)	2,059,000	2,158,738
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (d)	5,000,000	4,936,500
		7,095,238
TELECOMMUNICATIONS — 1.1%
Altice France Holding SA 6.00%, 2/15/2028 (d)	1,598,000	1,510,637
Altice France SA 5.50%, 1/15/2028 (d)	12,000,000	12,126,960
CommScope, Inc. 7.13%, 7/1/2028 (d) (e)	2,325,000	2,328,232
		15,965,829
See accompanying notes to financial statements.
29

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TRANSPORTATION — 0.2%
XPO Logistics, Inc. 6.25%, 5/1/2025 (d)	$ 2,160,000	$ 2,261,866
TOTAL CORPORATE BONDS & NOTES (Cost $205,814,777)		203,174,805
	Shares
SHORT-TERM INVESTMENT — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (f) (g) (Cost $120,384,183)	120,384,183	120,384,183
TOTAL INVESTMENTS — 104.6% (Cost $1,538,340,563)		1,499,006,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(65,911,853)
NET ASSETS — 100.0%		$ 1,433,094,498
(a)	The rate shown represents the rate at June 30, 2020.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at June 30, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
See accompanying notes to financial statements.
30

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 203,174,805	$—	$ 203,174,805
Senior Floating Rate Loans	—	1,175,447,363	—	1,175,447,363
Short-Term Investment	120,384,183	—	—	120,384,183
TOTAL INVESTMENTS	$120,384,183	$1,378,622,168	$—	$1,499,006,351
Affiliate Table
	Number of Shares Held at 6/30/19*	Value at 6/30/19*	Cost of Purchases**	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$2,421,546,618	$2,301,162,435	$—	$—	120,384,183	$120,384,183	$2,246,425
*	Refer to Note 1 on the Notes to Financial Statements regarding the discontinuance of the master-feeder structure.
**	Includes transfers from Portfolio - See Note 1 in the Notes to Financial Statements.
See accompanying notes to financial statements.
31

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020

SPDR Blackstone / GSO Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$1,378,622,168
Investments in affiliated issuers, at value	120,384,183
Total Investments	1,499,006,351
Cash	512,063
Receivable for investments sold	133,563,948
Dividends receivable — affiliated issuers	18,344
Interest receivable — unaffiliated issuers	6,826,608
Other Receivable	32,844
Due from broker	114,000
TOTAL ASSETS	1,640,074,158
LIABILITIES
Payable for investments purchased	186,587,575
Payable for fund shares repurchased	19,531,355
Advisory fee payable	853,332
Trustees’ fees and expenses payable	7,398
TOTAL LIABILITIES	206,979,660
NET ASSETS	$1,433,094,498
NET ASSETS CONSIST OF:
Paid-in Capital	$1,707,591,039
Total distributable earnings (loss)	(274,496,541)
NET ASSETS	$1,433,094,498
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.36
Shares outstanding (unlimited amount authorized, no par value)	33,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,417,956,380
Investments in affiliated issuers	120,384,183
Total cost of investments	$1,538,340,563
See accompanying notes to financial statements.
32

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2020

SPDR Blackstone / GSO Senior Loan ETF
INVESTMENT INCOME
Interest income allocated from the Portfolio	$ 25,780,068
Dividend income allocated from the Portfolio	506,438
Interest income — unaffiliated issuers	90,180,215
Dividend income — affiliated issuers	2,246,425
Expenses allocated from affiliated Portfolio	(1,222,731)
TOTAL INVESTMENT INCOME	117,490,415
EXPENSES
Advisory fee	12,940,867
Trustees’ fees and expenses	29,732
Miscellaneous expenses	1,371
TOTAL EXPENSES	12,971,970
NET INVESTMENT INCOME (LOSS)	$ 104,518,445
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from the Portfolio	(1,496,289)
Investments — unaffiliated issuers	(110,455,754)
Net realized gain (loss)	(111,952,043)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(39,334,212)
Investments allocated from the Portfolio	15,428,267
Net change in unrealized appreciation/depreciation	(23,905,945)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(135,857,988)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (31,339,543)
See accompanying notes to financial statements.
33

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone / GSO Senior Loan ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,518,445	$ 146,684,741
Net realized gain (loss)	(111,952,043)	(68,985,052)
Net change in unrealized appreciation/depreciation	(23,905,945)	(7,710,527)
Net increase (decrease) in net assets resulting from operations	(31,339,543)	69,989,162
Net equalization credits and charges	(1,610,641)	(1,756,152)
Distributions to shareholders	(106,659,500)	(147,138,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,236,697,606	780,016,464
Cost of shares redeemed	(1,898,029,896)	(1,675,706,058)
Net income equalization	1,610,641	1,756,152
Other Capital	9,447,256	5,615,427
Net increase (decrease) in net assets from beneficial interest transactions	(650,274,393)	(888,318,015)
Contribution from Affiliate (Note 4)	578,465	—
Net increase (decrease) in net assets during the period	(789,305,612)	(967,223,505)
Net assets at beginning of period	2,222,400,110	3,189,623,615
NET ASSETS AT END OF PERIOD	$ 1,433,094,498	$ 2,222,400,110
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,700,000	16,750,000
Shares redeemed	(42,700,000)	(36,500,000)
Net increase (decrease) from share transactions	(15,000,000)	(19,750,000)
See accompanying notes to financial statements.
34

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone / GSO Senior Loan ETF
	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 46.25	$ 47.04	$ 47.41	$ 46.64	$ 49.22
Income (loss) from investment operations:
Net investment income (loss) (b)	2.34	2.48	2.04	1.85	1.95
Net realized and unrealized gain (loss) (c)	(3.06)	(0.86)	(0.50)	0.73	(2.58)
Total from investment operations	(0.72)	1.62	1.54	2.58	(0.63)
Net equalization credits and charges (b)	(0.04)	(0.03)	0.04	0.05	0.02
Contribution from Affiliate (Note 4)	0.01	—	—	—	—
Other capital (b)	0.21	0.09	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(2.35)	(2.47)	(1.97)	(1.88)	(1.99)
Net asset value, end of period	$ 43.36	$ 46.25	$ 47.04	$ 47.41	$ 46.64
Total return (d)	(1.23)%(e)	3.68%	3.43%	5.77%	(1.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,433,094	$2,222,400	$3,189,624	$1,820,505	$802,228
Ratios to average net assets:
Total expenses	0.70%	0.70%	0.70%	0.70%	0.71%
Net investment income (loss)	5.17%	5.33%	4.30%	3.91%	4.15%
Portfolio turnover rate (f)	195%	124%	90%	68%	88%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the ended June 30, 2020, the total return would have remained (1.23)%.
(f)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure. See Note 1.
See accompanying notes to financial statements.
35

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone / GSO Senior Loan ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
Prior to the close of business on September 6, 2019, the Fund had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), a separate series of SSGA Master Trust. The Portfolio was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund. As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the Portfolio.
As of the close of business on September 6, 2019, the securities held by the Portfolio were transferred “in-kind” to the Fund in a tax-free exchange of the Fund’s interests as part of a complete liquidation of the Portfolio.
Effective September 9, 2019, the Fund no longer operates in a master-feeder arrangement, and pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the Portfolio. The discontinuance of the master-feeder arrangement had no impact on the Fund’s shareholders, the Fund’s net asset value (“NAV”) or the results of operations for the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
36

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
37

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions, prior to September 9, 2019, consisted of the Fund’s allocated amount of the Portfolio’s realized gains and
38

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

losses. Effective September 9, 2019, realized gains and losses from the sale and disposition of investments are determined using the identified cost method. For activity prior to September 9, 2019, net investment income consists of the Fund’s allocated amount of the net investment income of the Portfolio less expenses of the Fund. Effective September 9, 2019, dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
The Fund was allocated a pro-rata share of the expenses of the Portfolio prior to September 6, 2019.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
39

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

3.    Securities and Other Investments
Loan Agreements
The Fund invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone / GSO Senior Loan ETF	0.70%
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund’s Board of Trustees.
The Adviser pays all the operating expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
40

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Fund from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Statement of Assets and Liabilities.
State Street made a voluntary contribution to the Fund in the amount of $578,465 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Blackstone / GSO Senior Loan ETF	$3,792,000,466	$4,434,484,202
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

7.    Shareholder Transactions
The Fund issues and redeems its shares, at Net Asset Value (“NAV”), only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sales.
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone / GSO Senior Loan ETF	$106,659,500	$—	$106,659,500
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone / GSO Senior Loan ETF	$ 147,138,500	$ —	$ 147,138,500
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Blackstone / GSO Senior Loan ETF	$5,826,090	$(216,243,650)	$—	$(64,078,981)	$—	$(274,496,541)
As of June 30, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Blackstone / GSO Senior Loan ETF	$115,491,607	$100,752,043
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone / GSO Senior Loan ETF	$1,563,085,332	$15,331,499	$79,410,480	$(64,078,981)
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Fund has exclusive access to $300 million of the total credit facility. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone / GSO Senior Loan ETF pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund has no outstanding loans as of June 30, 2020.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis that resulted in no cumulative effect adjustment to the beginning of period cost of investments.
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
46

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of SPDR Blackstone / GSO Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of SPDR Blackstone / GSO Senior Loan ETF (the “Fund”) (one of the funds constituting SSGA Active Trust (the “Trust”)), as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Active Trust), at June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by
47

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
48

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
49

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$ 952.50
Expenses Paid During Period(a)	3.40
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.40
Expenses Paid During Period(a)	3.52
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
50

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
51

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreements
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Fund as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its
52

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

affiliates which make upState Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds, and in overseeing third-party sub-advisers.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that although the Fund underperformed the median of its Performance Group for the 1- and 5-year periods, it outperformed the median of its Performance Group for the 2-, 3- and 4-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
53

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Fund by way of the relatively low fee structure of the Trust.
Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreement
At meetings held prior to June 30, 2020, the Board also evaluated proposals to continue the Sub-Advisory Agreement (the “GSO / Blackstone Sub-Advisory Agreement”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the Fund. The Independent Trustees also met separately to
54

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

consider the GSO / Blackstone Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the GSO / Blackstone Sub-Advisory Agreement, the Board requested, and GSO / Blackstone and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the Fund under the GSO / Blackstone Sub-Advisory Agreement and (ii) investment performance of the Fund. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.
The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the Fund’s performance, noting that the performance of the Fund was satisfactory. The Board also considered the unitary fee paid to the Adviser by the Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreement. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) GSO / Blackstone’s fees for the Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to GSO / Blackstone adequately shared the economies of scale with the Fund by way of the relatively low fee structure of the Trust.
55

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
					(Trustee).
56

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
57

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

58

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
59

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
60

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Fund's trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation -All Rights Reserved
SPDRGSOAR

Annual Report
June 30, 2020
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

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Notes to Performance Summary (Unaudited)
The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
See accompanying notes to financial statements.
1

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Global Equity Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Portfolio was –3.50%, and the Index was 2.84%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The portfolio’s risk, sector and stock positionings were primary drivers of Portfolio performance during the Reporting Period relative to the Index. The defensive objective of the strategy drove the portfolio to overweight lower risk stocks and underweight high risk stocks. Higher risk stocks had generally outperformed lower risk stocks during the reporting period so the tilt to low risk resulted in relative performance headwind versus the market. The portfolio’s sector allocation contributed positively to active performance. The underweight to poor performing Energy sector added value. Overweight of Healthcare sector also added value as the sector returned the second best performance during the Reporting Period. However, our underweight of the best performing Information Technology universe detracted value. Finally, our active stock selection process contributed to underperformance as value stocks that are highly favored by our process lagged the market substantially.
The Portfolio did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Eli Lilly & Co, Swedish Match AB and Target Corp. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Swiss Re AG, Allianz SE and Sysco Corp.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Defensive Global Equity Portfolio
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Net Asset Value	Market Value	MSCI World Index
ONE YEAR	– 3.50%	N/A	2.84%	– 3.50%	N/A	2.84%
SINCE INCEPTION(1)	38.78%	N/A	55.35%	7.79%	N/A	10.63%

(1)	For the period February 18, 2016 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for State Street Defensive Global Equity Portfolio as stated in the Fees and Expenses table of the most recent prospectus is 0.27% . Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	Market Value	% of Net Assets
Eli Lilly & Co.	32,179	1.5%
AutoZone, Inc.	31,587	1.5
Home Depot, Inc.	31,564	1.5
Target Corp.	31,062	1.5
Koninklijke Ahold Delhaize NV	30,733	1.5
TOTAL	157,125	7.5%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 4.7%
BHP Group, Ltd.	634	$ 15,749
Coles Group, Ltd.	371	4,400
Mirvac Group REIT	3,259	4,911
Scentre Group REIT	6,862	10,393
Sonic Healthcare, Ltd.	971	20,457
Telstra Corp., Ltd.	5,705	12,355
Wesfarmers, Ltd.	846	26,243
Woolworths Group, Ltd.	184	4,732
		99,240
BELGIUM — 0.3%
Ageas SA/NV	152	5,385
CANADA — 2.3%
BCE, Inc.	281	11,682
Kirkland Lake Gold, Ltd.	169	6,936
Loblaw Cos., Ltd.	85	4,126
Metro, Inc.	178	7,319
TELUS Corp.	1,123	18,774
		48,837
DENMARK — 2.6%
Carlsberg A/S Class B	57	7,555
Coloplast A/S Class B	107	16,669
Novo Nordisk A/S Class B	452	29,431
		53,655
FRANCE — 1.6%
Peugeot SA (a)	686	11,247
Sanofi	209	21,308
		32,555
GERMANY — 3.3%
Allianz SE	65	13,278
Deutsche Telekom AG	1,612	27,040
Merck KGaA	112	13,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	14,838
		68,194
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	14,732
HKT Trust & HKT, Ltd. Stapled Security	7,000	10,272
		25,004
IRELAND — 0.8%
Accenture PLC Class A	82	17,607
ITALY — 0.4%
Snam SpA	1,667	8,124
JAPAN — 13.9%
Astellas Pharma, Inc.	1,700	28,413
FUJIFILM Holdings Corp.	500	21,419
Fujitsu, Ltd.	200	23,436
Hitachi, Ltd.	200	6,362
ITOCHU Corp.	900	19,490
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	2,400	$ 17,142
KDDI Corp.	500	14,931
Mitsubishi UFJ Financial Group, Inc.	3,300	12,998
Mitsui & Co., Ltd.	400	5,932
Mizuho Financial Group, Inc.	4,700	5,786
Nippon Telegraph & Telephone Corp.	1,000	23,319
NTT DOCOMO, Inc.	1,000	26,570
Sekisui House, Ltd.	200	3,822
Seven & i Holdings Co., Ltd.	400	13,096
Sony Corp.	400	27,635
Sumitomo Mitsui Trust Holdings, Inc.	300	8,461
Tokyo Gas Co., Ltd.	300	7,190
Toyota Motor Corp.	400	25,175
		291,177
NETHERLANDS — 2.4%
Koninklijke Ahold Delhaize NV	1,128	30,733
Koninklijke KPN NV	4,054	10,780
Koninklijke Vopak NV	150	7,932
		49,445
NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	6,222	18,365
NORWAY — 0.3%
DNB ASA	401	5,340
SWEDEN — 1.4%
Swedish Match AB	406	28,650
SWITZERLAND — 5.5%
Nestle SA	212	23,502
Novartis AG	335	29,182
Roche Holding AG	84	29,099
Swiss Life Holding AG	28	10,415
Swisscom AG	45	23,596
		115,794
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	10,793
UNITED STATES — 55.8%
AbbVie, Inc.	278	27,294
Adobe, Inc. (a)	25	10,883
Alliant Energy Corp.	199	9,520
Allstate Corp.	284	27,545
Ameren Corp.	116	8,162
American Electric Power Co., Inc.	103	8,203
Amgen, Inc.	120	28,303
AT&T, Inc.	319	9,643
AutoZone, Inc. (a)	28	31,587
Baxter International, Inc.	153	13,173
Bristol-Myers Squibb Co.	462	27,166
Cadence Design Systems, Inc. (a)	135	12,955
Campbell Soup Co.	288	14,293
Cerner Corp.	228	15,629
Cisco Systems, Inc.	445	20,755
Citrix Systems, Inc.	128	18,933
Clorox Co.	65	14,259
CMS Energy Corp.	87	5,083

See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Coca-Cola Co.	386	$ 17,246
Consolidated Edison, Inc.	97	6,977
Costco Wholesale Corp.	40	12,128
Dollar General Corp.	88	16,765
Duke Energy Corp.	59	4,714
Electronic Arts, Inc. (a)	149	19,675
Eli Lilly & Co.	196	32,179
Entergy Corp.	143	13,415
Equinix, Inc. REIT	19	13,344
Equity LifeStyle Properties, Inc. REIT	158	9,872
Eversource Energy	182	15,155
F5 Networks, Inc. (a)	60	8,369
General Mills, Inc.	209	12,885
Gilead Sciences, Inc.	212	16,311
Hershey Co.	133	17,239
Home Depot, Inc.	126	31,564
International Business Machines Corp.	86	10,386
Johnson & Johnson	197	27,704
JPMorgan Chase & Co.	161	15,144
Kellogg Co.	336	22,196
Kimberly-Clark Corp.	196	27,705
Kroger Co.	710	24,034
Lockheed Martin Corp.	57	20,800
McDonald's Corp.	148	27,302
Medtronic PLC	283	25,951
Merck & Co., Inc.	360	27,839
Mondelez International, Inc. Class A	261	13,345
Motorola Solutions, Inc.	85	11,911
Newmont Corp.	352	21,733
NortonLifeLock, Inc.	633	12,552
Oracle Corp.	303	16,747
PepsiCo, Inc.	224	29,626
Pfizer, Inc.	785	25,670
Philip Morris International, Inc.	277	19,407
Procter & Gamble Co.	242	28,936
Public Service Enterprise Group, Inc.	281	13,814
Security Description	Shares	Value
Public Storage REIT	31	$ 5,949
QUALCOMM, Inc.	116	10,580
Republic Services, Inc.	128	10,502
Target Corp.	259	31,062
Texas Instruments, Inc.	44	5,587
UGI Corp.	21	668
Verizon Communications, Inc.	485	26,738
Walmart, Inc.	231	27,669
Waste Management, Inc.	287	30,396
Western Union Co.	1,145	24,755
Yum! Brands, Inc.	217	18,859
		1,166,791
TOTAL COMMON STOCKS (Cost $1,945,759)		2,044,956

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c) (Cost $27,634)	27,623	27,634
TOTAL INVESTMENTS — 99.2% (Cost $1,973,393)		2,072,590
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		16,417
NET ASSETS — 100.0%		$ 2,089,007
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,241,167	$803,789	$—	$2,044,956
Short-Term Investment	27,634	—	—	27,634
TOTAL INVESTMENTS	$1,268,801	$803,789	$—	$2,072,590
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Industry Breakdown as of June 30, 2020

% of Net Assets
Pharmaceuticals	13.8%
Diversified Telecommunication Services	9.3
Food & Staples Retailing	6.1
Food Products	4.9
Insurance	4.8
IT Services	3.6
Multiline Retail	3.6
Biotechnology	3.5
Software	3.4
Household Products	3.4
Electric Utilities	3.1
Specialty Retail	3.0
Health Care Equipment & Supplies	2.7
Beverages	2.6
Banks	2.3
Tobacco	2.3
Hotels, Restaurants & Leisure	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Communications Equipment	2.0
Commercial Services & Supplies	2.0
Metals & Mining	2.0
Wireless Telecommunication Services	2.0
Automobiles	1.8
Multi-Utilities	1.7
Household Durables	1.5
Trading Companies & Distributors	1.2
Aerospace & Defense	1.0
Technology Hardware, Storage & Peripherals	1.0
Health Care Providers & Services	1.0
Entertainment	0.9
Health Care Technology	0.8
Semiconductors & Semiconductor Equipment	0.8
Gas Utilities	0.8
Oil, Gas & Consumable Fuels	0.4
Electronic Equipment, Instruments & Components	0.3
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$505,244	$477,640	$30	$—	27,623	$27,634	$306
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$530,738	$513,442	$30	$—		$27,634	$326
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020

ASSETS
Investments in unaffiliated issuers, at value	$2,044,956
Investments in affiliated issuers, at value	27,634
Total Investments	2,072,590
Foreign currency, at value	14,610
Cash	604
Dividends receivable — unaffiliated issuers	2,256
Dividends receivable — affiliated issuers	29
Receivable from Adviser	432
Receivable for foreign taxes recoverable	4,417
TOTAL ASSETS	2,094,938
LIABILITIES
Payable for fund shares repurchased	5,501
Advisory fee payable	428
Trustees’ fees and expenses payable	2
TOTAL LIABILITIES	5,931
NET ASSETS	$2,089,007
NET ASSETS CONSIST OF:
Paid-in Capital	$1,974,336
Total distributable earnings (loss)	114,671
NET ASSETS	$2,089,007
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.82
Shares outstanding (unlimited amount authorized, no par value)	212,675
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,945,759
Investments in affiliated issuers	27,634
Total cost of investments	$1,973,393
Foreign currency, at cost	$ 14,543
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 64,610
Dividend income — affiliated issuers	326
Foreign taxes withheld	(4,297)
TOTAL INVESTMENT INCOME (LOSS)	60,639
EXPENSES
Advisory fee	5,692
Trustees’ fees and expenses	30
Miscellaneous expenses	3
TOTAL EXPENSES	5,725
Expenses waived/reimbursed by the Adviser	(5,725)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 60,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,851
Investments — affiliated issuers	30
Foreign currency transactions	(614)
Net realized gain (loss)	11,267
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(153,624)
Foreign currency translations	122
Net change in unrealized appreciation/depreciation	(153,502)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(142,235)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (81,596)
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 60,639	$ 101,470
Net realized gain (loss)	11,267	83,542
Net change in unrealized appreciation/depreciation	(153,502)	(204,703)
Net increase (decrease) in net assets resulting from operations	(81,596)	(19,691)
Distributions to shareholders	(188,440)	(351,241)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	296,196	631,379
Reinvestment of distributions	188,440	351,241
Cost of shares redeemed	(415,467)	(3,326,507)
Net increase (decrease) in net assets from beneficial interest transactions	69,169	(2,343,887)
Net increase (decrease) in net assets during the period	(200,867)	(2,714,819)
Net assets at beginning of period	2,289,874	5,004,693
NET ASSETS AT END OF PERIOD	$2,089,007	$ 2,289,874
SHARES OF BENEFICIAL INTEREST:
Shares sold	28,561	51,951
Reinvestment of distributions	17,400	36,856
Shares redeemed	(41,531)	(288,025)
Net increase (decrease) from share transactions	4,430	(199,218)
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.28	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	(0.58)	0.39	0.36	1.21	0.74
Total from investment operations	(0.30)	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$ 9.82	$11.00	$12.28	$12.03	$10.89
Total return (b)	(3.50)%	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,089	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%	—%	—%	—%(e)	—%(d)
Net investment income (loss)	2.66%	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	57%	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2021 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund, a separate series of State Street Institutional Investment Trust. This waiver may not be terminated prior to April 30, 2021 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended June 30, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $5,725.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Portfolio.
14

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$1,260,086	$1,329,371
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currency gains and losses, passive foreign investment company gains and losses, distribution redesignations and wash sales.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$90,226	$98,214	$188,440
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$ 165,202	$ 186,039	$ 351,241
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Defensive Global Equity Portfolio	$26,317	$—	$—	$88,354	$—	$114,671
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$1,984,436	$182,824	$94,670	$88,154
7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2020.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has
16

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Defensive Global Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Portfolio (the “Portfolio”) (one of the funds constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the funds constituting SSGA Active Trust) at June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$905.90	$0.00	$1,024.90	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Portfolio reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Portfolio hereby designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the Portfolio during the year ended June 30, 2020 in the amount of $98,214.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Defensive Global Equity Portfolio, a series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods. The Board also considered that the Fund underperformed its benchmark for the 1- and 3- year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.
21

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Board also noted that the Adviser is currently waiving the entire advisory fee, so the Adviser was not receiving any economies of scale. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) because no fees were paid to the Adviser, there were currently no economies of scale to share.
22

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
23

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
					December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.
24

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STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President);Since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
25

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and is available, without charge, upon request and by calling 1-866-787-2257.
26

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2020 State Street Corporation -All Rights Reserved
SSITDISCGBLSAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)    The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)        Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the aggregate audit fees billed for professional services rendered by the principal accountant were $273,506 and $257,071, respectively. Audit fees include the performance of the annual audits and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the aggregate tax fees billed for professional services rendered by the principal accountant were $138,894 and $138,894, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2020 and June 30, 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit (the “De Minimis Exception”).

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

(e)

The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2020 (in millions)		FY 2019 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.2		$14.8
Tax Fees	$5.8		$5.3
All Other Fees	$14.2		$16.2

(1)	Information is for the calendar years 2019 and 2018, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit Committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedule of Investments for the SPDR DoubleLine Total Return Tactical ETF is listed below. The Summary Schedule of Investments for this Fund as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.9%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$ 500,000	$ 359,865
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	368,334
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,150,000	941,298
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,615,920
Series REGS, 9.13%, 4/15/2029	150,000	122,440
		3,407,857
AUSTRALIA — 0.1%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	658,000	799,635
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,201,292
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	2,590,000	2,771,093
		4,772,020
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	2,131,328
BRAZIL — 0.3%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	2,700,000	2,724,354
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	800,000	702,392
CSN Islands XI Corp. 6.75%, 1/28/2028 (a)	500,000	425,505
CSN Islands XII Corp. Series REGS, 7.00%, 9/23/2020	2,100,000	1,570,737
CSN Resources SA 7.63%, 4/17/2026 (a)	1,800,000	1,575,828
Globo Comunicacao e Participacoes SA:
4.88%, 1/22/2030 (a)	1,000,000	904,620
Series REGS, 4.84%, 6/8/2025	300,000	300,006
Security Description	Principal Amount	Value
Itau Unibanco Holding SA VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	$ 200,000	$ 165,190
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	85,937
5.88%, 7/15/2024 (a)	130,000	131,754
NBM US Holdings, Inc. 7.00%, 5/14/2026 (a)	400,000	401,676
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	1,000,000	1,026,800
6.90%, 3/19/2049	200,000	210,750
		10,225,549
CANADA — 0.5%
Bank of Nova Scotia 1.63%, 5/1/2023	1,720,000	1,760,042
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	211,893
7.88%, 4/15/2027 (a)	350,000	228,137
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	1,945,000	2,008,874
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	605,763
8.75%, 5/15/2025 (a)	505,000	509,676
GFL Environmental, Inc.:
4.25%, 6/1/2025 (a)	165,000	166,275
5.13%, 12/15/2026 (a)	460,000	474,872
8.50%, 5/1/2027 (a)	171,000	185,974
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	490,000	467,534
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	500,589
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	380,835
MEG Energy Corp.:
7.00%, 3/31/2024 (a)	165,000	141,377
7.13%, 2/1/2027 (a)	620,000	515,084
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	520,000	538,070
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,630,000	4,918,958
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	677,991
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	370,000	364,050
6.50%, 10/15/2027 (a)	375,000	367,984
Tervita Corp. 7.63%, 12/1/2021 (a)	545,000	437,335
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	155,000	146,777
		15,608,090

1

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 8/5/2020	$ 4,314,000	$ 4,319,436
Global Aircraft Leasing Co., Ltd. PIK PIK, 6.50%, 9/15/2024 (a)	525,000	370,681
Grupo Aval, Ltd. Series REGS, 4.38%, 2/4/2030	400,000	382,260
		5,072,377
CHILE — 0.5%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	200,246
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,035,460
Series REGS, 5.00%, 7/14/2025	200,000	193,374
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	3,000,000	3,106,380
Series REGS, VRN, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (b)	400,000	400,492
Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031 (a)	1,000,000	1,089,630
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,565,000	1,629,243
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,568,811
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,300,000	1,382,940
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	213,722
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,000,000	2,077,080
Latam Finance, Ltd. 7.00%, 3/1/2026 (a) (c)	2,700,000	764,532
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,700,000	1,741,565
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	320,940
Transelec SA Series REGS, 4.63%, 7/26/2023	450,000	478,157
VTR Finance N.V. Series REGS, 6.88%, 1/15/2024	500,000	511,460
		16,714,032
Security Description	Principal Amount	Value
CHINA — 0.3%
Baidu, Inc. 3.43%, 4/7/2030	$ 200,000	$ 215,266
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	1,187,706
JD.com, Inc. 3.38%, 1/14/2030	1,800,000	1,921,644
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	767,711
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (a)	2,300,000	2,369,414
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	2,100,000	2,111,592
		8,573,333
COLOMBIA — 0.3%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	210,642
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	700,000	725,403
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,660,662
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,200,000	1,132,956
Ecopetrol SA 6.88%, 4/29/2030	1,300,000	1,489,007
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (a)	500,000	501,060
Geopark, Ltd.:
5.50%, 1/17/2027 (a)	500,000	431,695
Class REGS, 5.50%, 1/17/2027	500,000	431,695
Series REGS, 6.50%, 9/21/2024	700,000	639,233
Grupo Aval, Ltd.:
4.38%, 2/4/2030 (a)	500,000	477,825
Series REGS, 4.75%, 9/26/2022	600,000	607,464
		8,307,642
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,215,730
Series REGS, 7.95%, 5/11/2026	1,200,000	1,208,580
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,161,120

2

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series REGS, 7.00%, 2/1/2023	$ 2,750,000	$ 2,660,900
		7,246,330
FRANCE — 0.1%
Altice France SA 7.38%, 5/1/2026 (a)	725,000	754,841
Total Capital International SA 3.39%, 6/29/2060	1,685,000	1,732,905
		2,487,746
INDIA — 0.3%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,200,000	2,222,704
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	200,000	216,016
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	871,146
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	3,100,000	3,186,936
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	500,000	527,065
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,004,220
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	2,619,378
		10,647,465
INDONESIA — 0.0% (d)
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	504,726
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	997,700	1,037,748
		1,542,474
IRELAND — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	294,555
Avolon Holdings Funding, Ltd. 3.25%, 2/15/2027 (a)	850,000	696,337
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	800,000	791,896
		1,782,788
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,600,688
5.41%, 12/30/2025 (a)	340,000	331,945
Security Description	Principal Amount	Value
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	$ 600,000	$ 675,372
		2,608,005
JAMAICA — 0.0% (d)
Digicel Group 0.5, Ltd. PIK, 8.00%, 4/1/2025 (a)	786,072	226,027
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 1.08%, 3/2/2023 (b)	2,100,000	2,089,017
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 1.87%, 1/17/2023 (b)	2,369,000	2,359,927
		4,448,944
KUWAIT — 0.1%
MEGlobal Canada ULC:
5.00%, 5/18/2025 (a)	1,400,000	1,512,938
5.88%, 5/18/2030 (a)	700,000	792,505
		2,305,443
LUXEMBOURG — 0.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	238,723
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	406,492
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	198,022
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (c)	310,000	178,033
8.50%, 10/15/2024 (a) (c)	540,000	325,021
JSL Europe SA Series REGS, 7.75%, 7/26/2024	1,100,000	1,084,017
		2,430,308
MALAYSIA — 0.1%
Gohl Capital, Ltd. 4.25%, 1/24/2027	1,200,000	1,210,242
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	2,900,000	2,939,469
Petronas Capital, Ltd. 3.50%, 4/21/2030 (a)	400,000	443,116
		4,592,827
MAURITIUS — 0.0% (d)
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,298,687
MEXICO — 0.8%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,513,472

3

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	$ 3,210,000	$ 3,057,076
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	1,264,000	1,207,120
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,200,000	1,229,196
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.38%, 4/17/2025 (a)	1,000,000	1,094,540
BBVA Bancomer SA:
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a) (b)	200,000	195,994
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	2,900,000	2,714,226
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	195,580
Braskem Idesa SAPI 7.45%, 11/15/2029 (a)	200,000	187,134
Cemex SAB de CV Series REGS, 7.75%, 4/16/2026	1,400,000	1,431,682
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	4,370,000	4,556,337
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	1,800,000	1,846,908
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,281,615
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,172,066
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,414,000	763,602
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (a)	1,000,000	928,250
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	373,270
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	2,599,584
		26,347,652
NETHERLANDS — 0.3%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	2,000,000	2,035,620
Series REGS, 5.63%, 8/10/2037	1,700,000	1,745,424
Security Description	Principal Amount	Value
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	$ 150,000	$ 154,138
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	733,079
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	4,000,000	4,016,520
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	400,000	406,376
		9,091,157
NORWAY — 0.0% (d)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	362,502
PANAMA — 0.1%
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	3,700,000	3,792,907
Series REGS, 4.50%, 10/20/2021	200,000	204,224
		3,997,131
PERU — 0.2%
Banco de Credito del Peru:
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b) (e)	700,000	694,281
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (b)	450,000	477,189
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	450,000	458,473
Hunt Oil Co. of Peru LLC Sucursal Del Peru Class REGS, 6.38%, 6/1/2028	1,500,000	1,455,765
Peru LNG S.r.l. Class REGS, 5.38%, 3/22/2030	1,900,000	1,499,765
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	531,000	544,015
		5,129,488
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,338,826
QATAR — 0.1%
Ooredoo International Finance, Ltd.:
Class REGS, 3.25%, 2/21/2023	1,700,000	1,772,607

4

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Class REGS, 3.75%, 6/22/2026	$ 200,000	$ 216,958
		1,989,565
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	4,110,250
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	541,295
Oversea-Chinese Banking Corp., Ltd. Series REGS, 3 Month USD LIBOR + 0.45%, 0.84%, 5/17/2021 (b)	500,000	499,996
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	1,100,000	1,133,275
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	1,800,000	1,817,424
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,076,320
		12,178,560
SOUTH KOREA — 0.0% (d)
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	300,000	308,979
SWITZERLAND — 0.0% (d)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	189,728
THAILAND — 0.0% (d)
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	204,772
UNITED KINGDOM — 0.3%
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	451,224
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	1,023,480
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	632,146
Radiant Access, Ltd. 4.60%, 11/18/2020	3,950,000	3,918,519
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,478,433
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	592,204
		10,096,006
UNITED STATES — 8.9%
AbbVie, Inc.:
3.20%, 11/6/2022	1,450,000	1,524,762
Security Description	Principal Amount	Value
3.85%, 6/15/2024 (a)	$ 1,590,000	$ 1,746,074
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	730,000	758,733
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	372,919
AECOM 5.13%, 3/15/2027	375,000	402,889
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,380,019
Air Lease Corp. 3.25%, 3/1/2025	1,965,000	1,969,814
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	438,900
Air Methods Corp. 8.00%, 5/15/2025 (a)	358,000	252,909
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 1/15/2027 (a)	385,000	384,977
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	620,000	639,394
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	370,000	367,362
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	530,000	556,198
9.75%, 7/15/2027 (a)	435,000	458,286
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	1,070,000	1,074,505
Amazon.com, Inc. 2.80%, 8/22/2024	2,090,000	2,272,018
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	315,269
American Express Co. 2.50%, 8/1/2022	1,980,000	2,052,607
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,897,782
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	243,693
Anthem, Inc. 3.30%, 1/15/2023	3,947,000	4,202,489
Apache Corp. 4.38%, 10/15/2028	355,000	314,271
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	430,000	443,992
Arconic Corp.:
6.00%, 5/15/2025 (a)	170,000	175,770
6.13%, 2/15/2028 (a)	600,000	602,316

5

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Arrow Electronics, Inc. 3.88%, 1/12/2028	$ 1,667,000	$ 1,747,900
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	107,000	103,811
4.75%, 3/1/2030 (a)	107,000	104,340
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,039,679
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	950,743
AT&T, Inc. 3.40%, 5/15/2025	2,780,000	3,050,939
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	655,000	659,775
B&G Foods, Inc.:
5.25%, 4/1/2025	305,000	306,775
5.25%, 9/15/2027	240,000	240,214
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	150,000	151,106
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	2,845,000	2,847,617
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	390,000	369,572
6.25%, 2/15/2029 (a)	300,000	301,671
7.00%, 3/15/2024 (a)	240,000	248,882
7.00%, 1/15/2028 (a)	730,000	752,820
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	250,000	244,228
4.88%, 11/1/2025 (a)	610,000	545,608
Becton Dickinson and Co. 2.89%, 6/6/2022	3,370,000	3,488,455
Boston Properties L.P. 3.65%, 2/1/2026	3,715,000	4,122,313
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	36,695
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	615,000	528,937
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,167,974
Brink's Co. 5.50%, 7/15/2025 (a)	50,000	51,060
Bristol-Myers Squibb Co. 4.35%, 11/15/2047 (a)	3,360,000	4,421,827
Broadcom, Inc. 3.15%, 11/15/2025 (a)	570,000	606,759
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	400,000	376,880
6.75%, 6/1/2027 (a)	184,000	188,357
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	745,000	745,700
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	260,233
5.13%, 3/15/2028 (a)	165,000	161,514
Security Description	Principal Amount	Value
5.25%, 6/1/2026 (a)	$ 370,000	$ 373,659
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	125,000
Carnival Corp. 11.50%, 4/1/2023 (a)	165,000	179,013
Carrier Global Corp. 3.58%, 4/5/2050 (a)	1,080,000	1,054,447
Carvana Co. 8.88%, 10/1/2023 (a)	200,000	200,968
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	175,000	162,159
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	655,000	680,348
Caterpillar, Inc. 3.40%, 5/15/2024	3,346,000	3,669,993
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	370,000	377,359
4.75%, 3/1/2030 (a)	755,000	772,969
5.00%, 2/1/2028 (a)	195,000	201,382
5.75%, 2/15/2026 (a)	1,600,000	1,658,688
CDK Global, Inc. 5.88%, 6/15/2026	200,000	208,150
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	430,000	388,922
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	355,000	243,949
Centene Corp. 4.25%, 12/15/2027	460,000	474,490
Century Communities, Inc. 6.75%, 6/1/2027	360,000	371,261
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	355,000	344,691
5.13%, 12/15/2026 (a)	390,000	389,458
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	369,782
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,573,427
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	750,000	747,345
5.63%, 10/1/2026	455,000	451,583
Cigna Corp.:
4.90%, 12/15/2048	1,610,000	2,122,382
3 Month USD LIBOR + 0.89%, 2.11%, 7/15/2023 (b)	1,665,000	1,663,651
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,779,183
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	440,000	453,649
8.50%, 5/15/2027 (a)	225,000	226,422

6

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	$ 460,000	$ 472,581
5.13%, 7/15/2029 (a)	145,000	150,278
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	395,000	366,430
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	382,001
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	469,113
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a) (e)	440,000	439,622
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	450,562
6.00%, 3/1/2026 (a)	145,000	148,574
Constellation Brands, Inc. 2.88%, 5/1/2030	375,000	397,792
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	351,754
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	505,000	439,456
Credit Acceptance Corp. 6.63%, 3/15/2026	590,000	596,337
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	400,000	410,800
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,860,676
CSC Holdings LLC 5.75%, 1/15/2030 (a)	810,000	842,894
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	559,251
CSX Corp. 3.35%, 9/15/2049	1,935,000	2,147,308
CVS Health Corp. 3.70%, 3/9/2023	3,520,000	3,778,262
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	329,943
Dana, Inc.:
5.38%, 11/15/2027	125,000	124,854
5.63%, 6/15/2028	300,000	298,689
DaVita, Inc. 4.63%, 6/1/2030 (a)	225,000	223,895
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	165,000	153,386
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	130,000	134,189
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	470,000	339,716
Security Description	Principal Amount	Value
Discover Financial Services 4.10%, 2/9/2027	$ 1,885,000	$ 2,065,715
DISH DBS Corp. 5.88%, 11/15/2024	380,000	378,119
Dollar General Corp. 3.50%, 4/3/2030	1,550,000	1,742,975
Dollar Tree, Inc. 4.00%, 5/15/2025	1,068,000	1,200,913
DowDuPont, Inc. 5.42%, 11/15/2048	700,000	920,948
Duke Energy Corp. 2.65%, 9/1/2026	3,535,000	3,836,571
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	205,000	227,530
DXC Technology Co. 4.00%, 4/15/2023	1,835,000	1,924,915
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	574,970
Embarq Corp. 8.00%, 6/1/2036	370,000	415,732
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	177,495
4.75%, 2/1/2030	60,000	57,544
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	240,000	242,722
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	560,863
Energy Transfer Operating L.P. 4.75%, 1/15/2026	955,000	1,042,115
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	1,999,525
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	265,000	130,499
EQM Midstream Partners L.P. 6.50%, 7/1/2027 (a)	135,000	138,734
EQT Corp. 6.13%, 2/1/2025	320,000	318,842
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	610,000	587,253
Essential Utilities, Inc. 3.35%, 4/15/2050	1,885,000	1,978,289
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,409,596
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	157,518
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a) (c)	155,000	30,014
Exxon Mobil Corp. 2.99%, 3/19/2025	1,260,000	1,368,738
FedEx Corp. 4.75%, 11/15/2045	815,000	907,152
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	514,013

7

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
8.25%, 11/15/2026 (a)	$ 500,000	$ 541,215
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	1,415,000	1,798,989
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	635,000	610,578
Ford Motor Co.:
7.45%, 7/16/2031	430,000	451,504
9.00%, 4/22/2025	175,000	189,186
Ford Motor Credit Co. LLC:
4.25%, 9/20/2022	800,000	784,256
5.75%, 2/1/2021	800,000	803,400
Series GMTN, 4.39%, 1/8/2026	600,000	571,044
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a) (c)	510,000	5
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	1,000,000	1,008,780
5.45%, 3/15/2043	300,000	294,894
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	734,036
Frontier Communications Corp.:
7.13%, 1/15/2023 (c)	285,000	85,509
8.00%, 4/1/2027 (a) (c)	410,000	416,539
8.50%, 4/15/2020 (c)	135,000	42,166
8.50%, 4/1/2026 (a) (c)	230,000	217,743
FTS International, Inc. 6.25%, 5/1/2022	320,000	107,856
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	405,000	399,869
General Electric Co. Series MTN, 5.88%, 1/14/2038	700,000	784,630
General Motors Co. 3 Month USD LIBOR + 0.80%, 1.27%, 8/7/2020 (b)	645,000	644,478
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	129,083
3 Month USD LIBOR + 0.99%, 2.36%, 1/5/2023 (b)	2,691,000	2,596,331
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,136,073
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,708,008
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	475,000	403,484
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	293,555
Security Description	Principal Amount	Value
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	$ 740,000	$ 529,840
8.75%, 10/1/2025 (a)	150,000	88,227
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.56%, 5/15/2026 (b)	3,790,000	3,749,674
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	195,000	194,667
7.00%, 5/15/2027 (a)	575,000	593,193
Griffon Corp. 5.75%, 3/1/2028 (a)	835,000	831,087
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	230,405
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	310,000	162,849
Gulfport Energy Corp. 6.38%, 5/15/2025	500,000	249,535
Halliburton Co. 2.92%, 3/1/2030	1,177,000	1,115,678
Hasbro, Inc. 3.50%, 9/15/2027	1,932,000	2,001,475
HCA, Inc.:
4.13%, 6/15/2029	870,000	959,923
5.38%, 9/1/2026	965,000	1,048,395
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	590,000	567,486
5.63%, 2/15/2026 (a)	455,000	450,737
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	278,913
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	421,618
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	429,046
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	135,000	125,322
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	301,741
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	24,896
5.75%, 5/1/2028 (a)	25,000	25,335
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,931,182
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	759,477
Hyundai Capital America 3.00%, 2/10/2027 (a)	2,120,000	2,093,733
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	589,266
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	371,498
6.25%, 5/15/2026	715,000	715,029

8

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	$ 310,000	$ 296,980
8.38%, 5/1/2027	75,000	68,666
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	345,000	360,804
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	246,119
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	438,941
Intel Corp. 3.10%, 2/15/2060	895,000	990,505
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	575,000	549,487
7.00%, 6/15/2025 (a)	250,000	257,460
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	230,000	223,521
iStar, Inc. 4.75%, 10/1/2024	305,000	286,142
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	175,000	179,120
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	190,000	194,585
6.50%, 4/15/2029 (a)	320,000	339,392
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	585,533
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 1.42%, 6/7/2021 (b)	2,040,000	2,055,626
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	777,376
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	85,000	75,630
Kinder Morgan, Inc. 4.30%, 3/1/2028	935,000	1,059,149
Kraft Heinz Foods Co.:
3.95%, 7/15/2025	367,000	392,055
5.00%, 7/15/2035	430,000	472,983
5.20%, 7/15/2045	1,195,000	1,294,842
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	450,000	452,272
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	495,876
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,096,000	3,414,424
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	300,714
4.63%, 9/15/2027 (a)	460,000	462,696
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	410,000	386,339
6.75%, 4/15/2025 (a)	220,000	225,911
Security Description	Principal Amount	Value
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	$ 415,000	$ 404,380
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	960,000	909,840
6.50%, 5/15/2027 (a)	185,000	190,581
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	640,000	529,574
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	364,646
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	626,584
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,885,000	1,937,497
Match Group, Inc.:
4.63%, 6/1/2028 (a)	165,000	167,133
5.00%, 12/15/2027 (a)	775,000	806,604
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027	735,000	760,357
MGM Resorts International:
5.75%, 6/15/2025	453,000	449,430
6.75%, 5/1/2025	420,000	416,329
Micron Technology, Inc. 2.50%, 4/24/2023	765,000	795,057
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a) (e)	510,000	512,688
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	135,000	135,062
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	946,282
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,710,000	3,997,302
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	172,379
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	799,714
MSCI, Inc. 3.63%, 9/1/2030 (a)	115,000	114,608
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	291,284
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	190,427
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	65,000	62,446
8.13%, 7/15/2023 (a)	570,000	584,506

9

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Navient Corp.:
5.00%, 3/15/2027	$ 285,000	$ 242,706
6.50%, 6/15/2022	895,000	879,123
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	585,000	357,669
NetApp, Inc. 1.88%, 6/22/2025	965,000	979,726
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	262,898
5.88%, 2/15/2025	410,000	455,100
New York Life Global Funding 2.30%, 6/10/2022 (a)	2,035,000	2,109,115
Newell Brands, Inc. 4.88%, 6/1/2025	165,000	172,633
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	307,784
NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/2025	1,975,000	2,140,623
NFP Corp.:
6.88%, 7/15/2025 (a)	990,000	976,338
7.00%, 5/15/2025 (a)	50,000	52,500
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	250,000	190,480
Nordstrom, Inc. 8.75%, 5/15/2025 (a)	100,000	107,533
Novelis Corp. 4.75%, 1/30/2030 (a)	235,000	224,503
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	490,345
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,427,482
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	330,000	57,014
6.88%, 3/15/2022	500,000	90,880
Occidental Petroleum Corp.:
2.70%, 8/15/2022	400,000	372,412
3.50%, 8/15/2029	695,000	508,650
8.00%, 7/15/2025 (e)	255,000	256,278
Series 1, 4.10%, 2/1/2021	365,000	365,829
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,794,798
Oracle Corp. 3.60%, 4/1/2050	1,450,000	1,625,899
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	380,000	385,844
7.38%, 6/1/2025 (a)	65,000	66,151
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	750,000	651,135
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	595,000	586,206
Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (a)	$ 235,000	$ 196,192
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	388,000	252,285
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	620,000	580,686
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	726,853
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	554,886
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	307,000	308,081
7.13%, 3/15/2023 (a)	555,000	547,136
PG&E Corp. 5.00%, 7/1/2028	560,000	560,784
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	440,000	440,264
Polaris Intermediate Corp. PIK PIK, 8.50%, 12/1/2022 (a)	200,000	175,968
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	519,654
5.50%, 12/15/2029 (a)	140,000	145,250
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	330,000	311,108
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	513,196
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	472,045
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	414,546
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	195,000	195,778
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	680,000	664,190
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	154,250
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,761,256
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,658,374
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	125,000	131,609
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,970,000	2,053,469
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	486,034
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	537,822

10

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
8.25%, 3/15/2026 (a)	$ 225,000	$ 201,737
Scotts Miracle-Gro Co 4.50%, 10/15/2029	440,000	452,778
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	265,311
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	869,365
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	570,000	566,175
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	505,935
5.50%, 7/1/2029 (a)	340,000	357,945
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	635,272
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	235,000	243,944
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,661,326
Southern Co. Series A, 3.70%, 4/30/2030	1,855,000	2,113,309
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	365,442
Springleaf Finance Corp.:
5.38%, 11/15/2029	250,000	234,048
6.63%, 1/15/2028	125,000	124,418
7.13%, 3/15/2026	324,000	335,210
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,548,930
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,528,142
Staples, Inc.:
7.50%, 4/15/2026 (a)	330,000	259,911
10.75%, 4/15/2027 (a)	150,000	89,003
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	285,000	300,963
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	880,000	750,165
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	300,000	300,264
5.50%, 2/15/2026	570,000	553,630
Sysco Corp.:
3.25%, 7/15/2027	925,000	978,613
3.30%, 2/15/2050	960,000	906,346
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	335,000	327,690
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.88%, 4/15/2026	615,000	611,205
6.50%, 7/15/2027	200,000	202,266
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	610,000	618,699
Security Description	Principal Amount	Value
Tempur Sealy International, Inc. 5.50%, 6/15/2026	$ 937,000	$ 956,302
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	534,040
5.13%, 11/1/2027 (a)	230,000	227,530
6.25%, 2/1/2027 (a)	610,000	605,010
7.00%, 8/1/2025	560,000	545,709
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	149,042
T-Mobile USA, Inc. 3.88%, 4/15/2030 (a)	2,735,000	3,044,192
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	314,140
6.25%, 3/15/2026 (a)	675,000	673,015
6.38%, 6/15/2026	430,000	392,315
8.00%, 12/15/2025 (a)	90,000	94,535
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	585,000	516,467
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	325,000	298,685
Transocean, Inc. 8.00%, 2/1/2027 (a)	310,000	171,222
TRI Pointe Group, Inc. 5.70%, 6/15/2028	410,000	420,242
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	396,527
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	136,000
7.75%, 8/15/2025	282,000	214,777
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	670,000	636,574
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	210,000	210,405
8.00%, 11/1/2026 (a)	385,000	391,711
Union Pacific Corp. 4.30%, 3/1/2049	1,590,000	2,029,762
United Rentals North America, Inc.:
4.00%, 7/15/2030	360,000	348,563
5.25%, 1/15/2030	70,000	72,355
6.50%, 12/15/2026	360,000	378,072
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	185,000	186,698
6.63%, 6/1/2027 (a)	355,000	339,937
Upjohn, Inc. 1.65%, 6/22/2025 (a)	540,000	550,751
US Foods, Inc. 6.25%, 4/15/2025 (a)	35,000	35,610
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	853,400
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,331,240
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	818,824

11

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Vertical US Newco, Inc. 5.25%, 7/15/2027	$ 400,000	$ 400,000
ViaSat, Inc. 6.50%, 7/15/2028 (a)	365,000	366,183
VICI Properties L.P./VICI Note Co., Inc.:
3.75%, 2/15/2027 (a)	70,000	65,708
4.13%, 8/15/2030 (a)	315,000	300,318
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	569,734
13.00%, 5/15/2025 (a)	125,000	131,269
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	175,000	105,424
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	357,240
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	398,084
Waste Management, Inc. 3.45%, 6/15/2029	1,620,000	1,663,659
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	357,780
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	9,697
Wells Fargo & Co.:
3.07%, 1/24/2023	2,000,000	2,072,960
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,920,000	2,130,586
Welltower, Inc. 4.13%, 3/15/2029	3,550,000	3,910,396
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	495,000	480,091
Western Midstream Operating L.P.:
3.10%, 2/1/2025	380,000	361,433
4.05%, 2/1/2030	395,000	379,950
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	104,176
Whiting Petroleum Corp. 6.63%, 1/15/2026 (c)	750,000	133,635
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	499,448
Williams Cos., Inc. 3.75%, 6/15/2027	990,000	1,058,845
Willis North America, Inc. 3.88%, 9/15/2049	1,940,000	2,143,215
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	290,000	212,338
WPX Energy, Inc.:
4.50%, 1/15/2030	245,000	215,576
5.25%, 10/15/2027	435,000	406,877
5.88%, 6/15/2028	315,000	303,676
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	675,000	685,213
WRKCo, Inc. 3.75%, 3/15/2025	1,785,000	1,949,470
Security Description	Principal Amount	Value
Yum! Brands, Inc.:
4.75%, 1/15/2030 (a)	$ 375,000	$ 383,209
7.75%, 4/1/2025 (a)	170,000	183,340
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	455,000	432,691
6.13%, 3/1/2028 (a)	215,000	208,991
		283,615,897
TOTAL CORPORATE BONDS & NOTES (Cost $475,403,973)		476,279,535
ASSET-BACKED SECURITIES — 2.5%
Aaset Trust Series 2019-2, Class A, Class A, 3.38%, 10/16/2039 (a)	1,897,191	1,711,954
AccessLex Institute Series 2004-2, Class A3, Class A3, 3 Month USD LIBOR + 0.19%, 1.18%, 10/25/2024 (b)	1,098,593	1,042,688
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, Class A2, 1 Month USD LIBOR + 0.17%, 0.35%, 1/25/2037 (b)	25,913,056	21,070,086
Ajax Mortgage Loan Trust Series 2017-C, Class A, Class A, 3.75%, 7/25/2060 (a) (f)	5,375,493	5,400,000
CLI Funding VI LLC Series 2019-1A, Class A, Class A, 3.71%, 5/18/2044 (a)	1,339,466	1,322,071
CLNC, Ltd. Series 2019-FL1, Class A, Class A, 1 Month USD LIBOR + 1.25%, 1.44%, 8/20/2035 (a) (b)	3,527,000	3,431,111
DT Auto Owner Trust Series 2019-2A, Class A, Class A, 2.85%, 9/15/2022 (a)	454,615	456,794
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, Class A1, ABS, 1 Month USD LIBOR + .14%, 0.32%, 3/25/2037 (b)	12,213,171	8,165,726
GAIA Aviation, Ltd. Series 2019-1, Class A, Class A, 3.97%, 12/15/2044 (a) (f)	1,700,340	1,448,423
GSAA Home Equity Trust Series 2007-10, Class A2A, Class A2A, 6.50%, 11/25/2037	2,467,425	1,555,744
JOL Air, Ltd. Series 2019-1, Class A, Class A, 3.97%, 4/15/2044 (a)	2,707,368	2,339,582
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.68%, 5/15/2036 (a) (b)	3,382,000	3,093,982

12

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	$ 915,665	$ 922,336
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, Class A1, 2.82%, 2/15/2068 (a)	522,980	526,180
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, Class A1, 3.84%, 12/27/2058 (a) (f)	4,480,545	4,448,914
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,482,500	1,259,358
START Ireland Series 2019-1, Class A, Class A, 4.09%, 3/15/2044 (a)	659,653	583,606
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, Class A5, 1 Month USD LIBOR + 0.16%, 0.34%, 5/25/2036 (b)	2,607,914	2,527,259
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, Class A4, 1 Month USD LIBOR + 0.17%, 0.35%, 12/25/2036 (b)	1,716,473	1,632,145
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,360,000	1,384,581
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, Class AS, 1 Month USD LIBOR + 1.45%, 1.64%, 9/15/2034 (a) (b)	3,527,000	3,394,738
Upstart Securitization Trust Series 2020-1, Class A, ABS, 2.32%, 4/22/2030 (a)	1,747,884	1,746,364
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A, Class A1A, ABS, 2.98%, 3/25/2050 (a) (f)	806,183	799,843
VOLT LXXX LLC Series 2019-NPL6, Class A1A, Class A1A, ABS, 3.23%, 10/25/2049 (a) (f)	2,367,178	2,356,142
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, Class A1A, ABS, 3.23%, 1/25/2050 (a) (f)	6,238,506	6,199,742
TOTAL ASSET-BACKED SECURITIES (Cost $79,916,741)		78,819,369
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
CHILE — 0.0% (d)
Chile Government International Bond 2.45%, 1/31/2031	$ 1,400,000	$ 1,454,208
COLOMBIA — 0.1%
Colombia Government International Bond 2.63%, 3/15/2023	2,400,000	2,432,376
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond:
4.50%, 1/30/2030 (a)	1,700,000	1,544,144
6.40%, 6/5/2049 (a)	1,000,000	915,120
		2,459,264
GUATEMALA — 0.0% (d)
Republic Of Guatemala:
5.38%, 4/24/2032 (a)	400,000	442,344
6.13%, 6/1/2050 (a)	200,000	231,598
		673,942
INDONESIA — 0.1%
Republic Of Indonesia 3.85%, 10/15/2030	3,000,000	3,336,300
MEXICO — 0.1%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (b)	500,000	487,565
Mexico Government International Bond 4.75%, 4/27/2032	1,000,000	1,102,640
		1,590,205
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,353,280
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 1/23/2026	600,000	624,042
2.78%, 1/23/2031	2,350,000	2,506,064
		3,130,106
PHILIPPINES — 0.1%
Philippine Government International Bond:
2.46%, 5/5/2030	800,000	839,704
2.95%, 5/5/2045	600,000	623,664
		1,463,368

13

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
QATAR — 0.1%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	$ 1,800,000	$ 1,928,628
Series REGS, 3.88%, 4/23/2023	800,000	857,960
		2,786,588
SAUDI ARABIA — 0.2%
Saudi Government International Bond:
2.90%, 10/22/2025 (a)	1,800,000	1,909,998
Series REGS, 2.38%, 10/26/2021	1,900,000	1,928,310
Series REGS, 2.88%, 3/4/2023	1,000,000	1,042,810
		4,881,118
SOUTH KOREA — 0.0% (d)
Korea Electric Power Corp. 1.13%, 6/15/2025 (a)	700,000	703,101
THAILAND — 0.0% (d)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.28%, 11/20/2023 (b)	420,000	412,041
UNITED ARAB EMIRATES — 0.0% (d)
Abu Dhabi Government International Bond:
2.50%, 4/16/2025 (a)	500,000	525,575
3.13%, 4/16/2030 (a)	700,000	769,587
		1,295,162
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,937,752)		30,971,059
	Shares
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Tapstone Energy Holdings (g) (h)	5,920	—
Weatherford International PLC (h)	2,071	4,080
		4,080
TOTAL COMMON STOCKS (Cost $47,619)		4,080
Security Description	Shares	Value
CONVERTIBLE BONDS — 0.0% (d)
JAMAICA — 0.0% (d)
Digicel Group 0.5, Ltd. PIK (a)	579,635	$ 49,269
TOTAL CONVERTIBLE BONDS (Cost $49,269)		49,269
	Principal Amount
SENIOR FLOATING RATE LOANS — 3.0%
ADVERTISING SERVICES — 0.0% (d)
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 12/17/2026	$ 462,676	443,012
AEROSPACE & DEFENSE — 0.0% (d)
TransDigm, Inc. Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.43%, 5/30/2025	1,131,910	1,022,523
AIRLINES — 0.0% (d)
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.93%, 1/29/2027	145,000	111,360
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 6/25/2027 (i)	505,000	501,897
		613,257
AUTO COMPONENTS — 0.0% (d)
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 4 Month USD LIBOR + 3.25%, 3.56%, 3/20/2025	519,360	470,185
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 4/30/2026	283,750	271,336
		741,521

14

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
BROADCAST SERV/PROGRAM — 0.1% (d)
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.50%, 2.68%, 5/1/2026	$ 1,223,835	$ 1,160,923
BUILDING PRODUCTS — 0.0% (d)
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.94%, 4/12/2025	179,945	172,016
CASINO SERVICES — 0.0% (d)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 7/10/2025	389,315	387,925
CHEMICALS — 0.1%
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024	158,636	154,967
Diamond (BC) B.V. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.76%, 9/6/2024	582,015	537,395
Illuminate Buyer, LLC , 6/16/2027 (i)	695,000	685,791
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 2.81%, 3/1/2026	142,168	136,048
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 4.36%, 6/26/2025	636,751	614,201
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.19%, 10/1/2025	582,489	548,996
		2,677,398
COMMERCIAL SERVICES — 0.0% (d)
IRI Holdings, Inc. , 4.61%, 12/1/2025	389,013	370,535
	Principal Amount	Value
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 4.07%, 2/5/2026	$ 745,539	$ 710,126
		1,080,661
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 7/10/2026	1,019,875	992,818
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 1.93%, 1/15/2027	314,213	297,275
Asurion LLC Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.68%, 8/4/2025	410,000	408,975
Dealer Tire, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 12/12/2025	44,775	42,909
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.26%, 7/24/2026	273,355	265,155
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/27/2025	698,214	678,141
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 6 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026	511,759	493,369
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 10/1/2025	2,074,470	2,029,350
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.68%, 8/27/2025	1,223,707	1,186,842
		6,394,834
COMMUNICATIONS EQUIPMENT — 0.0% (d)
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 12/15/2024	527,476	488,706

15

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
COMPUTER SERVICES — 0.1%
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 5/1/2024	$ 1,233,641	$ 1,175,814
CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.45%, 6/21/2024	398,498	366,286
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.81%, 4/6/2026	258,736	222,836
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.81%, 4/6/2026	481,249	414,476
		1,003,598
CONSTRUCTION MATERIALS — 0.0% (d)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 10/25/2023	226,711	221,043
CONSUMER FINANCE — 0.0% (d)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 2/1/2027	140,000	137,841
CONTAINERS & PACKAGING — 0.1% (d)
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75%, 1.93%, 2/4/2027	274,312	265,103
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 2.93%, 2/5/2023	899,284	861,451
		1,126,554
CONTAINERS-PAPER/PLASTIC — 0.0% (d)
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.43%, 12/29/2023	545,000	522,323
	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 4.00%, 7/12/2024	$ 1,228,682	$ 1,178,644
Mister Car Wash Holdings, Inc. Senior Secured 2019 Term Loan B, 2 Month USD LIBOR + 3.25%, 4.38%, 5/14/2026	462,664	419,361
		1,598,005
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	835,000	813,779
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 7/21/2025	394,000	377,562
Trans Union LLC Senior Secured 2019 Term Loan B5, 1.93%, 11/16/2026	202,892	194,650
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	1,404,122	1,346,784
		2,732,775
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 3/15/2027 (i)	897,744	849,553
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.00%, 11/27/2023	1,237,174	1,236,209
Senior Secured 2020 DIP Term Loan, 5.05%, 7/14/2021	93,014	94,671
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.93%, 3/1/2027	957,531	908,629
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.93%, 12/7/2026	218,900	211,148
		3,300,210

16

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	$ 314,461	$ 307,255
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 5.00%, 4/17/2024	4,555	4,555
ENTERTAINMENT — 0.0% (d)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 10/19/2026	338,802	325,492
FINANCE-OTHER SERVICES — 0.0% (d)
RPI Intermediate Finance Trust:
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.75%, 1.93%, 2/11/2027	318,125	308,979
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.75%, 1.93%, 2/11/2027	383,075	374,297
		683,276
FOOD & BEVERAGE — 0.0% (d)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan, 6/19/2025 (i)	475,000	447,911
Elanco Animal Health Incorporated Senior Secured Term Loan B, 2/4/2027 (i)	345,000	329,906
		777,817
FOOD & STAPLES RETAILING — 0.0% (d)
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.43%, 10/22/2025	203,967	195,568
FOOD PRODUCTS — 0.1%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 2 Month USD LIBOR + 2.00%, 3.07%, 5/1/2026	1,401,315	1,345,655
	Principal Amount	Value
FOOD-MISC/DIVERSIFIED — 0.0% (d)
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 2.43%, 1/29/2027	$ 430,000	$ 405,546
Hearthside Food Solutions, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 3.87%, 5/23/2025	592,121	565,784
		971,330
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/2024	397,949	330,214
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 4.82%, 2/11/2026	274,178	266,638
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.93%, 2/27/2026	546,121	480,586
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.07%, 6/7/2023	698,681	675,477
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.93%, 10/10/2025	332,152	220,881
Global Medical Response, Inc. Senior Secured 2018 Term Loan B1, 3 Month USD LIBOR + 3.25%, 4.25%, 4/28/2022	432,780	417,744
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	710,000	677,063
Pathway Vet Alliance LLC:
Senior Secured 2020 Delayed Draw Term Loan, 3/31/2027 (i)	73,660	71,966
Senior Secured 2020 Term Loan, 3/31/2027 (i)	905,889	885,056

17

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 11/17/2025	$ 367,574	$ 345,691
Sotera Health Holdings, LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	822,937	806,051
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	174,100	134,493
Zelis Healthcare Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 4.93%, 9/30/2026	104,475	102,824
		5,414,684
HOTELS, RESTAURANTS & LEISURE — 0.2%
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.93%, 7/31/2024	994,729	941,575
Caesars Entertainment Operating Company Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 2.18%, 10/7/2024	592,736	590,792
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 12/23/2024	1,131,298	1,010,215
Carnival Corporation Senior Secured USD Term Loan B, 6/30/2025 (i)	640,000	619,200
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.06%, 9/18/2024	225,065	192,045
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50%, 3.25%, 10/4/2023	334,879	268,740
Life Time Fitness, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/10/2022	596,798	533,764
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 2.25%, 3.00%, 10/15/2025	232,055	217,648
	Principal Amount	Value
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.07%, 5/29/2026	$ 157,503	$ 105,062
Vertical US Newco Inc Senior Secured USD Term Loan B, 7/1/2027 (i)	1,625,000	1,592,500
		6,071,541
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
Calpine Corporation:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.18%, 8/12/2026	79,400	76,557
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 2.43%, 4/5/2026	982,801	950,453
		1,027,010
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 2/15/2027	841,748	798,397
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 2/12/2027	1,223,982	1,174,258
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 12/31/2025	841,084	796,629
		2,769,284
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 5/31/2025	216,239	160,941
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.07%, 11/21/2024	501,707	485,043
		645,984
INTERNET & CATALOG RETAIL — 0.0% (d)
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.68%, 2/12/2027	104,475	91,677

18

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
Uber Technologies, Inc. Senior Secured 2018 Term Loan, 5.00%, 4/4/2025	$ 902,697	$ 870,286
		961,963
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 6/15/2025	704,870	652,590
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 3.81%, 8/1/2024	453,298	366,604
Science Applications International Corporation Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 2.25%, 2.43%, 3/12/2027	356,250	348,234
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	859,064	807,859
VS Buyer LLC Senior Secured Term Loan B, 3.43%, 2/28/2027	1,032,412	1,000,150
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.94%, 10/10/2025	288,696	274,622
		3,450,059
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 9/27/2024	712,297	677,352
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 3/29/2025	1,391,774	1,329,144
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 1.93%, 3/1/2027	239,400	228,778
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.36%, 3/28/2025	289,592	266,064
		1,823,986
	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% (d)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.26%, 8/21/2026	$ 69,475	$ 63,361
MEDIA — 0.2%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 2.68%, 4/15/2027	1,407,853	1,340,853
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 2.92%, 9/18/2026	1,186,372	1,132,778
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 2/1/2024	771,024	738,402
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.75%, 7.00%, 12/17/2021	361,692	260,166
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.69%, 9/30/2026	277,900	266,089
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 2.68%, 1/31/2028	1,348,421	1,291,282
		5,029,570
METAL-DIVERSIFIED — 0.0% (d)
Covia Holdings Corporation Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 5.39%, 6/1/2025	169,041	97,041
MRI/MEDICAL DIAG IMAGING — 0.0% (d)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 2.06%, 6/11/2025	454,207	442,191
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, 5.67%, 7/9/2025	573,810	536,105
		978,296

19

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
OIL REFINING & MARKETING — 0.0% (d)
Gulf Finance, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 8/25/2023	$ 347,796	$ 227,516
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
EG America LLC Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 4.00%, 5.07%, 2/7/2025	179,878	169,385
Pacific Gas & Electric Company Senior Secured 2020 Exit Term Loan B, 5.50%, 6/23/2025	605,000	595,320
		764,705
PERSONAL PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured 2015 Term Loan B, 2 Month USD LIBOR + 4.00%, 5.00%, 5/15/2023	485,000	463,449
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.19%, 6/2/2025	383,119	373,447
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.94%, 11/27/2025	924,000	895,897
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Week USD LIBOR + 2.00%, 2.11%, 11/15/2027	24,875	24,018
		1,293,362
PIPELINES — 0.1%
Blackstone CQP Holdco L.P. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.81%, 9/30/2024	572,111	549,704
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.92%, 11/1/2026	483,787	465,041
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.18%, 5/22/2026	699,964	626,467
		1,641,212
	Principal Amount	Value
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 4.18%, 2/6/2026	$ 1,236,900	$ 1,208,297
PUBLISHING-BOOKS — 0.0% (d)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 4.69%, 2/19/2026	241,145	215,825
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Forest City Enterprises, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.68%, 12/8/2025	372,606	350,249
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 1.94%, 12/20/2024	1,423,068	1,330,128
		1,680,377
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.57%, 6/30/2024	254,052	113,054
RETAIL-RESTAURANTS — 0.0% (d)
IRB Holding Corp Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	732,125	678,655
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 7/31/2026	307,679	296,478
		975,133
ROAD & RAIL — 0.0% (d)
Genesee & Wyoming Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 1.10%, 2.31%, 12/30/2026	513,713	496,010

20

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (d)
ON Semiconductor Corporation Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.18%, 9/19/2026	$ 233,238	$ 224,710
SOFTWARE — 0.6%
Almonde, Inc. Senior Secured USD 2nd Lien Term Loan, 6 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025	145,000	126,391
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.18%, 10/30/2026	1,238,775	1,202,968
Castle US Holding Corp. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.06%, 1/29/2027	1,277,333	1,171,953
Cengage Learning, Inc. Senior Secured 2016 Term Loan B, 6 Month USD LIBOR + 4.25%, 5.25%, 6/7/2023	542,021	441,747
Cornerstone OnDemand, Inc. Senior Secured Term Loan B, 5.35%, 4/22/2027	365,000	359,755
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	1,055,485	927,628
Greeneden U.S. Holdings II, LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 12/1/2023	1,227,018	1,185,391
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 7/1/2024	1,228,942	1,198,120
Informatica LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.43%, 2/25/2027	204,487	196,410
Kronos, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.18%, 11/1/2023	1,019,551	1,018,833
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 11/29/2024	1,078,569	1,011,272
	Principal Amount	Value
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.38%, 4/26/2024	$ 716,308	$ 692,430
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 3.43%, 8/1/2025	1,044,697	1,005,521
Solera, LLC Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.93%, 3/3/2023	1,420,957	1,377,042
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.25%, 9/30/2022	1,233,354	1,207,145
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.83%, 3/5/2027	1,040,000	1,001,556
Tech Data Corporation Senior Secured ABL Term Loan, 6/30/2025 (j)	1,125,000	1,116,563
Tibco Software Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 6/30/2026	1,039,712	985,127
Ultimate Software Group Inc(The):
Senior Secured 2020 2nd Lien Incremental Term Loan, 5/3/2027 (i)	95,000	96,841
Senior Secured 2020 Incremental Term Loan B, 5/4/2026 (i)	870,000	861,235
Ultimate Software Group, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 3.93%, 5/4/2026	1,414,312	1,373,892
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.43%, 7/2/2025	1,392,388	1,319,218
		19,877,038
SPECIALTY RETAIL — 0.0% (d)
Bass Pro Group LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 6.07%, 9/25/2024	398,974	385,437
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 3/11/2022	722,185	714,634
		1,100,071

21

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
TELECOM SERVICES — 0.0% (d)
Connect Finco Sarl Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	$ 144,638	$ 136,593
T-Mobile USA, Inc. Senior Secured 2020 Term Loan, 3.18%, 4/1/2027	695,000	694,684
		831,277
TELECOMMUNICATION EQUIP — 0.0% (d)
Altice France S.A. Senior Secured 2018 Term Loan B13, 1 Month USD LIBOR + 4.00%, 4.18%, 8/14/2026	763,063	736,764
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.68%, 11/30/2025	180,974	149,418
		886,182
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 2.67%, 1/2/2026	1,209,581	1,174,884
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.76%, 11/1/2024	832,870	801,637
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
HD Supply, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 1.75%, 1.93%, 10/17/2023	340,666	331,298
TRANSPORT-AIR FREIGHT — 0.0% (d)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026	561,988	456,615
TOTAL SENIOR FLOATING RATE LOANS (Cost $99,567,400)		95,384,670
	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.7%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	$ 2,551,556	$ 2,685,813
2.50%, 2/1/2035	6,919,572	7,242,938
2.50%, 11/1/2039	16,297,863	17,016,431
3.00%, 11/1/2042	13,492,266	14,432,538
3.00%, 12/1/2042	12,272,020	12,951,872
3.00%, 1/1/2045	2,033,872	2,158,141
3.00%, 2/1/2045	1,416,688	1,499,142
3.00%, 3/1/2045	1,490,947	1,577,723
3.00%, 4/1/2045	32,473,758	34,425,999
3.00%, 5/1/2045	5,389,182	5,702,843
3.00%, 8/1/2045	14,693,795	15,549,001
3.00%, 7/1/2047	5,095,356	5,377,632
3.50%, 2/1/2045	2,363,298	2,534,329
3.50%, 4/1/2045	24,724,943	26,819,073
3.50%, 6/1/2045	11,510,457	12,558,476
3.50%, 10/1/2045	13,488,940	14,716,095
3.50%, 2/1/2046	11,250,905	11,939,271
4.00%, 4/1/2047	25,805,294	27,679,797
4.00%, 7/1/2047	7,906,203	8,428,653
4.00%, 10/1/2047	16,550,904	17,644,603
4.50%, 6/1/2044	1,738,761	1,925,366
Series 326, Class 300, Class 300, CMO, 3.00%, 3/15/2044	25,587,484	27,573,227
Series 358, Class 300, Class 300, CMO, 3.00%, 10/15/2047	27,385,451	30,227,062
Series 3822, Class ZG, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,952,428	4,499,924
Series 3852, Class NS, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.82%, 5/15/2041 (b)	8,493,625	1,331,221
Series 3889, Class VZ, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	7,376,005	7,922,474
Series 3935, Class SJ, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 6.47%, 5/15/2041 (b)	1,464,154	152,438
Series 4120, Class KA, Class KA, CMO, REMIC, 1.75%, 10/15/2032	11,547,176	11,863,840
Series 4165, Class ZT, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,601,900	17,365,502
Series 4215, Class KC, Class KC, CMO, REMIC, 2.25%, 3/15/2038	3,357,698	3,370,907

22

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
Series 4364, Class ZX, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	$ 30,247,271	$ 34,363,916
Series 4434, Class LZ, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,502,296	3,895,569
Series 4444, Class CZ, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,841,753	14,304,621
Series 4447, Class A, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,320,546	1,355,478
Series 4447, Class Z, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,238,593	4,711,230
Series 4471, Class BA, Class BA, CMO, REMIC, 3.00%, 12/15/2041	4,603,116	4,776,340
Series 4471, Class GA, Class GA, CMO, REMIC, 3.00%, 2/15/2044	7,791,527	8,145,818
Series 4474, Class ZX, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,678,686	14,457,796
Series 4481, Class B, Class B, CMO, REMIC, 3.00%, 12/15/2042	4,834,606	5,045,954
Series 4483, Class CA, Class CA, CMO, REMIC, 3.00%, 6/15/2044	9,506,026	9,946,735
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	8,306,495	8,338,818
Series 4491, Class B, Class B, CMO, REMIC, 3.00%, 8/15/2040	6,923,552	7,022,138
Series 4492, Class GZ, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,970,752	9,773,462
Series 4499, Class AB, Class AB, CMO, REMIC, 3.00%, 6/15/2042	9,478,992	9,819,812
Series 4504, Class CA, Class CA, CMO, REMIC, 3.00%, 4/15/2044	9,895,653	10,320,462
Series 4511, Class QA, Class QA, CMO, REMIC, 3.00%, 1/15/2041	5,070,958	5,132,574
Series 4511, Class QC, Class QC, CMO, REMIC, 3.00%, 12/15/2040	5,248,679	5,326,362
Series 4533, Class AB, Class AB, CMO, REMIC, 3.00%, 6/15/2044	7,149,061	7,530,572
Series 4543, Class HG, Class HG, CMO, REMIC, 2.70%, 4/15/2044	13,514,441	14,023,198
	Principal Amount	Value
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	$ 10,296,369	$ 10,892,408
Series 4629, Class KA, Class KA, CMO, REMIC, 3.00%, 3/15/2045	29,200,258	30,264,502
Series 4750, Class PA, Class PA, 3.00%, 7/15/2046	15,559,455	16,160,884
Series 4792, Class A, Class A, CMO, REMIC, 3.00%, 5/15/2048	14,259,507	14,902,499
Series 4951, Class EA, Class EA, CMO, 2.50%, 9/15/2044	10,799,055	11,178,289
Federal National Mortgage Association:
2.00%, 7/1/2035	2,000,000	2,071,473
2.22%, 12/1/2029	5,400,000	5,820,132
2.29%, 10/1/2031	3,508,000	3,786,430
2.32%, 12/1/2029	7,600,000	8,232,280
2.41%, 10/1/2029	25,000,000	27,198,898
2.44%, 1/1/2032	16,600,000	18,126,496
2.50%, 2/1/2035	3,013,149	3,153,959
2.50%, 12/1/2039	10,112,083	10,557,921
2.50%, 4/1/2040	24,592,166	25,700,847
2.50%, 9/1/2046	4,175,901	4,340,977
2.50%, 2/1/2047	11,119,728	11,682,292
2.69%, 8/1/2030	24,295,242	26,806,839
1 Year CMT + 1.67% 2.70%, 5/1/2044 (b)	11,219,295	11,610,465
2.80%, 11/1/2039	10,034,000	11,023,822
3.00%, 5/1/2035	7,223,905	7,663,822
3.00%, 10/1/2041	23,823,679	25,145,206
3.00%, 3/1/2043	4,356,635	4,653,864
3.00%, 7/1/2043	7,026,576	7,396,613
3.00%, 1/1/2045	1,369,829	1,430,102
3.00%, 3/1/2045	2,114,764	2,237,217
3.00%, 4/1/2045	8,140,783	8,478,009
3.00%, 7/1/2045	26,330,845	28,127,252
3.00%, 10/1/2046	6,677,251	7,047,646
3.00%, 2/1/2047	21,755,198	22,961,984
3.00%, 11/1/2048	13,277,897	14,014,437
3.00%, 10/1/2049	7,423,618	7,838,771
3.00%, 4/1/2053	15,114,199	16,416,111
3.50%, 9/1/2034	1,891,026	2,027,936
3.50%, 12/1/2034	1,703,539	1,826,875
3.50%, 2/1/2035	1,085,586	1,164,182
3.50%, 1/1/2045	11,744,279	12,783,733
3.50%, 2/1/2045	3,476,062	3,726,775
3.50%, 6/1/2045	10,935,636	11,928,441
4.50%, 3/1/2044	1,856,932	2,055,361
4.50%, 6/1/2044	915,638	1,013,481
4.50%, 7/1/2044	770,842	853,212
4.50%, 2/1/2045	1,148,627	1,271,367

23

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
Series 2010-109, Class N, Class N, CMO, REMIC, 3.00%, 10/25/2040	$ 2,188,501	$ 2,334,080
Series 2011-51, Class CI, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.82%, 6/25/2041 (b)	5,233,243	946,283
Series 2012-101, Class AP, Class AP, CMO, REMIC, 2.00%, 8/25/2040	4,412,288	4,452,652
Series 2012-127, Class PA, Class PA, CMO, REMIC, 2.75%, 11/25/2042	2,957,867	3,139,794
Series 2012-151, Class SB, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.74%, 1/25/2043 (b)	1,167,097	1,218,082
Series 2013-114, Class HZ, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,340,698	18,889,127
Series 2013-18, Class CD, Class CD, CMO, REMIC, 1.50%, 10/25/2027	3,566,191	3,615,554
Series 2013-30, Class PS, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.74%, 4/25/2043 (b)	1,718,187	1,786,342
Series 2014-21, Class GZ, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,660,718	7,065,039
Series 2014-39, Class ZA, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,527,889	10,084,961
Series 2015-42, Class CA, Class CA, CMO, REMIC, 3.00%, 3/25/2044	5,965,776	6,233,101
Series 2015-9, Class HA, Class HA, CMO, REMIC, 3.00%, 1/25/2045	8,395,045	9,063,949
Series 2015-95, Class AP, Class AP, CMO, REMIC, 3.00%, 8/25/2042	8,684,499	9,083,665
Series 2016-21, Class BZ, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,894,931	5,437,861
Series 2016-32, Class LA, Class LA, CMO, REMIC, 3.00%, 10/25/2044	9,776,297	10,232,465
Series 2016-72, Class PA, Class PA, CMO, REMIC, 3.00%, 7/25/2046	15,074,517	16,114,122
Series 2016-81, Class PA, Class PA, CMO, REMIC, 3.00%, 2/25/2044	20,111,522	21,076,480
	Principal Amount	Value
Series 2016-9, Class A, Class A, CMO, REMIC, 3.00%, 9/25/2043	$ 8,447,557	$ 8,957,551
Series 2016-92, Class A, Class A, CMO, REMIC, 3.00%, 4/25/2042	25,610,392	27,381,646
Series 2017-13, Class CA, Class CA, CMO, REMIC, 2.50%, 10/25/2043	12,620,517	12,708,682
Series 2017-15, Class MA, Class MA, CMO, REMIC, 3.00%, 2/25/2042	10,866,964	11,346,032
Series 2017-18, Class A, Class A, CMO, REMIC, 3.00%, 8/25/2042	28,657,321	29,233,722
Series 2017-32, Class CA, Class CA, CMO, REMIC, 3.00%, 10/25/2042	26,861,698	28,137,043
Series 2017-87, Class BA, Class BA, CMO, REMIC, 3.00%, 12/25/2042	23,019,890	23,739,898
Series 2017-9, Class EA, Class EA, CMO, REMIC, 3.00%, 10/25/2042	42,408,690	43,214,625
Series 2018-27, Class JA, Class JA, CMO, REMIC, 3.00%, 12/25/2047	10,401,193	10,893,296
Series 2018-38, Class JB, Class JB, CMO, REMIC, 3.00%, 6/25/2048	8,658,726	9,011,637
Series 2018-M10, Class A1, Class A1, 3.50%, 7/25/2028 (b)	12,976,984	14,408,594
Government National Mortgage Association:
Series 2013-169, Class SE, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.85%, 11/16/2043 (b)	1,961,215	240,073
Series 2013-34, Class PL, Class PL, CMO, REMIC, 3.00%, 3/20/2042	8,049,688	8,271,592
Series 2014-43, Class PS, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 5.99%, 7/20/2042 (b)	5,270,990	544,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,273,430,363)		1,331,899,563
U.S. TREASURY OBLIGATIONS — 26.2%
Treasury Bill:
0.11%, 7/2/2020	66,000,000	65,999,830
0.12%, 8/6/2020	20,600,000	20,597,528
0.16%, 11/27/2020	20,000,000	19,986,342

24

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
0.17%, 12/3/2020	$ 70,000,000	$ 69,953,285
Treasury Notes:
0.13%, 4/30/2022	31,000,000	30,979,414
1.50%, 2/15/2030	32,000,000	34,595,000
1.63%, 5/15/2026	113,200,000	121,292,032
2.13%, 2/29/2024	81,100,000	86,770,664
2.13%, 7/31/2024	103,800,000	111,763,406
2.25%, 11/15/2025	123,900,000	136,502,953
2.38%, 1/31/2023	29,800,000	31,490,219
2.38%, 5/15/2029	43,100,000	49,740,094
2.63%, 2/15/2029	18,500,000	21,679,688
2.88%, 8/15/2028	18,900,000	22,384,687
3.13%, 11/15/2028	8,800,000	10,639,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $782,550,551)		834,374,892
MORTGAGE-BACKED SECURITIES — 5.2%
Alternative Loan Trust:
Series 2005-79CB, Class A4, Class A4, CMO, 5.50%, 1/25/2036	5,262,493	4,429,097
Series 2006-24CB, Class A9, Class A9, CMO, 6.00%, 8/25/2036	3,537,705	2,771,290
Series 2006-43CB, Class 1A12, Class 1A12, CMO, 5.75%, 2/25/2037	3,166,669	2,421,451
Angel Oak Mortgage Trust I Series 2018-1, Class A1, Class A1, 3.26%, 4/27/2048 (a) (b)	3,292,614	3,335,725
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, Class 1CB2, CMO, 5.50%, 10/25/2035	3,555,944	3,542,577
Banc of America Funding Trust:
Series 2006-8T2, Class A4, Class A4, CMO, 5.83%, 10/25/2036 (f)	3,104,203	2,936,634
Series 2007-5, Class CA1, Class CA1, CMO, 6.00%, 7/25/2037	4,810,503	4,097,289
BANK Series 2017-BNK6, Class XA, IO, 0.97%, 7/15/2060 (b)	53,888,531	2,133,878
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03% 1.21%, 8/15/2036 (a) (b)	2,449,000	2,285,277
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.38%, 8/15/2036 (a) (b)	863,000	790,992
	Principal Amount	Value
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 1.88%, 8/15/2036 (a) (b)	$ 983,000	$ 876,829
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 2.68%, 8/15/2036 (a) (b)	1,982,000	1,747,879
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 3.68%, 8/15/2036 (a) (b)	1,974,000	1,468,198
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 10/15/2037 (a) (b)	205,725	192,067
BCAP LLC Trust Series 2010-RR4, Class 3212, Class 3212, CMO, 6.45%, 1/26/2037 (a) (b)	9,703,751	8,759,005
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.27%, 9/15/2037 (a) (b)	223,671	199,127
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.25%, 12/15/2037 (a) (b)	1,068,000	1,055,481
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, Class 3A14, CMO, 5.50%, 8/25/2035	1,039,708	853,546
Series 2007-12, Class A9, Class A9, CMO, 5.75%, 8/25/2037	3,233,851	2,602,294
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 3.18%, 11/15/2036 (a) (b)	2,407,000	2,189,940
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 3.93%, 11/15/2036 (a) (b)	1,138,000	1,013,062
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, Class 1A1A, CMO, 4.00%, 3/25/2037 (b)	2,728,386	2,473,389
Series 2007-AR5, Class 1A2A, Class 1A2A, CMO, 4.00%, 4/25/2037 (b)	1,425,172	1,315,572
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, Class 1A7, CMO, 6.00%, 1/25/2037	6,088,083	5,909,093

25

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 9/15/2033 (a) (b)	$ 347,000	$ 330,934
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 8/15/2035 (a) (b)	480,711	462,220
Credit Suisse Mortgage Trust Series 2017-MOON, Class E, Class E, 3.30%, 7/10/2034 (a) (b)	3,181,000	3,094,401
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (b)	64,595,097	2,547,850
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, Class 7A7, CMO, 6.00%, 8/25/2036	1,851,763	1,900,888
CSMC Trust Series 2020-RPL2, Class A12, Class A12, CMO, 3.55%, 2/25/2060 (a)	12,472,941	12,557,285
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.99%, 5/15/2035 (a) (b)	3,086,062	3,018,643
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.19%, 4/15/2036 (a) (b)	2,381,692	2,304,287
FMC GMSR Issuer Trust Series 2019-GT2, Class A, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	2,936,288
FWD Securitization Trust Series 2019-INV1, Class A3, Class A3, 3.11%, 6/25/2049 (a) (b)	2,068,755	2,067,711
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.92%, 12/15/2036 (a) (b)	100,000	89,101
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.27%, 8/10/2050 (b)	40,531,865	2,445,368
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 1.08%, 7/15/2031 (a) (b)	650,000	630,812
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 1.78%, 7/15/2031 (a) (b)	650,000	600,854
Series 2018-TWR, Class E, Class E, 1 Month USD LIBOR + 2.10% 2.28%, 7/15/2031 (a) (b)	650,000	594,148
	Principal Amount	Value
Series 2018-TWR, Class F, Class F, 1 Month USD LIBOR + 2.80% 2.98%, 7/15/2031 (a) (b)	$ 650,000	$ 580,989
Series 2018-TWR, Class G, Class G, 1 Month USD LIBOR + 3.92% 4.11%, 7/15/2031 (a) (b)	650,000	559,025
Series 2019-SOHO, Class E, Class E, 1 Month USD LIBOR + 1.87% 2.06%, 6/15/2036 (a) (b)	3,411,000	3,173,215
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, Class 1A1, CMO, 1 Month USD LIBOR + .22%, 0.40%, 8/25/2046 (b)	16,024,100	5,342,850
Headlands Residential Series 2019-RPL1, Class NOTE, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,100,000	4,086,397
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.18%, 6/15/2032 (a) (b)	2,722,630	2,559,034
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.90%, 12/15/2049 (b)	55,545,930	1,887,797
NRPL Trust:
Series 2018-2A, Class A1, Class A1, CMO, 4.25%, 7/25/2067 (a) (f)	4,310,145	4,374,485
Series 2019-3A, Class A1, Class A1, CMO, 3.00%, 7/25/2059 (a) (f)	5,139,928	5,126,697
OBX Trust Series 2018-1, Class A2, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 0.83%, 6/25/2057 (a) (b)	734,552	724,911
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, Class A, 1 Month USD LIBOR + 2.75%, 2.93%, 5/27/2023 (a) (b)	4,173,696	3,633,098
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 1.94%, 6/15/2033 (a) (b)	3,945,000	3,888,090
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.24%, 6/15/2033 (a) (b)	1,686,000	1,662,210
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, Class MV, 3.00%, 2/25/2059	17,342,887	19,402,074

26

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, Class 4A3, CMO, 4.33%, 9/25/2036 (b)	$ 642,522	$ 600,603
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.87%, 7/19/2034 (b)	2,001,163	1,860,399
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.72%, 6/15/2050 (b)	22,640,083	1,849,245
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, Class 2CB1, CMO, 5.50%, 10/25/2035	1,462,063	1,462,063
Series 2006-5, Class 3A2, Class 3A2, CMO, 6.00%, 7/25/2036 (f)	2,976,871	1,039,182
Series 2007-2, Class 1A3, Class 1A3, CMO, 6.00%, 4/25/2037	5,521,017	4,955,369
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, Class A1, CMO, 4.56%, 8/25/2037 (b)	2,667,773	2,513,765
TOTAL MORTGAGE-BACKED SECURITIES (Cost $173,048,709)		166,261,980
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.2%
BANK Series 2017-BNK4, Class XA, Class XA, IO, 1.57%, 5/15/2050 (b)	29,840,329	2,032,569
BBCMS 2017-DELC Mortgage Trust Series 2017-DELC, Class A, Class A, 1.03%, 8/15/2036 (a) (b)	2,552,000	2,435,466
BX Trust:
Series 2017-APPL, Class E, Class E, 1 Month USD LIBOR + 3.15% 3.33%, 7/15/2034 (a) (b)	1,280,181	1,191,176
Series 2017-SLCT, Class D, Class D, 1 Month USD LIBOR + 2.05% 2.23%, 7/15/2034 (a) (b)	736,547	682,442
Series 2017-SLCT, Class E, Class E, 1 Month USD LIBOR + 3.15% 3.33%, 7/15/2034 (a) (b)	1,805,400	1,661,092
	Principal Amount	Value
Series 2018-GW, Class D, Class D, 1 Month USD LIBOR + 1.77% 1.95%, 5/15/2035 (a) (b)	$ 275,000	$ 247,545
Series 2019-OC11, Class E, Class E, 4.08%, 12/9/2041 (a) (b)	4,009,000	3,537,933
CD Mortgage Trust Series 2017-CD4, Class XA, Class XA, IO, 1.46%, 5/10/2050 (b)	16,688,213	1,061,362
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, Class XA, IO, 1.17%, 1/10/2048 (b)	23,996,099	1,149,048
Series 2016-C4, Class XA, Class XA, IO, 1.86%, 5/10/2058 (b)	11,589,419	884,129
Series 2017-C8, Class XA, Class XA, IO, 1.78%, 6/15/2050 (b)	27,158,346	1,835,030
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	253,099
Series 2015-GC31, Class C, Class C, 4.19%, 6/10/2048 (b)	1,500,000	1,305,832
Series 2015-GC33, Class C, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,326,764
Series 2016-GC36, Class XA, Class XA, IO, 1.42%, 2/10/2049 (b)	21,091,685	1,169,708
Series 2020-555, Class E, Class E, 3.62%, 12/10/2041 (a)	2,047,000	1,969,662
COMM Mortgage Trust:
Series 2013-CR12, Class XA, Class XA, IO, 1.29%, 10/10/2046 (b)	27,277,632	846,526
Series 2015-CR22, Class XA, Class XA, IO, 1.03%, 3/10/2048 (b)	9,019,518	288,437
Series 2015-CR26, Class B, Class B, 4.63%, 10/10/2048 (b)	1,600,000	1,653,497
Series 2015-CR26, Class XA, Class XA, IO, 1.08%, 10/10/2048 (b)	20,680,814	838,988
Series 2015-DC1, Class C, Class C, VRN, 4.45%, 2/10/2048 (b)	644,000	483,856
Series 2015-DC1, Class XA, Class XA, IO, 1.17%, 2/10/2048 (b)	7,585,697	274,509

27

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
Series 2015-LC21, Class C, Class C, 4.48%, 7/10/2048 (b)	$ 968,000	$ 856,446
Series 2016-CR28, Class C, Class C, 4.80%, 2/10/2049 (b)	2,011,000	1,794,253
Series 2016-DC2, Class XA, Class XA, IO, 1.15%, 2/10/2049 (b)	19,046,029	840,455
Series 2017-PANW, Class D, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,420,201
Series 2017-PANW, Class E, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,265,312
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, Class AS, 3.85%, 6/15/2057 (b)	900,000	955,854
Series 2015-C4, Class XA, Class XA, IO, 1.01%, 11/15/2048 (b)	34,447,658	1,259,077
CSMC Trust Series 2017-MOON, Class D, Class D, 3.30%, 7/10/2034 (a) (b)	2,263,000	2,258,253
DBUBS Mortgage Trust Series 2017-BRBK, Class E, Class E, VRN, 3.65%, 10/10/2034 (a) (b)	872,000	848,531
DBWF Mortgage Trust Series 2018-GLKS, Class A, Class A, 1 Month USD LIBOR + 1.03%, 1.22%, 12/19/2030 (a) (b)	2,552,000	2,416,679
Great Wolf Trust Series 2019-WOLF, Class F, Class F, 1 Month USD LIBOR + 3.13%, 3.32%, 12/15/2036 (a) (b)	100,000	84,338
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, Class XA, IO, 1.64%, 2/10/2046 (b)	12,145,896	389,742
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, Class XA, IO, 0.87%, 9/10/2047 (b)	28,392,487	737,199
Series 2015-GC32, Class XA, Class XA, IO, 0.91%, 7/10/2048 (b)	23,975,630	719,561
Series 2015-GC34, Class XA, Class XA, IO, 1.42%, 10/10/2048 (b)	16,146,600	845,364
Series 2015-GS1, Class XA, Class XA, IO, 0.92%, 11/10/2048 (b)	26,120,802	929,827
	Principal Amount	Value
Series 2016-GS3, Class XA, Class XA, IO, 1.37%, 10/10/2049 (b)	$ 27,852,224	$ 1,595,286
Series 2019-GC38, Class XA, Class XA, IO, 1.12%, 2/10/2052 (b)	40,624,691	2,749,359
HPLY Trust Series 2019-HIT, Class F, Class F, 1 Month USD LIBOR + 3.15%, 3.33%, 11/15/2036 (a) (b)	2,786,616	2,285,700
IMT Trust:
Series 2017-APTS, Class BFL, Class BFL, 1 Month USD LIBOR + 0.95% 1.13%, 6/15/2034 (a) (b)	1,937,636	1,865,001
Series 2017-APTS, Class CFL, Class CFL, 1 Month USD LIBOR + 1.10% 1.28%, 6/15/2034 (a) (b)	1,937,636	1,856,324
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, Class D, 1 Month USD LIBOR + 1.90%, 2.08%, 6/15/2032 (a) (b)	126,758	120,664
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,769,393
Series 2015-JP1, Class XA, Class XA, IO, 1.23%, 1/15/2049 (b)	22,199,284	720,888
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, Class XA, IO, 1.00%, 11/15/2047 (b)	5,332,128	168,104
Series 2014-C26, Class C, Class C, 4.52%, 1/15/2048 (b)	1,500,000	1,407,251
Series 2015-C28, Class XA, Class XA, IO, 1.11%, 10/15/2048 (b)	9,038,024	296,881
Series 2015-C30, Class XA, Class XA, IO, 0.65%, 7/15/2048 (b)	26,331,957	578,324
Series 2015-C32, Class C, Class C, 4.80%, 11/15/2048 (b)	1,132,000	967,836
Series 2015-C33, Class C, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,582,740

28

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, Class XA, IO, 1.82%, 6/15/2049 (b)	$ 21,463,055	$ 1,249,514
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, Class X, IO, 1.15%, 3/10/2050 (a) (b)	43,861,076	1,537,936
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, Class XA, IO, 0.76%, 10/15/2046 (b)	12,807,554	211,873
Series 2013-C7, Class XA, Class XA, IO, 1.47%, 2/15/2046 (b)	13,336,238	368,554
Series 2015-C20, Class C, Class C, 4.61%, 2/15/2048 (b)	500,000	456,439
Series 2015-C27, Class C, Class C, 4.68%, 12/15/2047 (b)	1,219,000	1,083,479
Series 2015-C27, Class D, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,079,372
Series 2016-C28, Class XA, Class XA, IO, 1.35%, 1/15/2049 (b)	20,977,921	1,036,131
Series 2016-C30, Class XA, Class XA, IO, 1.55%, 9/15/2049 (b)	18,381,322	1,232,710
Series 2016-C31, Class C, Class C, 4.46%, 11/15/2049 (b)	3,358,000	2,850,668
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, Class XA, IO, 1.03%, 12/15/2048 (b)	24,740,620	1,005,064
Series 2019-L3, Class XA, Class XA, IO, 0.77%, 11/15/2052 (b)	56,044,703	2,651,144
Series 2020-L4, Class XA, Class XA, IO, VRN, 1.20%, 2/15/2053 (b)	33,149,607	2,691,649
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, Class XA, IO, 1.21%, 10/15/2050 (b)	24,278,486	1,484,297
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,176	2,839,652
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, Class A, 4.10%, 9/14/2022 (a) (b)	4,205,336	4,132,207
	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, Class D, 3.94%, 8/15/2050 (a)	$ 277,000	$ 152,448
Series 2015-C26, Class XA, Class XA, IO, 1.35%, 2/15/2048 (b)	7,813,550	346,763
Series 2015-C28, Class C, Class C, 4.24%, 5/15/2048 (b)	1,500,000	1,337,799
Series 2015-LC20, Class XA, Class XA, IO, 1.46%, 4/15/2050 (b)	6,957,431	290,323
Series 2015-NXS1, Class XA, Class XA, IO, 1.25%, 5/15/2048 (b)	7,628,046	322,676
Series 2015-NXS2, Class XA, Class XA, IO, 0.81%, 7/15/2058 (b)	23,686,931	683,562
Series 2015-P2, Class XA, Class XA, IO, 1.12%, 12/15/2048 (b)	21,419,101	745,629
Series 2016-C33, Class XA, Class XA, IO, 1.87%, 3/15/2059 (b)	14,049,383	919,567
Series 2017-C38, Class XA, Class XA, IO, 1.20%, 7/15/2050 (b)	38,307,366	2,117,999
Series 2017-RC1, Class XA, Class XA, IO, 1.66%, 1/15/2060 (b)	24,540,935	1,655,038
Series 2019-C50, Class XA, Class XA, IO, 1.59%, 5/15/2052 (b)	30,088,511	2,735,840
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, Class XA, IO, 1.19%, 3/15/2047 (b)	8,983,630	247,444
Series 2014-C21, Class XA, Class XA, IO, 1.19%, 8/15/2047 (b)	15,634,109	511,839
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $134,933,550)		101,691,129

29

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (k) (l) (Cost $67,857,504)	67,857,504	$ 67,857,504
TOTAL INVESTMENTS — 99.8% (Cost $3,116,743,431)		3,183,593,050
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,649,093
NET ASSETS — 100.0%		$ 3,191,242,143
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at June 30, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	This Senior Loan will settle after June 30, 2020, at which time the interest rate will be determined.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at June 30, 2020.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REMIC	Real Estate Mortgage Investment Conduit
VRN	Variable Rate Note

At June 30, 2020, the Fund had unfunded loan commitments of $93,014, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Intelsat Jackson Holdings S.A.	93,014	94,671	1,657
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 476,279,535	$—	$ 476,279,535
Asset-Backed Securities	—	78,819,369	—	78,819,369
Foreign Government Obligations	—	30,971,059	—	30,971,059
U.S. Government Agency Obligations	—	1,331,899,563	—	1,331,899,563
U.S. Treasury Obligations	—	834,374,892	—	834,374,892
Mortgage-Backed Securities	—	166,261,980	—	166,261,980
Commercial Mortgage Backed Securities	—	101,691,129	—	101,691,129
Common Stocks	4,080	—	0(a)	4,080
Convertible Bonds	—	49,269	—	49,269
Senior Floating Rate Loans	—	95,384,670	—	95,384,670
Short-Term Investment	67,857,504	—	—	67,857,504
TOTAL INVESTMENTS	$67,861,584	$3,115,731,466	$ 0	$3,183,593,050
30

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	$ —	$ 1,657	$—	$ 1,657
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 1,657	$—	$ 1,657
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$1,125,021,728	$1,141,480,623	$—	$—	67,857,504	$67,857,504	$748,875
31	ARTOTL

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 25, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 25, 2020